As filed with the Securities and Exchange Commission on September 1, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                                Amendment No. 1
                  Investment Company Act file number   811-06511
                                                    ----------------------

                       Regions Morgan Keegan Select Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                           ---------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                 ----------------------------------------------
                     (Name and address of agent for service)

                                 with copies to:

                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                   Date of fiscal year end: November 30, 2005
                                            -----------------
                     Date of reporting period: May 31, 2005
                                               ------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR 270.30e-1):



                                                              Semi-Annual Report
--------------------------------------------------------------------------------
                                                                    May 31, 2005



                                                    SELECT
                                                    FUNDS
                                 REGIONS [GRAPHIC REPRESENTATION] MORGAN KEEGAN

                                TABLE OF CONTENTS

Letter to Shareholders.....................................................  1

About Shareholder and Fund Expenses........................................  2

Regions Morgan Keegan Select Mid Cap Growth Fund...........................  6

   Portfolio of Investments................................................ 10

Regions Morgan Keegan Select Growth Fund................................... 12

   Portfolio of Investments................................................ 16

Regions Morgan Keegan Select Mid Cap Value Fund............................ 18

   Portfolio of Investments................................................ 22

Regions Morgan Keegan Select Value Fund.................................... 24

   Portfolio of Investments................................................ 28

Regions Morgan Keegan Select Balanced Fund................................. 30

   Portfolio of Investments................................................ 34

Regions Morgan Keegan Select Fixed Income Fund............................. 38

   Portfolio of Investments................................................ 42

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund............ 44

   Portfolio of Investments................................................ 48

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund............. 50

   Portfolio of Investments................................................ 54

Regions Morgan Keegan Select Treasury Money Market Fund.................... 58

   Portfolio of Investments................................................ 60

Regions Morgan Keegan Select Government Money Market Fund.................. 62

   Portfolio of Investments................................................ 64

Statements of Assets and Liabilities....................................... 66

Statements of Operation.................................................... 68

Statements of Changes in Net Assets........................................ 70

Financial Highlights....................................................... 76

Notes to Financial Statements.............................................. 86

Board of Trustees and Trust Officers.......................................102

Supplemental Information...................................................105

Regions Morgan Keegan Fund Complex.........................................109


AN INVESTOR SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 1-877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------
     NOT FDIC INSURED              MAY LOSE VALUE          NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

Dear Shareholder,

We are pleased to present the enclosed semi-annual report for Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and Regions Morgan Keegan Select Government Money Market Fund (each a "Fund" and collectively the "Funds"). In this report, you will find information on each Fund's investment objective and strategy and learn how your investment in the Funds performed during the six-month period ended May 31, 2005. The portfolio management teams will also provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the Funds' financial statements and list of the Funds' investments as of May 31, 2005.

As always, we appreciate your continued support of the Regions Morgan Keegan Select Funds family. It is important to stay focused on your long-term investment strategy. Your financial adviser can help you evaluate your portfolio's performance to ensure that your diversified mix of investments is designed to help generate the long-term performance your goals demand. We remain committed to helping you pursue your financial goals through investments in our mutual fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs. If you have any questions about the Funds, please call us at 877-757-7424.

Sincerely,

/s/ Carter E. Anthony

Carter E. Anthony, CFA
President and Chief Investment Officer
Morgan Asset Management, Inc.

                       ABOUT SHAREHOLDER AND FUND EXPENSES

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of expenses on their investments. As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following example is intended to help you to understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six month period beginning December 1, 2004 and ending May 31, 2005.

The following table illustrates your fund's costs in two ways:

Based on actual fund return. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

Based on hypothetical 5% return. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on the operating expenses and other shareholder costs, please refer to the funds' prospectus.

                       ABOUT SHAREHOLDER AND FUND EXPENSES

------------------------------------------------------------------------------------------------------------
                                            ANNUALIZED        BEGINNING           ENDING         EXPENSES
                                              EXPENSE       ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                                               RATIO      DECEMBER 1, 2004     MAY 31, 2005      PERIOD*
------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
ACTUAL
   Class A Shares........................      1.26%       $1,000            $1,033.10          $  6.39
   Class C Shares........................      2.01%        1,000             1,030.50            10.18
   Class I Shares........................      1.01%        1,000             1,034.40             5.12
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................      1.26%       $1,000            $1,018.65          $  6.34
   Class C Shares........................      2.01%        1,000             1,014.91            10.10
   Class I Shares........................      1.01%        1,000             1,019.90             5.09
------------------------------------------------------------------------------------------------------------

GROWTH FUND
ACTUAL
   Class A Shares........................      1.23%       $1,000            $1,026.40          $  6.21
   Class C Shares........................      1.98%        1,000             1,022.70             9.98
   Class I Shares(1).....................      0.98%        1,000             1,009.00             4.91

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................      1.23%       $1,000            $1,018.80          $  6.19
   Class C Shares........................      1.98%        1,000             1,015.06             9.95
   Class I Shares(1).....................      0.98%        1,000             1,020.04             4.94

------------------------------------------------------------------------------------------------------------

MID CAP VALUE FUND
ACTUAL
   Class A Shares........................      1.50%       $1,000            $1,045.90          $  7.65
   Class C Shares........................      2.25%        1,000             1,042.50            11.46
   Class I Shares(2).....................      1.25%        1,000             1,017.10             6.29

HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................      1.50%       $1,000            $1,017.45          $  7.54
   Class C Shares........................      2.25%        1,000             1,013.71            11.30
   Class I Shares(2).....................      1.25%        1,000             1,018.20             6.29

------------------------------------------------------------------------------------------------------------

VALUE FUND
ACTUAL
   Class A Shares........................      1.28%       $1,000            $1,038.30          $  6.50
   Class C Shares........................      2.03%        1,000             1,035.00            10.30
   Class I Shares........................      1.03%        1,000             1,039.70             5.24
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   CLASS A SHARES........................      1.28%       $1,000            $1,018.55          $  6.44
   Class C Shares........................      2.03%        1,000             1,014.81            10.20
   Class I Shares........................      1.03%        1,000             1,019.80             5.19
------------------------------------------------------------------------------------------------------------

(1) Class I Shares of the Growth Fund commenced investment operations on May 20, 2005.
(2) Class I Shares of the Mid Cap Value Fund commenced investment operations on May 11, 2005.

   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                        ABOUT SHAREHOLDER AND FUND EXPENSES

---------------------------------------------------------------------------------------------------------------
                                            ANNUALIZED          BEGINNING            ENDING          EXPENSES
                                              EXPENSE         ACCOUNT VALUE      ACCOUNT VALUE     PAID DURING
                                               RATIO        DECEMBER 1, 2004      MAY 31, 2005       PERIOD*
---------------------------------------------------------------------------------------------------------------

BALANCED FUND(3)
ACTUAL
   Class A Shares........................        1.32%     $1,000               $1,028.00         $ 6.67
   Class C Shares........................        2.07%      1,000                1,024.90          10.45
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................        1.32%     $1,000               $1,018.35         $ 6.64
   Class C Shares........................        2.07%      1,000                1,014.61          10.40
---------------------------------------------------------------------------------------------------------------

FIXED INCOME FUND(3)
ACTUAL
   Class A Shares........................        0.98%     $1,000               $1,014.50         $ 4.92
   Class C Shares........................        1.73%      1,000                1,011.60           8.68
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................        0.98%     $1,000               $1,020.04         $ 4.94
   Class C Shares........................        1.73%      1,000                1,016.31           8.70
---------------------------------------------------------------------------------------------------------------

LIMITED MATURITY FIXED INCOME FUND(3)
ACTUAL
   Class A Shares........................        0.92%     $1,000               $1,008.20         $ 4.61
   Class C Shares........................        1.67%      1,000                1,004.40           8.35
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................        0.92%     $1,000               $1,020.34         $ 4.63
   Class C Shares........................        1.67%      1,000                1,016.60           8.40
---------------------------------------------------------------------------------------------------------------

INTERMEDIATE TAX EXEMPT BOND FUND
ACTUAL
   Class A Shares........................        0.74%     $1,000               $1,010.80         $ 3.71
   Class C Shares........................        1.49%      1,000                1,010.20           7.47
   Class I Shares........................        0.49%      1,000                1,013.10           2.46
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................        0.74%     $1,000               $1,021.24         $ 3.73
   Class C Shares........................        1.49%      1,000                1,017.50           7.49
   Class I Shares........................        0.49%      1,000                1,022.49           2.47
---------------------------------------------------------------------------------------------------------------

TREASURY MONEY MARKET FUND
ACTUAL
   Class A Shares........................        0.62%     $1,000$               1,009.00         $ 3.11
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
   Class A Shares........................        0.62%     $1,000$               1,021.84         $ 3.13
---------------------------------------------------------------------------------------------------------------

(3)   As of May 31, 2005, Class I Shares of Balanced Fund, Fixed Income Fund, and Limited Maturity Fixed
Income Fund had not commenced investment operations.

   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                       ABOUT SHAREHOLDER AND FUND EXPENSES

-------------------------------------------------------------------------------------------------------------
                                             ANNUALIZED       BEGINNING           ENDING         EXPENSES
                                               EXPENSE      ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING
                                                RATIO     DECEMBER 1, 2004     MAY 31, 2005      PERIOD*
-------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
ACTUAL
   Class A Shares..........................   0.62% $             1,000        $   1,009.20       $    3.11
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE Expenses)
   Class A Shares..........................   0.62% $             1,000        $   1,021.84       $    3.13
-------------------------------------------------------------------------------------------------------------
   *  Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                        7

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

OBJECTIVE & STRATEGY
                                              ----------------------------------

The Regions Morgan Keegan Select Mid Cap Growth Fund seeks long-term capital appreciation. The Fund invests primarily in equity securities of mid-capitalization companies (i.e., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Growth Index(1) ("RMCGI") at the time of purchase).

INVESTMENT RISKS: Equity Securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Mid-capitalization stocks typically carry additional risk, since mid-sized companies generally have higher risk of failure than larger companies and, historically, their stocks have experienced a greater degree of volatility.

MANAGEMENT DISCUSSION & ANALYSIS
                                                          ----------------------

For the six month period ended May 31, 2005, the Regions Morgan Keegan Select Mid Cap Growth Fund's Class A Shares had a total return of 3.31%, based on net asset value. While the Fund reported a positive return, it slightly underperformed its benchmark, the RMCGI(1), which returned 4.63% during the same period; however, the Fund did outperform the Lipper Mid Cap Growth Index(2), which returned 1.41% during the same period. We predominately invest in companies with market capitalizations between $2 billion and $10 billion, although the Fund may invest in companies with market capitalizations that range from approximately $550 million to $36 billion, which is the range tracked by the RMCGI.

The Fund's top five holdings with the largest individual percentage gains during the period were Chico's FAS, Inc., +77%; Google, Inc., +52%; Coventry Heath Care, Inc., +40%; Sepracor, Inc., +36%; and Patterson-UTI Energy, Inc., +32%; all of which contributed to the Fund's positive return. The Fund's less successful investments during the period were TASER, -43%; Millennium Pharmaceuticals, -34%; RF Micro Devices, -33%; and Harman International, -32%. The declines can be attributable to earnings warnings or announcements, weaker industry fundamentals, or issue-specific problems. The Energy sector was the Fund's largest commitment followed by Consumer Discretionary, Health Care, and Technology. We have positioned the Fund to take advantage of the current conditions in the energy market. OPEC is producing at capacity while consumer demand continues to gradually increase at about 1%-2% annually. The convergence of the supply and demand curves will create much higher prices in the future. A quick resolution to this problem is not probable since it takes time for companies to invest in new equipment and build new refineries in order to increase production.

The Fund is generally fully invested as we feel that stocks that we can purchase and hold offer greater risk/reward opportunities than do the larger-capitalized stocks in the Standard and Poor's 500 Index. At this time, we feel that the Fund's four major sectors mentioned above offer the most growth opportunities currently in the market.


/s/ Charles A. Murray                             /s/ David P. McGrath

Charles A. Murray, CFA                            David P. McGrath, CFA
Senior Portfolio Manager                          Senior Portfolio Manager
Morgan Asset Management, Inc.                     Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

TOP TEN EQUITY HOLDINGS(+)
                                              ----------------------------------
AS OF MAY 31, 2005

                                    % OF TOTAL                                                 % OF TOTAL
TICKER  DESCRIPTION                 NET ASSETS   TICKER   DESCRIPTION                          NET ASSETS
----------------------------------------------------------------------------------------------------------
QQQQNASDAQ 100 Trust................    3.0%     GILD     Gilead Sciences, Inc................       2.3%
MUR  Murphy Oil Corp................    2.7%     XTO      XTO Energy, Inc.....................       2.2%
CVH  Coventry Health Care, Inc......    2.7%     SPY      S&P's Depository Receipts Trust.....       2.2%
SII  Smith International, Inc.......    2.6%     GSF      GlobalSantaFe Corp..................       2.2%
CHS  Chico's FAS, Inc...............    2.6%              Legg Mason, Inc.....................       2.0%

(+) THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION(+)
                                                        ------------------------
AS OF MAY 31, 2005
                               % OF TOTAL                           % OF TOTAL
                               INVESTMENTS                          INVESTMENTS
--------------------------------------------------------------------------------

Mutual Funds...................    21.9%     Materials.............     7.1%
Energy.........................    19.5%     Industrials...........     2.7%
Information Technology.........    12.6%     Services..............     2.7%
Consumer Discretionary.........    11.3%     Utilities.............     1.4%
Financials.....................    10.6%     Consumer Staples......     0.4%
Healthcare.....................     9.8%

--------------------------------------

(1)

INDEX DESCRIPTIONS
                                        ----------------------------------------

(1) The Russell Mid Cap Growth Index tracks equity securities of medium-sized companies whose market capitalization falls within the $550 million to $36 billion range. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

(2) The Lipper Mid Cap Growth Index is the average return of the 30 largest midcap growth funds. Funds in the index are rebalanced quarterly. The index is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

GROWTH OF A $25,000 INVESTMENT
                                                          ----------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Mid Cap Growth Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the RMCGI(2) and the Standard & Poor's Midcap 400/Barra Growth Index ("S&PMC400/BGI").(2)

                            [GRAPHIC REPRESENTATION]
                                           RUSSELL MIDCAP                 S & P 500 MIDCAP 400
Class A                                     GROWTH INDEX                   BARRA GROWTH INDEX
          11/30/94     23,625          11/30/94        25,000           11/30/94         25,000
          11/30/95     28,536          11/30/95        33,946           11/30/95         30,770
          11/30/96     35,792          11/30/96        40,583           11/30/96         37,179
          11/30/97     47,523          11/30/97        48,260           11/30/97         47,712
          11/30/98     48,232          11/30/98        52,220           11/30/98         54,638
          11/30/99     72,657          11/30/99        74,319           11/30/99         77,211
          11/30/00    100,744          11/30/00        73,095           11/30/00         87,291
          11/30/01    104,683          11/30/01        59,189           11/30/01         81,206
          11/30/02     92,045          11/30/02        47,469           11/30/02         71,458
          11/30/03    118,914          11/30/03        62,964           11/30/03         89,631
          11/30/04    127,205          11/30/04        70,144           11/30/04         97,563
           5/31/05    131,414           5/31/05        73,392            5/31/05        103,643


GROWTH OF A $10,000 INVESTMENT
                                                --------------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Mid Cap Growth Fund--Class C Shares from January 7, 2002 (commencement of investment operations) to May 31, 2005 compared to the RMCGI(2) and the S&PMC400/BGI.(2)

                            [GRAPHIC REPRESENTATION]
                                           RUSSELL MIDCAP                S & P 500 MIDCAP 400
Class C                                     GROWTH INDEX                  BARRA GROWTH INDEX
            1/7/02     10,000            1/7/02       10,000             1/7/02         10,000
          11/30/02      8,594          11/30/02        7,667           11/30/02          8,452
          11/30/03     11,024          11/30/03       10,170           11/30/03         10,601
          11/30/04     11,709          11/30/04       11,330           11/30/04         11,540
           5/31/05     12,066           5/31/05       11,854            5/31/05         12,259

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
                                                        ------------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Mid Cap Growth Fund--Class I Shares(1) from June 24, 2004 (commencement of investment operations) to May 31, 2005 compared to the RMCGI(2) and the S&PMC400/BGI.(2)

                            [GRAPHIC REPRESENTATION]
                                           RUSSELL MIDCAP                 S & P 500 MIDCAP 400
Class I                                     GROWTH INDEX                   BARRA GROWTH INDEX
           6/24/04     10,000           6/24/04        10,000            6/24/04         10,000
          11/30/04     10,266          11/30/04        10,476           11/30/04         10,472
           5/31/05     10,619           5/31/05        10,961            5/31/05         11,125



PERFORMANCE INFORMATION
                                                --------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                                                   COMMENCEMENT
                               SIX        1         5       10     OF INVESTMENT
AS OF MAY 31, 2005           MONTHS(*)  YEAR      YEAR     YEAR    OPERATIONS(3)
--------------------------------------------------------------------------------

CLASS A SHARES(1)(**)       -2.37%      1.10%     6.16%   16.51%         14.26%
 (EXCLUDING SALES LOAD)(1)   3.31%      6.99%     7.37%   17.17%         14.80%
--------------------------------------------------------------------------------
CLASS C SHARES(***)          2.02%      5.33%      N/A      N/A           5.68%
 (EXCLUDING CDSC)            3.05%      6.39%      N/A      N/A           5.68%
--------------------------------------------------------------------------------
CLASS I SHARES               3.44%       N/A       N/A      N/A            N/A
--------------------------------------------------------------------------------
  (*)  Aggregate.
 (**)  Reflects the maximum sales load of 5.50%.
(***) Reflects the maximum Contingent Deferred Sales Charge of 1.00% for Shares redeemed within 12 months.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For the most recent performance, call 1-877-757-7424. The Fund's performance assumes the reinvestment of all dividends and capital gain distributions in the Fund. Returns shown in the chart and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

(1) Effective June 4, 2004, all Class B Shares of the Fund converted to Class A Shares of the Fund. Historical total return information for any period or portion thereof prior to the commencement of investment operations of Class A Shares (May 20, 1998) will be that of Class B Shares and reflect all charges, expenses and fees incurred by Class B Shares, which were generally higher than the expenses of Class A Shares, during such periods.

(2) Effective December 31, 2004, the benchmark index of the Fund was changed from the S&PMC400/BGI to the RMCGI because the RMCGI is more reflective of the Fund's investment strategies. The S&P MC 400/BGI is a capitalization-weighted index of common stocks representing all major industries in the mid-range of the U. S. stock market having the highest price-to-book ratios. The RMCGI tracks equity securities of medium-sized companies whose market capitalization falls within the $550 million to $36 billion range. Total returns for the indexes shown are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The Fund's Class A Shares, Class C Shares and Class I Shares commenced investment operations on June 30, 1993, January 7, 2002 and June 24, 2004, respectively.

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
                                                --------------------------------
MAY 31, 2005 (UNAUDITED)

   SHARES                                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-98.9%

                   CONSUMER DISCRETIONARY-14.3%
                   FOOD & DRUG RETAIL-1.7%
 40,000            Whole Foods Market, Inc.                $4,759,200
                   LEISURE EQUIPMENT & PRODUCTS-1.3%
 50,000            International Speedway Corp.             2,733,000
 36,000   (1,2)    Shuffle Master, Inc.                       986,040
                                                          -----------------
                      Total                                 3,719,040
                                                          -----------------
                   MEDIA-1.4%
  5,000            Washington Post Co.                      4,150,000
                   MULTILINE RETAIL-0.7%
 30,000            Dollar General Corp.                       588,300
 60,000   (1,2)    Dollar Tree Stores, Inc.                 1,488,000
                                                          -----------------
                      Total                                 2,076,300
                                                          -----------------
                   SPECIALTY RETAIL-7.7%
 60,000     (1)    Advance Auto Parts, Inc.                 3,556,200
 30,000            American Eagle Outfitters, Inc.            849,000
220,000     (1)    Chico's FAS, Inc.                        7,526,200
 70,000            Michaels Stores, Inc.                    2,947,700
 40,000     (1)    Pacific Sunwear of California, Inc.        840,000
 80,000     (2)    Petsmart, Inc.                           2,540,000
 60,000     (1)    Sotheby's Holdings, Inc.                   841,800
 20,000   (1,2)    Urban Outfitters, Inc.                   1,066,800
 50,000     (1)    Williams-Sonoma, Inc.                    1,966,500
                                                          -----------------
                      Total                                22,134,200
                                                          -----------------
                   TEXTILES, APPAREL & LUXURY GOODS-1.5%
 50,000     (1)    Coach, Inc.                              1,452,000
 80,000     (1)    Timberland Co., Class A                  2,948,800
                                                          -----------------
                      Total                                 4,400,800
                                                          -----------------
                      Total Consumer Discretionary         41,239,540
                                                          -----------------

                   CONSUMER STAPLES-0.5%
                   FOOD PRODUCTS-0.5%
 50,000     (2)    Hormel Foods Corp.                       1,481,000

                   ENERGY-24.7%
                   ENERGY EQUIPMENT & SERVICES-13.1%
 60,000            B.J. Services Co.                        3,021,000
 40,000            Baker Hughes, Inc.                       1,847,600
160,000     (2)    GlobalSantaFe Corp.                      5,862,400
160,000   (1,2)    Headwaters, Inc.                         5,292,800
700,000   (1,2)    Newpark Resources, Inc.                  4,270,000
 60,000     (1)    Oceaneering International, Inc.          2,190,000
170,000            Patterson-UTI Energy, Inc.               4,498,200
130,000            Smith International, Inc.                7,638,800
 60,000   (1,2)    Weatherford International, Inc.          3,154,200
                                                          -----------------
                      Total                                37,775,000
                                                          -----------------
                   OIL & GAS-11.6%
 70,000     (1)    Grant Prideco, Inc.                      1,681,400
 59,907            Kerr-McGee Corp.                         4,424,731
160,000     (2)    Lyondell Chemical Co.                    3,798,400
 80,000            Murphy Oil Corp.                         7,820,000
 30,000     (2)    Noble Energy, Inc.                       2,231,100
 70,000   (1,2)    Plains Exlporation & Production Co.      2,138,500

   SHARES                                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

100,000     (1)    The Houston Exploration Co.             $5,097,000
200,000            XTO Energy, Inc.                         6,224,000
                                                          -----------------
                      Total                                33,415,131
                                                          -----------------
                      Total Energy                         71,190,131
                                                          -----------------

                   FINANCIALS-13.5%
                   COMMERCIAL BANKS-3.1%
 70,000     (2)    Associated Banc-Corp                     2,339,400
 80,000     (2)    Commerce Bancorp, Inc.                   2,220,000
130,000     (2)    TCF Financial Corp.                      3,364,400
 30,000            Wilmington Trust Co.                     1,074,900
                                                          -----------------
                      Total                                 8,998,700
                                                          -----------------
                   DIVERSIFIED FINANCIAL SERVICES-5.2%
230,000     (2)    NASDAQ 100 Trust Shares                  8,758,400
 52,000     (2)    Standard & Poors Depositary Receipts
                   Trust                                    6,212,960
                                                          -----------------
                      Total                                14,971,360
                                                          -----------------
                   INVESTMENT SERVICES-2.0%
 70,000            Legg Mason, Inc.                         5,752,600
                   INSURANCE-2.2%
 60,000     (2)    A.J. Gallagher                           1,657,200
 36,000     (1)    Wellpoint, Inc.                          4,788,000
                                                          -----------------
                      Total                                 6,445,200
                                                          -----------------
                   REAL ESTATE-1.0%
 60,000            Developers Diversified Realty Corp.      2,736,000
                                                          -----------------
                      Total Financials                     38,903,860
                                                          -----------------
                   HEALTHCARE-12.5%
                   BIOTECHNOLOGY-6.3%
 30,000   (1,2)    Cephalon, Inc.                           1,272,600
160,000     (1)    Gilead Sciences, Inc.                    6,528,000
160,000   (1,2)    Ivax Corp.                               3,144,000
 44,000   (1,2)    Martek Biosciences Corp.                 1,647,360
 90,000   (1,2)    Sepracor, Inc.                           5,468,400
                                                          -----------------
                      Total                                18,060,360
                                                          -----------------

                   HEALTHCARE EQUIPMENT & SUPPLIES-3.5%
 56,000            Dentsply International, Inc.             3,194,240
 94,000   (1,2)    Patterson Companies, Inc.                4,269,480
 74,000   (1,2)    Varian Medical Systems, Inc.             2,783,140
                                                          -----------------
                      Total                                10,246,860
                                                          -----------------
                   HEALTHCARE PROVIDERS & SERVICES-2.7%
110,000     (1)    Coventry Health Care, Inc.               7,658,200
                                                          -----------------
                      Total Healthcare                     35,965,420
------
                   INDUSTRIALS-3.5%
                   AIRLINES-1.5%
 80,000   (1,2)    ExpressJet Holdings, Inc.                  690,400
200,000   (1,2)    Frontier Airlines, Inc.                  2,442,000
 60,000     (2)    Skywest, Inc.                            1,094,400
                                                          -----------------
                      Total                                 4,226,800
                                                          -----------------
                   INDUSTRIAL CONGLOMERATES-1.3%
 84,000     (2)    Pentair, Inc.                            3,738,840

                REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

   SHARES                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                     TRANSPORTATION INFRASTRUCTURE-0.7%
 40,000              Expeditors International                    $2,039,200
                                                                ----------------
                          Total Industrials                      10,004,840
                                                                ----------------
                     INFORMATION TECHNOLOGY-15.9%
                     COMPUTERS & PERIPHERALS-3.6%
 80,000     (1,2)    Avid Technology, Inc.                        4,691,200
 26,000              CDW Corp.                                    1,512,680
 40,000              National Instruments Corp. (Texas)             930,000
120,000     (1,2)    Sandisk Corp.                                3,116,400
                                                                ----------------
                          Total                                  10,250,280
                                                                ----------------
                     ELECTRONIC EQUIPMENT & INSTRUMENTS-1.7%
 34,000       (1)    Energizer Holdings, Inc.                     2,137,920
 44,000     (1,2)    Gen Probe, Inc.                              1,709,840
 36,000              Harris Corp.                                 1,034,640
                                                                ----------------
                          Total                                   4,882,400
                                                                ----------------
                     INTERNET SOFTWARE & SERVICES-1.3%
 14,000     (1,2)    Google, Inc.                                 3,881,780
                     IT CONSULTING & SERVICES-0.5%
 40,000       (1)    Alliance Data Systems Corp.                  1,508,800
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS-4.1%
120,000     (1,2)    Cree, Inc.                                   3,598,788
130,000     (1,2)    Lam Research Corp.                           3,984,500
100,000              Microchip Technology, Inc.                   2,965,000
 50,000     (1,2)    Silicon Laboratories, Inc.                   1,386,500
                                                                ----------------
                          Total                                  11,934,788
                                                                ----------------
                     SOFTWARE-4.7%
 36,000     (1,2)    Cognos, Inc.                                 1,359,360
110,000       (1)    Cognizant Technology Solutions Corp.         5,280,000
 60,000     (1,2)    DST Systems                                  2,901,600
 60,000       (1)    McAfee, Inc.                                 1,720,800
100,000     (1,2)    Symantec Corp.                               2,251,000
                                                                ----------------
                          Total                                  13,512,760
                                                                ----------------
                          Total Information Technology           45,970,808
                                                                ----------------
                     MATERIALS-8.9%
                     CAPITAL GOODS-1.8%
 80,000              Graco, Inc.                                  2,791,200
 30,000              Precision Castparts Corp.                    2,331,900
                                                                ----------------
                          Total                                   5,123,100
                                                                ----------------
                     CHEMICALS-0.5%
 60,000              Airgas, Inc.                                 1,440,000
                     CONSTRUCTION MATERIALS-1.2%
 20,000              Carlisle Companies, Inc.                     1,386,400
 36,000       (2)    Fastenal Co.                                 2,091,960
                                                                ----------------
                          Total                                   3,478,360
                                                                ----------------
                     METALS & MINING-5.4%
 70,000              Arch Coal, Inc.                              3,391,500
130,000              Newmont Mining Corp.                         4,841,200
 76,000              Peabody Energy Corp.                         3,628,240
 60,000     (1,2)    Titanium Metals Corp.                        2,552,400
100,000              USEC, Inc.                                   1,365,000
                                                                ----------------
                          Total                                  15,778,340
                                                                ----------------
                          Total Materials                        25,819,800
                                                                ----------------

   SHARES                                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                     SERVICES-3.4%
                     BROADCASTING & CABLE TV-0.9%
 80,000     (1,2)    XM Satellite Radio Holdings, Inc.           $2,568,800
                     BUSINESS SERVICES-0.8%
 60,000       (1)    ChoicePoint, Inc.                            2,355,600
                     RESTAURANTS-1.7%

 62,000     (1,2)    Cheesecake Factory, Inc.                     2,189,220
 60,000              Outback Steakhouse, Inc.                     2,655,000
                                                                ----------------
                        Total                                     4,844,220
                                                                ----------------
                        Total Services                            9,768,620
                                                                ----------------
                     UTILITIES-1.7%
                     GAS UTILITIES-1.7%
 40,000              Equitable Resources, Inc.                    2,542,400
 40,000              Questar Corp.                                2,521,600
                                                                ----------------
                        Total Utilities                           5,064,000
                                                                ----------------
                        TOTAL COMMON STOCKS
                        (IDENTIFIED COST $237,145,119)          285,408,019
                                                                ----------------
MUTUAL FUNDS-27.7%
 76,778,145          Bank of New York Institutional Cash
                     Reserves Fund (held as collateral for
                     securities lending)                         76,778,145
  1,587,876          Fidelity Institutional Money Market
                     Fund                                         1,587,876
  1,587,875          Fidelity Institutional Prime Money
                     MarketFund                                   1,587,875
                                                                ----------------
                        TOTAL MUTUAL FUNDS
                        (IDENTIFIED COST $79,953,896)            79,953,896
                                                                ----------------

                        TOTAL INVESTMENTS-126.6%
                        (IDENTIFIED COST $317,099,015)          365,361,915
                                                                ----------------

                        OTHER ASSETS AND LIABILITIES-
                        NET-(26.6)%                             (76,739,804)
                                                                ----------------
                        TOTAL NET ASSETS-100.0%                $288,622,111
                                                                ================

(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.


                  MARKET VALUE OF                           MARKET VALUE
                 SECURITIES LOANED                         OF COLLATERAL
--------------------------------------------------------------------------------

                    $74,505,275                             $76,778,145

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

OBJECTIVE & STRATEGY
                                                --------------------------------

The Regions Morgan Keegan Select Growth Fund seeks growth of capital and income. The Fund invests in common stocks of companies expecting to achieve above-average growth in earnings.

INVESTMENT RISKS: Equity Securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

MANAGEMENT DISCUSSION & ANALYSIS
                                                        ------------------------

For the six month period ended May 31, 2005, the Regions Morgan Keegan Select Growth Fund's Class A Shares had a total return of 2.64%, based on net asset value. The Fund modestly outperformed its benchmark, the Standard and Poor's 500 Index(1), which returned 2.42% during the same period. The Fund also modestly outperformed the Lipper Large Cap Growth Index(2) ("LLCGI"), which returned 2.51% during the same period. While the Fund reported a positive return which surpassed its benchmark and the LLCGI(3), it slightly underperformed the Standard and Poor's BARRA Growth Index(3) ("S&PBGI"), which returned 3.08% during the same period.

Growth funds have struggled relative to value funds over the last several years due to the unwinding of the "tech bubble" in the early part of the decade. The Fund's largest sector weightings are Health Care and Technology. The Technology sector has experienced a lot of volatility over the last five years; however, we continue to invest in technology stocks since these companies continue to grow, although at a slower pace than in the late 1990's. Other important sectors for the Fund are Energy, Consumer Staples, and Industrials. Energy is the Fund's largest over-weight allocation relative to the S&PBGI. The S&PBGI recently added Exxon-Mobil Corporation to the index thereby making Energy a growth sector, which was predominately considered a value sector.

The Fund's top five holdings with the largest individual percentage gains during the period were Google, Inc., +52%; Coventry Heath Care, Inc., +40%; CVS Corporation, +20%; Intel Corporation, +20%; and Gilead Sciences, Inc., +18%, all of which contributed to the Fund's positive return. It is clear that some of the Fund's success has come from "middle tier" stocks that show higher growth rates that the older, more established "mega-cap" stocks. The Fund's less successful investments during the period were Biogen IDEC, -33%; eBay, -32%; Symantec, -29%; Newmont Mining, -21%; and IBM, -20%. In most cases, industry fundamentals or issue-specific announcements lead to sharp price declines in the stocks. Some issues were sold due to sharp price declines relative to cost while others were held as the declines were deemed short-term problems that would eventually be overcome. The Fund invests in stocks with market values greater than $10 billion with the "sweet spot" of our universe being stocks in the $10 billion to $50 billion range.


/s/ Charles A. Murray                              /s/ David P. McGrath
Charles A. Murray, CFA                             David P. McGrath, CFA
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

TOP TEN EQUITY HOLDINGS(+)
                                                --------------------------------
AS OF MAY 31, 2005

                                 % OF TOTAL                                      % OF TOTAL
TICKER DESCRIPTION               NET ASSET   TICKER   DESCRIPTION                NET ASSETS
-------------------------------------------------------------------------------------------
GE    General Electric Co.......   5.9%       INTC    Intel Corp..................   3.1%

XOM   Exxon Mobil Corp..........   5.7%       PEP     PepsiCo, Inc................   2.6%

JNJ   Johnson & Johnson, Inc....   4.7%       UNH     UnitedHealth Group, Inc.....   2.5%

MSFT  Microsoft Corp............   3.9%       ABT     Abbot Laboratories..........   2.4%

MO    Altria Group, Inc.........   3.2%       GILD    Gilead Sciences, Inc........   2.3%

(+)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

EQUITY SECTOR DIVERSIFICATION(+)
                                                        ------------------------
AS OF MAY 31, 2005

                       % OF TOTAL INVESTMENTS             % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

Healthcare...................  19.1%   Consumer Discretionary.............  4.9%

Information Technology.......  17.9%   Materials..........................  4.2%

Energy.......................  13.2%   Financials.........................  3.1%

Mutual Funds.................  13.0%   Capital Goods......................  2.6%

Consumer Staples.............  10.9%   Utilities..........................  2.0%

Industrials..................   7.8%   Telecommunication Services.........  1.3%

(+)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTIONS
                                        ----------------------------------------

(1) THE STANDARD AND POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE CAP GROWTH INDEX IS THE AVERAGE RETURN OF THE 30 LARGEST LARGE CAP GROWTH FUNDS. FUNDS IN THE INDEX ARE REBALANCED QUARTERLY. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE STANDARD AND POOR'S BARRA GROWTH INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF STOCKS IN THE STANDARD AND POOR'S 500 INDEX HAVING THE HIGHEST PRICE TO BOOK RATIOS. THE INDEX CONSISTS OF APPROXIMATELY HALF OF THE STANDARD AND POOR'S 500 INDEX ON A MARKET CAPITALIZATION BASIS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

GROWTH OF A $25,000 INVESTMENT
                                                        ------------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Growth Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the Standard & Poor's 500 Index ("S&P 500"),(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]

Class A                                         S & P 500
      11/30/94          23,625                  11/30/94      25,000
      11/30/95          29,062                  11/30/95      34,234
      11/30/96          37,263                  11/30/96      43,766
      11/30/97          45,600                  11/30/97      56,241
      11/30/98          61,076                  11/30/98      69,549
      11/30/99          77,824                  11/30/99      84,081
      11/30/00          68,506                  11/30/00      80,531
      11/30/01          53,716                  11/30/01      70,695
      11/30/02          45,847                  11/30/02      59,026
      11/30/03          52,920                  11/30/03      67,928
      11/30/04          53,940                  11/30/04      76,650
       5/31/05          55,366                   5/31/05      78,504


GROWTH OF A $10,000 INVESTMENT
                                                        ------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Growth Fund--Class C Shares from January 7, 2002 (commencement of investment operations) to May 31, 2005 compared to the S&P 500,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]

Class C                                         S & P 500
        1/7/02          10,000                    1/7/02      10,000
      11/30/02           8,312                  11/30/02       8,155
      11/30/03           9,525                  11/30/03       9,385
      11/30/04           9,641                  11/30/04      10,590
       5/31/05           9,859                   5/31/05      10,847

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

GROWTH OF A $10,000 INVESTMENT
                                                        ------------------------
CLASS I SHARES

The Regions Morgan Keegan Select Growth Fund--Class I Shares commenced investment operations on May 20, 2005. A performance chart will be provided after the share class has been in operations for a full year.

PERFORMANCE INFORMATION
                                                --------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                                                                COMMENCEMENT
                                    SIX          1         5         10        OF INVESTMENT
AS OF MAY 31, 2005                MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
-----------------------------------------------------------------------------------------------
CLASS A SHARES(1)**                -3.00%    -4.31%     -7.86%     7.20%               7.14%
   (EXCLUDING SALES LOAD)(1)        2.64%     1.26%     -6.81%     7.81%               7.60%
-----------------------------------------------------------------------------------------------
CLASS C SHARES***                   1.25%    -0.48%       N/A       N/A               -0.42%
   (EXCLUDING CDSC)                 2.27%     0.53%       N/A       N/A               -0.42%
-----------------------------------------------------------------------------------------------
CLASS I SHARES                       N/A       N/A        N/A       N/A                0.90%*
-----------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN
     12 MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) THE S&P 500 IS AN UNMANAGED CAPITALIZATION WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. TOTAL RETURNS FOR THE INDEX SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES, CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992, JANUARY 7, 2002 AND MAY 20, 2005, RESPECTIVELY.

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

     SHARES                                                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS-99.7%

                     CAPITAL GOODS-2.9%
                     AEROSPACE AND DEFENSE-0.8%
  50,000             Lockheed Martin Corp                       $ 3,244,500
                     CONSTRUCTION SERVICES-1.8%
  66,000       (2)   Caterpillar Inc                              6,211,260
  12,000             Illinois Tool Works Inc                      1,013,160
                                                                 ---------------
                        Total                                     7,224,420
                                                                 ---------------
                     RUBBER & PLASTIC-0.3%
  80,000    (1)(2)   The Goodyear Tire & Rubber Co                1,151,200
                                                                 ---------------
                        Total Capital Goods                      11,620,120
                                                                 ---------------
                     CONSUMER DISCRETIONARY-5.6%
                     MULTILINE RETAIL-0.8%
  60,000             Target Corp.                                 3,222,000
                     SPECIALTY RETAIL-3.9%
  60,000    (1)(2)   Aeropostale, Inc.                            1,635,000
 160,000             Home Depot, Inc.                             6,296,000
 100,000       (2)   Lowe's Companies, Inc.                       5,721,000
  24,000             Nike, Inc.                                   1,972,800
                                                                 ---------------
                        Total                                    15,624,800
                                                                 ---------------
                     TEXTILES & APPAREL-0.9%
  60,000             VF Corp.                                     3,385,800
                                                                 ---------------
                        Total Consumer Discretionary             22,232,600
                                                                 ---------------
                     CONSUMER STAPLES-12.5%
                     BEVERAGES-3.5%
  80,000             Coca-Cola Co.                                3,570,400
 180,000             Pepsico, Inc.                               10,126,800
                                                                 ---------------
                        Total                                    13,697,200
                                                                 ---------------
                     FOOD & STAPLES RETAILING-3.3%
 110,000             CVS Corp.                                    6,033,500
  70,000       (2)   Sysco Corp.                                  2,601,200
  94,000       (2)   Walgreen Co                                  4,261,960
                                                                 ---------------
                        Total                                    12,896,660
                                                                 ---------------
                     HOUSEHOLD PRODUCTS-2.0%
 150,000       (2)   Proctor & Gamble Co.                         8,272,500
                     TOBACCO-3.7%
 190,000             Altria Group, Inc.                          12,756,600
  40,000             UST Inc                                      1,782,400
                                                                 ---------------
                        Total                                    14,539,000
                                                                 ---------------
                        Total Consumer Staples                   49,405,360
                                                                 ---------------
                     ENERGY-15.1%
                     ENERGY EQUIPMENT &
                     SERVICES-7.2%
 100,000       (2)   Baker Hughes, Inc.                           4,619,000
 120,000             B.J. Services Co.                            6,042,000
  80,000             GlobalSantaFe Corp.                          2,931,200
  70,000    (1)(2)   Headwaters, Inc.                             2,315,600
  76,000       (2)   Smith International, Inc.                    4,465,760
 120,000             Schlumberger Ltd.                            8,204,400
                                                                 ---------------
                        Total                                    28,577,960
                                                                 ---------------

    SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                     OIL & GAS-7.9%
  40,000             ConocoPhillips                             $ 4,313,600
 400,000             Exxon Mobil Corp                            22,480,000
 140,000             XTO Energy Inc                               4,356,800
                                                                ----------------
                         Total Oil & Gas                         31,150,400
                                                                ----------------
                         Total Energy                            59,728,360
                                                                ----------------

                     FINANCIALS-3.6%
                     BANKS-1.1%
  90,000             Citigroup, Inc.                              4,239,900
                     CONSUMER FINANCE-1.4%
 100,000             American Express Co.                         5,385,000
                                                                ----------------
                     INSURANCE-1.1%
  80,000             American International Group, Inc.           4,444,000
                                                                ----------------
                        Total Financials                         14,068,900
                                                                ----------------
                     HEALTHCARE-21.8%
                     BIOTECHNOLOGY-4.4%
  80,000       (1)   Amgen, Inc.                                  5,006,400
  53,000    (1)(2)   Genzyme Corp.                                3,306,670
 220,000    (1)(2)   Gilead Sciences, Inc.                        8,976,000
                                                                ----------------
                        Total                                    17,289,070
                                                                ----------------
                     HEALTHCARE EQUIPMENT & SUPPLIES-1.6%
  30,000       (1)   Baxter International, Inc.                   1,107,000
 100,000             Medtronic, Inc.                              5,375,000
                                                                ----------------
                        Total                                     6,482,000
                                                                ----------------
                     HEALTHCARE PROVIDERS & SERVICES-5.5%
  80,000       (1)   Coventry Health Care, Inc.                   5,569,600
  30,000       (2)   Quest Diagnostics Inc                        3,150,000
 200,000             UnitedHealth Group, Inc.                     9,716,000
  26,000       (1)   Wellpoint Inc.                               3,458,000
                                                                ----------------
                        Total                                    21,893,600
                                                                ----------------
                     PHARMACEUTICALS-10.3%
 200,000             Abbot Laboratories                           9,648,000
 100,000       (2)   Eli Lilly and Co.                            5,830,000
 280,000             Johnson & Johnson, Inc.                     18,788,000
 140,000       (2)   Schering-Plough Corp.                        2,730,000
  90,000             Wyeth                                        3,903,300
                                                                ----------------
                        Total                                    40,899,300
                                                                ----------------
                        Total Healthcare                         86,563,970
                                                                ----------------
                     INDUSTRIALS-9.0%
                     AIRFREIGHT AND COURIERS-1.0%
  56,000       (2)   United Parcel Service Inc                    4,124,400
                     INDUSTRIAL CONGLOMERATES-8.0%
  42,000             Emerson Electric Co.                         2,791,740
 640,000             General Electric Co.                        23,347,200
  50,000             United Technologies Corp.                    5,335,000
                                                                ----------------
                        Total                                    31,473,940
                                                                ----------------
                        Total Industrials                        35,598,340
                                                                ----------------

                    REGIONS MORGAN KEEGAN SELECT GROWTH FUND

    SHARES                                                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                     INFORMATION TECHNOLOGY-20.6%
                     COMMUNICATIONS
                     EQUIPMENT-2.9%
 200,000       (1)   Cisco Systems. Inc.                        $ 3,880,000
 140,000    (1)(2)   Corning, Inc.                                2,195,200
 140,000             Qualcomm, Inc.                               5,216,400
                                                                ----------------
                        Total                                    11,291,600
                                                                ----------------
                     COMPUTERS & PERIPHERALS-2.4%
 140,000       (1)   Dell, Inc.                                   5,600,000
  50,000             International Business Machines Corp.        3,777,500
                                                                ----------------
                        Total                                     9,377,500
                                                                ----------------
                     INTERNET SOFTWARE &
                     SERVICES-3.5%
     368             Computer Associates International Inc.          10,036
  20,000    (1)(2)   Google, Inc.                                 5,545,400
 110,000    (1)(2)   Yahoo, Inc.                                  4,092,000
 340,000       (1)   Oracle Corp.                                 4,352,000
                                                                ----------------
                        Total                                    13,999,436
                                                                ----------------
                     INFORMATION TECHNOLOGY SERVICES-0.9%
  90,000       (2)   First Data Corp.                             3,404,700
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS-6.1%
 300,000       (2)   Applied Materials                            4,926,000
 460,000             Intel Corp.                                 12,401,600
  80,000       (2)   KLA Tencor Corp.                             3,632,800
 120,000    (1)(2)   Novellus Systems Inc                         3,202,800
                                                                ----------------
                        Total                                    24,163,200
                                                                ----------------
                     SOFTWARE-4.8%
 600,000       (1)   Microsoft Corp.                             15,480,000
 160,000    (1)(2)   Symantec Corp.                               3,601,600
                                                                ----------------
                        Total                                    19,081,600
                                                                ----------------
                        Total Information Technology             81,318,036
                                                                ----------------
                     MATERIALS-4.8%
                     CHEMICALS-1.9%
 100,000             Dow Chemical Co.                             4,529,000
  70,000      (2)    E.I. Du Pont De Nemours & Co (DuPont)        3,255,700
                                                                ----------------
                        Total                                     7,784,700
                                                                ----------------
                     METALS & MINING-2.9%
 200,000             Barrick Gold Corp.                           4,598,000
 180,000             Newmont Mining Corp.                         6,703,200
                                                                ----------------
                        Total                                    11,301,200
                                                                ----------------
                        Total Materials                          19,085,900
                                                                ----------------

     SHARES                                                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

                     TELECOMMUNICATION SERVICES-1.5%
                     WIRELESS TELECOMMUNICATION SERVICES-1.5%
 200,000      (1)    Nextel Communications, Inc.                $ 6,034,000
                                                                ----------------
                     UTILITIES-2.3%
                     ELECTRIC UTILITIES-2.3%
 180,000      (2)    Duke Energy Corp.                            4,946,400
  50,000             TXU Corp                                     4,014,000
                                                                ----------------
                        Total Utilities                           8,960,400
                                                                ----------------
                        TOTAL COMMON STOCKS (IDENTIFIED
                        COST $340,612,468)                      394,615,986
                                                                ----------------
MUTUAL FUNDS-15.0%

57,460,918           Bank of New York Institutional Cash
                      Reserves Fund (held as collateral
                      for securities lending)                    57,460,918
 934,924             Fidelity Institutional Money Market Fund       934,924
 934,924             Fidelity Institutional Prime Money Market
                     Fund                                           934,924

                                                                ----------------
                        TOTAL MUTUAL FUNDS (IDENTIFIED
                        COST $59,330,766)                        59,330,766
                                                                ----------------
                        TOTAL INVESTMENTS-114.7% (IDENTIFIED
                        COST $399,943,234)                      453,946,752
                                                                ----------------
                        OTHER ASSETS AND
                        LIABILITIES-NET-(14.7)%                 (58,190,026)
                                                                ----------------
                        TOTAL NET ASSETS-100.0%                $395,756,726
                                                               =================

(1)   Non-income producing security.

(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.


             MARKET VALUE OF                           MARKET VALUE
            SECURITIES LOANED                         OF COLLATERAL
----------------------------------------   -------------------------------------
                 $55,783,283                           $57,460,918

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

OBJECTIVE & STRATEGY
                                          --------------------------------------

The Regions Morgan Keegan Select Mid Cap Value Fund seeks long-term capital appreciation. The Fund invests its assets primarily in equity securities of companies with mid-capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Mid Cap Value Index ("RMCVI") at the time of purchase) that are judged by the Fund manager to be undervalued.

INVESTMENT RISKS: Equity Securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Mid capitalization stocks typically carry additional risk, since mid-sized companies generally have higher risk of failure than larger companies and, historically, their stocks have experienced a greater degree of volatility.

MANAGEMENT DISCUSSION & ANALYSIS
                                                          ----------------------

For the six month period ended May 31, 2005, the Regions Morgan Keegan Select Mid Cap Value Fund's Class A Shares had a total return of 4.59%, based on net asset value. While the Fund reported a positive return, it underperformed its benchmark by 1.54%. During the same period, the RMCVI had a total return of 6.13%. U.S. equity markets returned some of the gains achieved in last year's fourth quarter, as concerns about inflation, rising interest rates, and higher energy costs adversely impacted stocks. These trends continue to persist in 2005, particularly higher energy prices. Our lack of exposure to energy-related areas, and commodities in general, appears to have been the primary driver of the Fund's underperformance during the period. While many of the valuations in these areas appear to be full, in our opinion, we continue to closely monitor these areas, and the stock markets overall, for long-term opportunities that fit our investment discipline and valuation requirements.

From a sector perspective, the Fund's holdings in the Consumer Staples, Basic Materials, Financials, and Health Care areas were some of the key positive contributors to overall performance. With respect to specific stocks, the Fund benefited from strong contributions by Neiman Marcus, Sungard Data Systems, Equifax, Spectrum Brands (formerly Rayovac), CVS Corp. and Legg Mason. Neiman Marcus, the luxury goods retailer, was the most significant contributor following the announcement of the sale of the company to a private equity group. Sungard Data Systems was also the beneficiary of a buyout by a private equity group, affirming that the intrinsic value of the company was well in excess of the share price at the time. Both Spectrum Brands and CVS have realized greater than expected value from recent acquisitions that they both made.

Stocks that hurt performance include Brink's, Royal Caribbean Cruises, Accenture, and Janus. In our view, Brink's was subject to profit taking in the first quarter due to the perception that surging oil prices will eventually impact the value of its air freight unit - BAX Global. We still think that, based on our estimates of the company's intrinsic value, Brink's offers an especially attractive risk/return profile at its recent share price. Royal Caribbean has been a direct victim of surging oil prices, but we remain positive over our longer time horizon. Accenture has been hurt from investor frustration with the pace of a recovery in the I/T Services area. However, Accenture has outpaced its peers, shown notable growth in this recovery period, and remains a very compelling value in our opinion. Janus has yet to see material positive inflows into its funds despite significant progress in the course of the company's turnaround. We feel that its brand name, improved investment performance, and aggressive campaign to win investors back will generate improved fund flows and earnings in time, assisted by the potential for a better environment for growth-style investing.

Other detractors from performance were observed primarily in the Fund's Consumer Discretionary holdings, particularly in the media area. Tribune and Entercom Communications are significant holdings in that area. The recovery of growth in the advertising area has been slow to materialize in this economic recovery. As a result, the stops and starts have frustrated many investors, who have been net sellers of these out-of-favor companies over the past 18 months. We continue to take a longer-term, more sanguine view; our research shows that these companies still look attractive based on private market values despite the proliferation of advertising alternatives and prospects for a muted recovery.

In our view, overall equity markets in 2005 are likely to deliver average returns from an historical perspective, given current valuations, mixed outlooks from many company managements, and dynamic macroeconomic and global factors. Also, energy and commodity prices will continue to be wild cards. With that said, the overall prospects continue to appear reasonably encouraging for equity returns in the mid-cap sector. We have not yet seen the full potential of the U.S. economy which typically fuels robust earnings for mid- and small-capitalization companies in the early-to-mid phases of a recovery. While the pace of M&A activity in 2004 and the first five months of 2005 was somewhat surprising, we are encouraged by shareholder-value focused managements acting with urgency to realize the intrinsic value in their company shares. Although valuations have moved up over the past eighteen months and bargains are more challenging to uncover, business execution by companies in the Fund is generally a positive and bodes well for our continued optimism over the longer term.



/s/ Eric T. McKissack
Eric T. McKissack, CFA
Chief Investment Officer
Channing Capital Management, LLC

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.


TOP TEN EQUITY HOLDINGS+
                                          --------------------------------------
AS OF MAY 31, 2005

TICKERDESCRIPTION         % OF TOTAL NET ASSETS  TICKER DESCRIPTION            % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
BCO   Brink's Co..................    4.2%  JNS    Janus Capital Group, Inc........         3.6%
RX    IMS Health, Inc.............    3.9%  SYD    Sybron Dental Specialties, Inc..         3.4%
CVS   CVS Corp....................    3.7%  EFX    Equifax, Inc....................         3.4%
RSG   Republic Services, Inc......    3.7%  ACN    Accenture Ltd...................         3.2%
MKL   Markel Corp.................    3.6%  CZR    Ceasars Entertainment...........         3.2%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


EQUITY SECTOR DIVERSIFICATION+
                                                          ----------------------
AS OF MAY 31, 2005

                                         % OF TOTAL INVESTMENTS                % OF TOTAL INVESTMENTS
------------------------------------------------------------------------------------------------------
Consumer Discretionary......................         25.2%   Industrials....................  12.9%
Cash & Cash Equivalents.....................         17.5%   Information Technology.........   6.2%
Financials..................................         15.4%   Consumer Staples...............   5.1%
Healthcare..................................         13.0%   Services.......................   4.7%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


INDEX DESCRIPTION
                                          --------------------------------------

(1) THE RUSSELL MID CAP VALUE INDEX TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET CAPITALIZATION FALLS WITHIN THE $600 MILLION TO $36 BILLION RANGE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND


GROWTH OF A $25,000 INVESTMENT
                                                          ----------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Mid Cap Value Fund--Class A Shares(1) from December 9, 2002 (commencement of investment operations) to May 31, 2005 compared to the RMCVI(2) and the Standard & Poor's Midcap 400/Barra Value Index ("S&PMC400/BVI").(2)

                            [GRAPHIC REPRESENTATION]
                                               S & P 500 MIDCAP 400                RUSSELL MIDCAP
Class A                                         BARRA VALUE INDEX                   VALUE INDEX
            12/9/02     23,625                  12/9/02       25,000             12/9/02      25,000
            5/31/03     24,145                  5/31/03       28,162             5/31/03      28,467
           11/30/03     26,625                 11/30/03       34,087            11/30/03      33,542
            5/31/04     28,676                  5/31/04       36,584             5/31/04      36,207
           11/30/04     32,420                 11/30/04       40,421            11/30/04      41,670
            5/31/05     33,908                  5/31/05       42,540             5/31/05      44,226


GROWTH OF A $10,000 INVESTMENT
                                                          ----------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Mid Cap Value Fund--Class C Shares from December 9, 2002 (commencement of investment operations) to May 31, 2005 compared to the RMCVI(2) and the S&PMC400/BVI.(2)

                            [GRAPHIC REPRESENTATION]
                                               S & P 500 MIDCAP 400                RUSSELL MIDCAP
Class C                                          BARRA VALUE INDEX                   VALUE INDEX
            12/9/02     10,000                  12/9/02       10,000             12/9/02      10,000
            5/31/03     10,220                  5/31/03       11,265             5/31/03      11,387
           11/30/03     11,250                 11/30/03       13,635            11/30/03      13,417
            5/31/04     12,071                  5/31/04       14,634             5/31/04      14,483
           11/30/04     13,612                 11/30/04       16,169            11/30/04      16,668
            5/31/05     14,191                  5/31/05       17,016             5/31/05      17,690

                 REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                                          ----------------------
CLASS I SHARES

The Regions Morgan Keegan Select Mid Cap Value Fund--Class I Shares commenced investment operations on May 11, 2005. A performance chart will be provided after the share class has been in operations for a full year.


PERFORMANCE INFORMATION
                                     -------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURNS
                                                                   COMMENCEMENT
                                        SIX           1           OF INVESTMENT
AS OF MAY 31, 2005                    MONTHS*        YEAR         OPERATIONS(3)
--------------------------------------------------------------------------------
CLASS A SHARES(1)**                   -1.16%        11.74%               13.08%
   (EXCLUDING SALES LOAD)(1)           4.59%        18.24%               15.69%
--------------------------------------------------------------------------------
CLASS C SHARES***                      3.21%        16.39%               15.16%
   (EXCLUDING CDSC)                    4.25%        17.57%               15.16%
--------------------------------------------------------------------------------
CLASS I SHARES                         N/A           N/A                  1.71%*
--------------------------------------------------------------------------------
   * AGGREGATE.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES
     REDEEMED WITHIN 12 MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

(1) EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (DECEMBER 9, 2002) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2) EFFECTIVE DECEMBER 1, 2004, THE BENCHMARK INDEX OF THE FUND WAS CHANGED FROM THE S&PMC400/BVI TO THE RMCVI BECAUSE THE RMCVI IS MORE REFLECTIVE OF THE FUND'S INVESTMENT STRATEGIES. THE S&PMC400/BVI IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF THE STOCKS IN THE STANDARD & POOR'S MIDCAP 400 INDEX HAVING THE LOWEST PRICE-TO-BOOK RATIOS. THE RMCVI TRACKS EQUITY SECURITIES OF MEDIUM-SIZED COMPANIES WHOSE MARKET CAPITALIZATION FALLS WITHIN THE $600 MILLION TO $36 BILLION RANGE. TOTAL RETURNS FOR THE INDEXES SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE UNMANAGED, AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 9, 2002 AND THE FUND'S CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON MAY 11, 2005.

                            REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

SHARES                                                                                   VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-97.4%
                        CONSUMER DISCRETIONARY-29.8%
                        HOTELS, RESTAURANTS & LEISURE-9.3%
 144,100        (1)     Ceasars Entertainment                                   $  3,105,355
  63,400        (2)     Royal Caribbean Cruises Ltd.                               2,923,374
  59,100                Yum Brands, Inc.                                           3,031,239
                                                                                ----------------
                           Total                                                   9,059,968
                                                                                ----------------
                        HOUSEHOLD DURABLES-2.7%
  30,800                Black & Decker Corp.                                       2,689,456
                        MEDIA-14.7%
  75,300       (1,2)    Entercom Communications Corp.                              2,499,960
  69,800                Harte Hanks, Inc.                                          2,044,442
 147,700       (1,2)    Interpublic Group of Companies, Inc.                       1,822,618
  34,000                McClatchy Co.                                              2,346,000
  33,600                Omnicon Group, Inc.                                        2,751,504
  80,500                Tribune Co.                                                2,912,490
                                                                                ----------------
                           Total                                                  14,377,014
                                                                                ----------------
                        MULTILINE RETAIL-3.1%
  31,100                Neiman Marcus Group, Inc.                                  3,002,705
                                                                                ----------------
                           Total Consumer Discretionary                           29,129,143
                                                                                ----------------
                        CONSUMER STAPLES-6.1%
                        FOOD & STAPLES RETAILING-3.7%
  66,200                CVS Corp.                                                  3,631,070
                        PERSONAL PRODUCTS-2.4%
  62,600       (1,2)    Spectrum Brands                                            2,314,322
                                                                                ----------------
                           Total Consumer Staples                                  5,945,392
                                                                                 ----------------
                        FINANCIALS-18.2%
                        INSURANCE-8.4%
  81,400                Aon Corp.                                                  2,029,302
  10,400       (1,2)    Markel Corp.                                               3,554,200
  46,200        (2)     MBIA, Inc.                                                 2,583,966
                                                                                ----------------
                           Total                                                   8,167,468
                                                                                ----------------
                        INVESTMENT SERVICES-9.8%
  58,600        (2)     Eaton Vance Corp.                                          1,427,496
 228,600        (2)     Janus Capital Group, Inc.                                  3,511,296
  34,500                Legg Mason, Inc.                                           2,835,210
  30,000                T Rowe Price Group, Inc.                                   1,789,500
                                                                                ----------------
                           Total                                                   9,563,502
                                                                                ----------------
                           Total Financials                                       17,730,970
                                                                                ----------------
                        HEALTHCARE-15.3%
                        HEALTHCARE EQUIPMENT & SUPPLIES-7.3%
 153,900                IMS Health, Inc.                                           3,778,245
  90,300       (1,2)    Sybron Dental Specialties, Inc.                            3,347,421
                                                                                ----------------
                           Total                                                   7,125,666
                                                                                ----------------
                        HEALTHCARE PROVIDERS & SERVICES-3.1%
  68,000       (1,2)    Lincare Holdings, Inc.                                     2,989,280
                        PHARMACEUTICALS-4.9%
  57,400                Omnicare, Inc.                                             2,199,568
  45,300        (2)     Cardinal Health, Inc.                                      2,624,229
                                                                                ----------------
                           Total                                                   4,823,797
                                                                                ----------------
                           Total Healthcare                                       14,938,743
                                                                                ----------------

SHARES                                                                                   VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                        INDUSTRIALS-15.2%
                        COMMERCIAL SERVICES & SUPPLIES-15.2%
 132,100                Brink's Co.                                             $  4,122,841
  30,700        (1)     Dun & Bradstreet Corp.                                     1,886,208
  95,700                Equifax, Inc.                                              3,319,833

 100,700                Republic Services, Inc.                                    3,572,836
 150,600        (2)     Steelcase, Inc.                                            1,942,740
                                                                                ----------------
                           Total Industrials                                      14,844,458
                                                                                ----------------
                        INFORMATION TECHNOLOGY-7.3%
                        COMMUNICATIONS EQUIPMENT-1.0%
  75,200       (1,2)    Andrew Corp.                                                 994,144
                        IT CONSULTING & SERVICES-6.3%
 135,800        (1)     Accenture Ltd.                                             3,161,424
  86,600        (1)     SunGard Data Systems, Inc.                                 3,005,886
                                                                                ----------------
                           Total                                                   6,167,310
                                                                                ----------------
                           Total Information Technology                            7,161,454
                                                                                ----------------
                        SERVICES-5.5%
                        BROADCAST & CABLE TV-2.2%
 170,100       (1,2)    Radio One, Inc.                                            2,143,260
                        BUSINESS SERVICES-3.3%
  71,700                Aramark Corporation                                        1,872,087
  40,400                Fair Issac Corp.                                           1,383,700
                                                                                ----------------
                           Total                                                   3,255,787
                                                                                ----------------
                           Total Services                                          5,399,047
                                                                                ----------------
                           TOTAL COMMON STOCKS
                           (IDENTIFIED COST $80,487,148)                          95,149,207
                                                                                ----------------
MUTUAL FUNDS-20.7%
17,690,713              Bank of New York Institutional Cash
                           Reserves Fund (held as collateral for
                           securities lending)                                    17,690,713
1,248,458               Fidelity Institutional Money Market Fund                   1,248,458
1,249,243               Fidelity Institutional Prime Money Market Fund             1,249,243
                                                                                ----------------
                           TOTAL MUTUAL FUNDS
                           (IDENTIFIED COST $20,188,414)                          20,188,414
                                                                                ----------------
                           TOTAL INVESTMENTS-118.1%
                           (IDENTIFIED COST $100,675,562)                         115,337,621
                                                                                ----------------
                           OTHER ASSETS AND LIABILITIES-
                           NET-(18.1)%                                            (17,721,926)
                                                                                ----------------
                           TOTAL NET ASSETS-100.0%                                $97,615,695
                                                                                ================

(1)  Non-income producing security.
(2)  Certain shares are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.


      MARKET VALUE OF                                  MARKET VALUE
     SECURITIES LOANED                                 OF COLLATERAL
-------------------------------                    -----------------------
         $17,407,000                                    $17,690,713

Note: The categories of investments are shown as a percentage of total net assets at May 31,2005.

(See Accompanying Notes to the Financial Statements)


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

OBJECTIVE & STRATEGY
                                     -------------------------------------------

The Regions Morgan Keegan Select Value Fund seeks income and growth of capital. The Fund invests in common and preferred stocks according to a sector-weighting strategy in which attractive market valuation levels are assigned priority over prospects for future earnings growth.

INVESTMENT RISKS: Equity Securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

MANAGEMENT DISCUSSION & ANALYSIS
                                                          ----------------------

For the six month period ended May 31, 2005, the Regions Morgan Keegan Select Value Fund's Class A Shares had a total return of 3.83%, based on net asset value. The Fund outperformed its benchmark, the Standard and Poor's 500 Barra Value Index(1) ("S&P500BVI"), by 2.02%, which produced a total return of 1.81% during the same period.

Our stock selection was particularly beneficial in the Consumer Staples, Materials, and Financial sectors. CVS, Altria, Vulcan Materials, and Lehman Brothers Holdings were among the stocks that outperformed in their respective sectors and contributed to the overall outperformance for the Fund. An overweight allocation in the Energy sector, the top performing sector year-to-date, added 1.11% to the Fund's outperformance. Meanwhile an underweight allocation in Financials, the largest sector of the S&P500BVI, added 0.95% to the Fund's performance. Despite the benefit of the underweighted position in the financial sector, several holdings produced negative returns, including JP Morgan Chase, Goldman Sachs, and Morgan Stanley. Two dynamics which have been in place for a year, the acceleration in the rate of increase for oil prices and rising short-term interest rates, both in the context of slower economic growth, dictated the two aforementioned sector variances relative to the Fund's benchmark.

Stock returns were curtailed during the period as the result of the slowdown in economic growth. The year-over-year growth rate for the U.S. economy, measured by the Gross Domestic Product ("GDP") has declined from a peak of 5.0% for the first quarter of 2004 to 3.7% for the first quarter of 2005. The Federal Reserve Board (the "Fed") Chairman Alan Greenspan orchestrated the slowing of the GDP growth rate as the Federal Reserve Open Market Committee (the "FOMC") raised interest rates eight times since June 30, 2004, tripling the overnight lending rate from one percent to three percent.

The bond market seems to have anticipated slower growth, which along with the expectation of reduced inflationary pressures resulted in a decline of long-term bond rates. So, as short-term rates have increased, long-term rates have declined. For example, on June 30, 2004 when the Fed began its series of rate hikes, the overnight rate was 1.25% and the ten-year Treasury bond yielded 4.58%. By May 31, 2005, the overnight rate was 3.00% and the ten-year rate was 3.98%. In other words, the difference or "spread" between the ten-year rate and the overnight rate has declined from 3.33% to 0.98%, a much narrower spread than when the Fed began raising rate almost a year ago.

Historical observation reveals that the narrower the spread, i.e. the flattening of the yield curve, has not been a favorable environment for Financial stocks, particularly commercial banks, as net interest margins decline. A tighter monetary policy usually means the Financials sector underperforms, and an underweighted allocation in Financials is generally prudent.

The bull market in the price of energy, which acts in the same way a tax increase would for our economy, has also been a drag on economic growth. However, the energy sector benefits in such an environment. Rising oil prices in the wake of rising product demand coupled with emerging global production capacity constraints and refining capacity constraints in the United States provided highly favorable conditions for companies in the Energy sector.

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

Recently, oil future prices going out several months have moved higher than spot prices, indicating that supply might not grow as fast as demand, and that prices will rise in the future. Previously, future prices had been less than cash prices. The entire curve for oil future prices has shifted higher and oil future prices out as far as 2011 are above $55 per barrel, indicating that high prices might be around for an extended period.

While maintaining adequate diversification and remaining style-pure in the portfolio, the Fund benefited from the combination of our two major sector calls (overweight Energy, underweight Financials) along with our stock selection, which resulted in the Fund out-performance of its benchmark during the period.


/s/ Walter A. Hellwig                              /s/ Virginia A. McKewen
Walter A. Hellwig                                  Virginia A. McKewen
Senior Portfolio Manager                           Assistant Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.


TOP TEN EQUITY HOLDINGS+
                                                          ----------------------
AS OF MAY 31, 2005

TICKER DESCRIPTION        % OF TOTAL NET ASSETS    TICKER  DESCRIPTION      % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
COP   ConocoPhillips.................   5.7%  SO      Southern Company, Inc............       4.0%
MO    Altria Group, Inc..............   4.9%  JNJ     Johnson & Johnson, Inc...........       3.9%
CVX   ChevronTexaco Corp.............   4.2%  WFC     Wells Fargo & Co.................       3.5%
BAC   Bank of America Corp...........   4.1%  CVS     CVS Corp.........................       3.5%
APA   Apache Corp....................   4.0%  JPM     JP Morgan Chase & Co.............       3.4%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


EQUITY SECTOR DIVERSIFICATION+
                                                          ----------------------
AS OF MAY 31, 2005

                             % OF TOTAL INVESTMENTS                              % OF TOTAL INVESTMENTS
---------------------------------------------------------------------------------------------------------
Financials.............................   25.3%  Information Technology...................    5.7%
Energy.................................   18.5%  Mutual Funds.............................    5.6%
Consumer Staples.......................   10.9%  Industrials..............................    4.5%
Materials..............................    7.9%  Utilities................................    4.0%
Healthcare.............................    7.2%  Consumer Discretionary...................    3.3%
Services...............................    6.1%  Capital Goods............................    1.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


INDEX DESCRIPTION
                                                          ----------------------

(1) THE STANDARD AND POOR'S 500 BARRA VALUE INDEX IS A SUB-INDEX OF THE STANDARD AND POOR'S 500 INDEX ("S&P 500") REPRESENTING 50% OF THE S&P 500 MARKET CAPITALIZATION AND IS COMPRISED OF THOSE COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

GROWTH OF A $25,000 INVESTMENT
                                     -------------------------------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Value Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the S&P500BVI,2 a broad-based market index.

                            [GRAPHIC REPRESENTATION]

Class A                                              S & P 500/BV
      12/19/94          23,625                       12/19/94         25,000
      11/30/95          29,329                       11/30/95         33,323
      11/30/96          35,698                       11/30/96         42,454
      11/30/97          44,292                       11/30/97         53,080
      11/30/98          49,240                       11/30/98         60,113
      11/30/99          52,077                       11/30/99         67,590
      11/30/00          52,079                       11/30/00         70,745
      11/30/01          48,452                       11/30/01         64,701
      11/30/02          42,904                       11/30/02         54,841
      11/30/03          46,387                       11/30/03         64,524
      11/30/04          51,161                       11/30/04         76,749
       5/31/05          53,119                        5/31/05         78,139


GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Value Fund--Class C Shares from February 21, 2002 (commencement of investment operations) to May 31, 2005 compared to the S&P500BVI,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]

Class C                                               S & P 500/BV
       2/21/02          10,000                        2/21/02         10,000
      11/30/02           9,120                       11/30/02          8,966
      11/30/03           9,809                       11/30/03         10,549
      11/30/04          10,735                       11/30/04         12,547
       5/31/05          11,111                        5/31/05         12,775

                     REGIONS MORGAN KEEGAN SELECT VALUE FUND

GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Value Fund--Class I Shares from June 17, 2004 (commencement of investment operations) to May 31, 2005 compared to the S&P500BVI,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]
CLASS I                                              S & P 500/BV
       6/17/04          10,000                        6/17/04         10,000
      11/30/04          10,563                       11/30/04         10,862
       5/31/05          10,982                        5/31/05         11,059



PERFORMANCE INFORMATION
                                          --------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                        SIX          1         5         10        OF INVESTMENT
AS OF MAY 31, 2005                    MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES(1)**                    -1.88%      4.95%     -0.77%     6.60%             7.47%
   (EXCLUDING SALES LOAD)(1)            3.83%     11.06%      0.35%     7.21%             8.06%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                       2.46%      9.15%       N/A       N/A              3.27%
   (EXCLUDING CDSC)                     3.50%     10.25%       N/A       N/A              3.27%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                          3.97%      N/A         N/A       N/A              9.82%*
------------------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN 12
     MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE
FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE
FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK
DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

(1)  EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.
     HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF
     INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT
     ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE
     EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2)  THE S&P500/BVI IS A SUB-INDEX OF THE S&P 500 REPRESENTING 50% OF THE S&P 500 MARKET CAPITALIZATION
     AND IS COMPRISED OF THOSE COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS. TOTAL RETURNS FOR THE INDEXES
     SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND
     EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE UNMANAGED,
     AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN
     INDEX.

(3) THE FUND'S CLASS A SHARES, CLASS C SHARES AND CLASS I SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 19, 1994, FEBRUARY 21, 2002 AND JUNE 16, 2004, RESPECTIVELY.

                                REGIONS MORGAN KEEGAN SELECT VALUE FUND

SHARES                                                                                  VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-94.6%
                   CAPITAL GOODS-1.0%
                   CONSTRUCTION SERVICES-1.0%
 25,000            KB Home                                                      $  1,688,500
                   CONSUMER DISCRETIONARY-3.3%
                   TEXTILES & APPAREL-3.3%
100,000            VF Corp.                                                       5,643,000
                   CONSUMER STAPLES-10.9%
                   FOOD & DRUG RETAILING-3.6%
110,000            CVS Corp.                                                      6,033,500
                   FOOD PRODUCTS-2.4%
159,000            ConAgra Foods, Inc.                                            4,157,850
                   TOBACCO-4.9%
125,000            Altria Group, Inc.                                             8,392,500
                                                                                ----------------
                      Total Consumer Staples                                     18,583,850
                                                                                ----------------
                   ENERGY-18.6%
                   OIL & GAS-18.6%
116,000            Apache Corp.                                                   6,816,160
134,000            ChevronTexaco Corp.                                            7,206,520
 90,000            ConocoPhillips                                                 9,705,600
 80,000            Exxon Mobil Corp.                                              4,496,000
 50,000            Valero Energy Corp.                                            3,431,000
                                                                                ----------------
                      Total Energy                                               31,655,280
                                                                                ----------------
                   FINANCIALS-25.3%
                   BANKS-18.1%
151,000            Bank of America Corp.                                          6,994,320
110,000            Citigroup, Inc.                                                5,182,100
160,000            JP Morgan Chase & Co.                                          5,721,600
 50,000            Keycorp                                                        1,638,000
  8,321            SunTrust Banks, Inc.                                             612,509
 40,000            US Bancorp                                                     1,173,200
 71,000            Wachovia Corp.                                                 3,603,250
100,000            Wells Fargo & Co.                                              6,041,000
                                                                                ----------------
                      Total                                                      30,965,979
                                                                                ----------------
                   INVESTMENT SERVICES-7.2%
 40,000            Goldman Sachs Group, Inc.                                      3,900,800
 55,000            Lehman Brothers Holdings, Inc.                                 5,071,000
 66,000            Morgan Stanley                                                 3,231,360
                                                                                ----------------
                      Total                                                      12,203,160
                                                                                ----------------
                      Total Financials                                           43,169,139
                                                                                ----------------
                   HEALTHCARE-7.2%
                   PHARMACEUTICALS-7.2%
100,000            Johnson & Johnson, Inc.                                        6,710,000
200,000            Pfizer, Inc.                                                   5,580,000
                                                                                ----------------
                      Total Healthcare                                           12,290,000
                                                                                ----------------
                   INDUSTRIALS-4.5%
                   INDUSTRIAL CONGLOMERATES-2.4%
115,000            General Electric Co.                                           4,195,200
                   MACHINERY-2.1%
 46,000            Ingersoll-Rand Co. Ltd.                                        3,560,860
                                                                                ----------------
                      Total Industrials                                           7,756,060
                                                                                ----------------

SHARES                                                                                   VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                     INFORMATION TECHNOLOGY-5.8%
                     COMPUTERS & PERIPHERALS-2.0%
 85,000       (1)    Apple Computer, Inc.                                         $3,379,540
                     SEMICONDUCTOR EQUIPMENT & PRODUCTS-3.8%
100,000              Applied Materials, Inc.                                       1,642,000

 30,000              KLA Tencor Corp.                                              1,362,300
170,000              National Semiconductor Corp.                                  3,420,400
                                                                                ----------------
                        Total                                                      6,424,700
                                                                                ----------------
                        Total Information Technology                               9,804,240
                                                                                ----------------
                     MATERIALS-7.9%
                     CONSTRUCTION MATERIALS-2.7%
 77,000              Vulcan Materials Co.                                          4,614,610
                     INDEPENDENT OIL & GAS-1.8%
 90,000              EnCana Corp.                                                  3,120,300
                     METALS & MINING-2.2%
 60,000              Peabody Energy Corp.                                          2,864,400
 10,000              Phelps Dodge Corp.                                              874,000
                                                                                ----------------
                        Total                                                      3,738,400
                                                                                ----------------
                     OIL & GAS DRILLING & EXPLORATION-1.2%
 40,000       (1)    Transocean, Inc.                                              1,992,400
                                                                                ----------------
                        Total Materials                                           13,465,710
                                                                                ----------------
                     SERVICES-6.1%
                     BROADCASTING & CABLE TV-1.9%
100,000       (1)    Comcast Corp.                                                 3,220,000
                     DEPARTMENT STORES-0.3%
  3,000       (1)    Sears Holdings Corp.                                            439,680
                     DRUG STORES-2.2%
 75,000       (1)    Medco Health Solutions, Inc.                                  3,750,000
                     RAILROADS-1.7%
 60,000              Burlington Northern Santa Fe Corp.                            2,965,200
                                                                                ----------------
                        Total Services                                            10,374,880
                                                                                ----------------
                     UTILITIES-4.0%
                     ELECTRIC UTILITIES-4.0%
200,000              Southern Company, Inc.                                        6,790,000
                                                                                ----------------
                        TOTAL COMMON STOCKS
                        (IDENTIFIED COST $134,838,150)                            161,220,659
                                                                                ----------------
MUTUAL FUNDS-5.6%
4,770,518            Fidelity Institutional Money Market Fund                      4,770,518
4,772,725            Fidelity Institutional Prime Money Market Fund                4,772,725
                                                                                ----------------
                        TOTAL MUTUAL FUNDS
                        (IDENTIFIED COST $9,543,243)                               9,543,243
                                                                                ----------------
                        TOTAL INVESTMENTS-100.2%
                        (IDENTIFIED COST $144,381,393)                            170,763,902
                                                                                ----------------
                        OTHER ASSETS AND LIABILITIES-
                        NET-(0.2)%                                                  (272,322)
                                                                                ----------------
                        TOTAL NET ASSETS-100.0%                                   $170,491,580
                                                                                ================
(1) Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)


                                  [THIS PAGE INTENTIONALLY LEFT BLANK]

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

OBJECTIVE & STRATEGY
                                     -------------------------------------------

The Regions Morgan Keegan Select Balanced Fund seeks total return through capital appreciation, dividends and interest. The Fund invests primarily in common and preferred stocks, convertible securities, and fixed-income securities.

INVESTMENT RISKS: Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

MANAGEMENT DISCUSSION & ANALYSIS
                                                          ----------------------

The Regions Morgan Keegan Select Balanced Fund began fiscal year 2005 with a modest gain in a subdued market. For the six month period ended May 31, 2005, the Fund' Class A Shares had a total return of 2.80%, based on net asset value. The Fund performed well compared to its benchmarks, the S&P 500(1), which returned 2.42%; the Lehman Brothers Government/Credit Total Index(2) ("LBGCTI"), which returned 3.17%; and the Standard and Poor's 500 Index/Merrill Lynch 1-10 Year Government/Corporate Index(3) ("S&P 500/ML1-10GCI"), which returned 2.19%; all during the same period. Additionally, the Fund outperformed the Lipper Balanced Index(4), which returned 2.27% during the period.

The Fund's largest equity sector weighting is in Energy stocks. We have positioned the Fund to take advantage of the current conditions in the energy market. OPEC is producing at capacity while consumer demand continues to gradually increase at about 1%-2% annually. The convergence of the supply and demand curves will create much higher prices in the future. A quick resolution to this problem is not probable since it takes time for companies to invest in new equipment and build new refineries in order to increase production.

Other equity sectors that contributed to the Fund's performance during the period include Health Care and Technology, but to a much lesser extent than the Energy sector. The Fund's top five equity holdings with the largest individual percentage gains during the period were Chico's FAS, Inc., +77%; Google, Inc., +53%; Coventry Health Care, Inc., +40%; Lone Star Technologies, Inc., +32%; and Arch Coal, Inc., +26%; all of which contributed to the Fund's positive return. The Fund's sub-optimal performers during the period were Biogen-IDEC, -33%; eBay, -32%; Symantec, -29%; ExpressJet Holdings, -26; and Agnico-Eagle Mines, -25%. In all cases industry conditions or issue-specific announcements led to the declines. We continue to hold those issues we deemed to be affected due to short-term problems, while we sold the others deemed to have long-term structural problems.

The fixed income markets have languished during the period; consequently, we have increased the Fund's equity allocation from 64% at November 30, 2004 to 70% at May 31, 2005. With the current 10-Year U.S. Treasury Bond yielding just over 4%, bonds will be hard pressed to have a material impact on the Fund's return. However, the Fund's fixed income investments will produce income that will help stabilize the Fund should the stock market become volatile. Considering that stocks have returned about 11% annually since 1926, and the lackluster yields fixed income securities are currently producing, we feel that our higher weight in stocks is warranted at this time.


/s/ Charles A. Murray
Charles A. Murray, CFA
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

TOP TEN EQUITY HOLDINGS+
                                     -------------------------------------------
AS OF MAY 31, 2005

TICKERDESCRIPTION          % OF TOTAL NET ASSETS  TICKER  DESCRIPTION           % OF TOTAL NET ASSETS
------------------------------------------------------------------------------------------------------
GE    General Electric Co............   3.0% JNJ      Johnson & Johnson, Inc............       1.8%
XOM   Exxon Mobil Corp...............   2.4% SLB      Schlumberger Ltd..................       1.7%
COP   ConocoPhillips.................   2.2% GILD     Gilead Sciences, Inc..............       1.6%
MO    Altria Group, Inc..............   2.0% C        Citigroup, Inc....................       1.6%
BAC   Bank of America Corp...........   1.9% NEM      Newmont Mining Corp...............       1.6%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


EQUITY SECTOR DIVERSIFICATION+

AS OF MAY 31, 2005
                                                        % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------
Mutual Funds..........................                        18.2%
Energy................................                        12.1%
Healthcare............................                        10.0%
Materials.............................                         7.3%
Financials............................                         6.7%
Information Technology................                         5.0%
Consumer Staples......................                         4.6%
Consumer Discretionary................                         4.5%
Utilities.............................                         3.9%
Industrials...........................                         3.5%
Telecommunication Services............                         1.0%
Services..............................                         0.2%
                                                           -----------
Total.................................                        77.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


FIXED INCOME DIVERSIFICATION+

AS OF MAY 31, 2005
                                                        % OF TOTAL INVESTMENTS
-------------------------------------------------------------------------------

Government and Agency Bonds...........                        8.4%
Mortgage-Backed Securities............                        6.3%
Corporate Bonds.......................                        4.5%
U. S. Treasury Obligations............                        3.8%
                                                           -----------
Total.................................                       23.0%


INDEX DESCRIPTIONS

(1) THE STANDARD AND POOR'S 500 INDEX IS AN UNMANAGED CAPITALIZATION WEIGHTED INDEX OF 500 STOCKS DESIGNED TO MEASURE PERFORMANCE OF THE BROAD DOMESTIC ECONOMY THROUGH CHANGES IN THE AGGREGATED MARKET VALUE OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT TOTAL INDEX IS COMPRISED OF APPROXIMATELY 5,000 ISSUES WHICH INCLUDE: NON-CONVERTIBLE BONDS PUBLICLY ISSUED BY THE U.S. GOVERNMENT OR ITS AGENCIES; CORPORATE BONDS GUARANTEED BY THE U.S. GOVERNMENT AND QUASI-FEDERAL CORPORATIONS; AND PUBLICLY ISSUED, FIXED RATE, NON-CONVERTIBLE DOMESTIC BONDS OF COMPANIES IN INDUSTRY, PUBLIC UTILITIES, AND FINANCE. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE STANDARD AND POOR'S 500 INDEX/MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE INDEX IS A 50%/50% WEIGHT BETWEEN THE TWO INDEXES. IT IS SOMETIMES USED AS A STANDARD MARKET MIX TO MEASURE A BALANCED FUND'S PERFORMANCE AGAINST MARKET INDEXES. THIS IS THE MID-POINT OF THE ASSET ALLOCATION ALLOWED BY THE PROSPECTUS, WHICH IS BETWEEN 75% EQUITY SECURITIES AND 25% FIXED INCOME SECURITIES TO 25% EQUITY SECURITIES AND 75%

     FIXED INCOME SECURITIES. THE INDEXES ARE UNMANAGED, AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(4) THE LIPPER BALANCED INDEX IS THE AVERAGE RETURN OF THE 30 LARGEST BALANCED MUTUAL FUNDS. FUNDS IN THE INDEX ARE REBALANCED QUARTERLY. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                   REGIONS MORGAN KEEGAN SELECT BALANCED FUND

GROWTH OF A $25,000 INVESTMENT
                                                          ----------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Balanced Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the S&P 500(2) and the LBGCTI,(2) two separate broad-based market indexes, and to the S&P 500/ML1-10GCI.(2)

                            [GRAPHIC REPRESENTATION]

                                                                            Lehman Bros Govt/           S&P 500 / Merrill Lynch 1-10
Class A                                     S & P 500                      Credit Total Index              Year Govt/Corp Index
      12/19/94        23,625            12/19/94         25,000           12/19/94       25,000           12/19/94           25,000
      11/30/95        27,996            11/30/95         33,885           11/30/95       29,573           11/30/95           28,555
      11/30/96        32,293            11/30/96         43,320           11/30/96       31,229           11/30/96           30,203
      11/30/97        37,570            11/30/97         55,668           11/30/97       33,543           11/30/97           32,136
      11/30/98        44,182            11/30/98         68,840           11/30/98       37,014           11/30/98           34,992
      11/30/99        48,664            11/30/99         83,224           11/30/99       36,529           11/30/99           35,388
      11/30/00        48,033            11/30/00         79,710           11/30/00       39,824           11/30/00           38,187
      11/30/01        46,871            11/30/01         69,975           11/30/01       44,412           11/30/01           42,590
      11/30/02        44,532            11/30/02         58,424           11/30/02       47,663           11/30/02           45,486
      11/30/03        47,613            11/30/03         67,236           11/30/03       50,709           11/30/03           47,983
      11/30/04        49,816            11/30/04         75,869           11/30/04       52,793           11/30/04           49,495
       5/31/04        54,190             5/31/04         77,704            5/31/04       54,466            5/31/04           50,579


GROWTH OF A $10,000 INVESTMENT
                                                          ----------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Balanced Fund--Class C Shares from January 14, 2002 (commencement of investment operations) to May 31, 2005 compared to the S&P 500(2) and the LBGCTI,(2) two separate broad-based market indexes, and to the S&P 500/ML1-10GCI.(2)

                            [GRAPHIC REPRESENTATION]
                                                                            Lehman Bros Govt/           S&P 500 / Merrill Lynch 1-10
Class C                                     S & P 500                      Credit Total Index              Year Govt/Corp Index
       1/14/02        10,000             1/14/02         10,000            1/14/02       10,000            1/14/02           10,000
      11/30/02         9,469            11/30/02          8,342           11/30/02       10,904           11/30/02           10,847
      11/30/03        10,044            11/30/03          9,600           11/30/03       11,601           11/30/03           11,443
      11/30/04        10,431            11/30/04         10,833           11/30/04       12,078           11/30/04           11,803
       5/31/04        10,691             5/31/04         11,095            5/31/04       12,460            5/31/04           12,061


                                  REGIONS MORGAN KEEGAN SELECT BALANCED FUND

PERFORMANCE INFORMATION
                                                               --------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                         SIX         1         5         10        OF INVESTMENT
AS OF MAY 31, 2005                     MONTHS*      YEAR      YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES(1)**                      -2.86%     -0.61%    -0.05%    6.40%             7.10%
   (EXCLUDING SALES LOAD)(1)              2.80%      5.18%     1.09%    7.01%             7.68%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                         1.47%      3.35%      N/A      N/A              1.99%
   (EXCLUDING CDSC)                       2.49%      4.39%      N/A      N/A              1.99%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                             N/A        N/A       N/A      N/A               N/A
------------------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 5.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN 12 MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH
MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY
BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE
FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE
FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A
SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK
DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S.
GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.

(1)  EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND.
     HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF
     INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT
     ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE
     EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

(2)  THE S&P 500 IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS REPRESENTING ALL MAJOR INDUSTRIES.
     THE LBGCTI IS COMPRISED OF APPROXIMATELY 5,000 ISSUES WHICH INCLUDE: NON-CONVERTIBLE BONDS
     PUBLICLY ISSUED BY THE U.S. GOVERNMENT OR ITS AGENCIES; CORPORATE BONDS GUARANTEED BY THE U.S.
     GOVERNMENT AND QUASI-FEDERAL CORPORATIONS; AND PUBLICLY ISSUED, FIXED RATE, NON-CONVERTIBLE
     DOMESTIC BONDS OF COMPANIES IN INDUSTRY, PUBLIC UTILITIES, AND FINANCE. TOTAL RETURNS FOR THE
     INDEXES SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE
     SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES
     ARE UNMANAGED, AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST
     DIRECTLY IN AN INDEX.

(3)  THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 18, 1994
     AND JANUARY 14, 2002, RESPECTIVELY. AS OF MAY 31, 2005, THE FUND'S CLASS I SHARES HAD NOT
     COMMENCED INVESTMENT OPERATIONS.

                                  REGIONS MORGAN KEEGAN SELECT BALANCED FUND

     SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS-71.0%

                          CONSUMER DISCRETIONARY-5.4%
                          AUTO COMPONENTS-0.6%
  50,000        (1)(2)    The Goodyear Tire & Rubber Co.                         $     719,500
                          FOOD & DRUG RETAIL-0.8%
  18,000                  CVS Corp.                                                    987,300
                          SPECIALTY RETAIL-3.0%
  20,000        (1)(2)    Chico's FAS, Inc.                                            684,200
  30,000                  Home Depot, Inc.                                           1,180,500
  30,000                  Lowes Companies, Inc.                                      1,716,300
                                                                                  -------------------
                             Total                                                   3,581,000
                                                                                  -------------------
                          TEXTILES, APPAREL & LUXURY
                          GOODS-1.0%
  20,000                  VF Corp.                                                   1,128,600
                                                                                  -------------------
                             Total Consumer Discretionary                            6,416,400
                                                                                  -------------------
                          CONSUMER STAPLES-5.6%
                          Beverages-1.3%
  28,000                  Pepsico, Inc.                                              1,575,280
                          HOUSEHOLD PRODUCTS-0.8%
  17,000                  Proctor & Gamble Co.                                         937,550
                          TOBACCO-3.5%
  36,000                  Altria Group, Inc.                                         2,417,040
  40,000                  UST, Inc.                                                  1,782,400
                                                                                  -------------------
                             Total                                                   4,199,440
                                                                                  -------------------
                             Total Consumer Staples                                  6,712,270
                                                                                  -------------------

                          ENERGY-14.6%
                          ENERGY EQUIPMENT &
                          SERVICES-5.9%
  24,000          (2)     B.J. Services Co.                                          1,208,400
  40,000                  GlobalSantaFe Corp.                                        1,465,600
 120,000        (1)(2)    Newpark Resources, Inc.                                      732,000
  28,000                  Smith International, Inc.                                  1,645,280
  30,000                  Schlumberger Ltd.                                          2,051,100
                                                                                  -------------------
                             Total                                                   7,102,380
                                                                                  -------------------
                          OIL & GAS-8.7%
  20,000                  Chevron Texaco Corp.                                       1,075,600
  24,000                  ConocoPhillips                                             2,588,160
  40,000                  Devon Energy Corp.                                         1,836,000
  52,000          (4)     Exxon Mobil Corp.                                          2,922,400
  16,000                  Occidental Petroleum Corp.                                 1,169,760
  28,000                  XTO Energy, Inc.                                             871,360
                                                                                  -------------------
                             Total                                                  10,463,280
                                                                                  -------------------
                             Total Energy                                           17,565,660
                                                                                  -------------------
                          FINANCIALS-8.1%
                          COMMERCIAL BANKS-2.7%
  50,000                  Bank of America Corp.                                      2,316,000
  16,000                  Well Fargo & Co.                                             966,560
                                                                                  -------------------
                             Total                                                   3,282,560
                                                                                  -------------------
                          CONSUMER FINANCE-0.9%
  20,000                  American Express Co.                                       1,077,000
                          DIVERSIFIED FINANCIAL SERVICES-1.6%
  40,000                  Citigroup, Inc.                                            1,884,400

     SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                          INVESTMENT SERVICES-0.8%
  10,000                  Lehman Brothers Holdings, Inc.                         $     922,000
                          INSURANCE-2.1%
  30,000                  Aflac, Inc.                                                1,246,500
  24,000                  American International Group, Inc.                         1,333,200
                                                                                  -------------------
                             Total                                                   2,579,700
                                                                                  -------------------
                             Total Financials                                        9,745,660
                                                                                  -------------------
                          HEALTHCARE-12.1%
                          BIOTECHNOLOGY-4.0%
  16,000        (1)(2)    Amgen, Inc.                                                1,001,280
  16,000        (1)(2)    Genzyme Corp.                                                998,240
  48,000           (1)    Gilead Sciences, Inc.                                      1,958,400
  40,000        (1)(2)    Ivax Corp.                                                   786,000
                                                                                  -------------------
                             Total                                                   4,743,920
                                                                                  -------------------
                          HEALTHCARE EQUIPMENT &
                          SUPPLIES-1.3%
  30,000                  Medtronic, Inc.                                            1,612,500
                          HEALTHCARE PROVIDERS &
                          SERVICES-2.5%
  16,000           (1)    Coventry Health Care, Inc.                                 1,113,920
   7,000                  Quest Diagnostics, Inc.                                      735,000
  11,000                  UnitedHealth Group, Inc.                                     534,380
   5,000           (1)    Wellpoint, Inc.                                              665,000
                                                                                  -------------------
                             Total                                                   3,048,300
                                                                                  -------------------
                          PHARMACEUTICALS-4.3%
  20,000           (2)    Abbott Laboratories                                          964,800
  25,000           (2)    Eli Lilly and Co.                                          1,457,500
  32,000                  Johnson & Johnson, Inc.                                    2,147,200
  30,000                  Schering-Plough Corp.                                        585,000
                                                                                  -------------------
                             Total                                                   5,154,500
                                                                                  -------------------
                             Total Healthcare                                       14,559,220
                                                                                  -------------------
                          INDUSTRIALS-4.1%
                          AIRLINES-0.5%
  30,000        (1)(2)    ExpressJet Holdings, Inc.                                    258,900
  16,004           (2)    Skywest, Inc.                                                291,913
                                                                                  -------------------
                             Total                                                     550,813
                                                                                  -------------------
                          INDUSTRIAL CONGLOMERATES-3.0%
 100,000                  General Electric Co.                                       3,648,000
                          MACHINERY-0.6%
   8,000           (2)    Caterpillar, Inc.                                            752,880
                                                                                  -------------------
                             Total Industrials                                       4,951,693
                                                                                  -------------------
                          INFORMATION TECHNOLOGY-6.1%
                          COMMUNICATIONS EQUIPMENT-2.3%
   4,000           (1)    Google, Inc.                                               1,109,080
  16,000                  Qualcomm, Inc.                                               596,160
  30,000        (1)(2)    Tellabs, Inc.                                                246,600
  20,000        (1)(2)    Yahoo, Inc.                                                  744,000
                                                                                  -------------------
                             Total                                                   2,695,840
                                                                                  -------------------

                                  REGIONS MORGAN KEEGAN SELECT BALANCED FUND
     SHARES                                                                             VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
                          SEMICONDUCTOR EQUIPMENT & PRODUCTS-2.6%

  60,000           (2)    Applied Materials, Inc.                                $     985,200
  12,000        (1)(2)    Cree, Inc.                                                   359,879
  50,000                  Intel Corp.                                                1,348,000
  10,000           (2)    KLA Tencor Corp.                                             454,100
                                                                                  -------------------
                             Total                                                   3,147,179
                                                                                  -------------------
                          SOFTWARE-1.2%
  44,000                  Microsoft Corp.                                            1,135,200
  14,000        (1)(2)    Symantec Corp.                                               315,140
                                                                                  -------------------
                             Total                                                   1,450,340
                                                                                  -------------------
                             Total Information Technology                            7,293,359
                                                                                  -------------------

                          MATERIALS-8.8%
                          CAPITAL GOODS-2.4%
  14,000           (2)    Deere and Co.                                                926,100
  28,000        (1)(2)    Lone Star Technologies, Inc.                               1,160,600
  14,000                  Vulcan Materials Co.                                         839,020
                                                                                  -------------------
                             Total                                                   2,925,720
                                                                                  -------------------
                          CHEMICALS-1.3%
  10,000                  E.I. Du Pont De Nemours & Co                                 465,100
  24,000                  Dow Chemical Co.                                           1,086,960
                                                                                  -------------------
                             Total                                                   1,552,060
                                                                                  -------------------
                          METALS & MINING-5.1%
  50,000          (2)     Agnico Eagle Mines Ltd.                                      592,500
  24,000                  Arch Coal, Inc.                                            1,162,800
  80,000                  Barrick Gold Corp.                                         1,839,200
  50,000                  Newmont Mining Corp.                                       1,862,000
  16,000          (2)     United States Steel Corp.                                    636,320
                                                                                  -------------------
                             Total                                                   6,092,820
                                                                                  -------------------
                             Total Materials                                        10,570,600
                                                                                  -------------------
                          SERVICES-0.2%
                          RESTAURANTS-0.2%
   5,000          (1)     Starbucks Corp.                                              273,950

                          TELECOMMUNICATION SERVICES-1.3%
                          WIRELESS TELECOMMUNICATION
                          SERVICES-1.3%
  50,000        (1)(2)    Nextel Communications, Inc.                                1,508,500

                          UTILITIES-4.7%
                          ELECTRIC UTILITIES-4.2%
  50,000                  Duke Energy Corp.                                          1,374,000
  24,000                  FPL Group, Inc.                                              975,600
  40,000          (2)     Southern Company, Inc.                                     1,358,000
  16,000                  TXU Corp.                                                  1,284,480
                                                                                  -------------------
                             Total                                                   4,992,080
                                                                                  -------------------
                          GAS UTILITIES-0.5%
  60,000                  El Paso Corp.                                                620,400
                                                                                  -------------------
                             Total Utilities                                         5,612,480
                                                                                  -------------------
                             TOTAL COMMON STOCKS
                             (IDENTIFIED COST $69,123,329)                          $85,209,792
                                                                                  -------------------

   PRINCIPAL
     AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-5.4%

                          FINANCIALS-0.8%
                          INSURANCE-0.8%
$1,000,000                Allstate Corp., 5.375%, 12/01/2006                     $   1,016,410

                                  REGIONS MORGAN KEEGAN SELECT BALANCED FUND
     SHARES
------------------------------------------------------------------------------------------------------
                          HEALTHCARE-1.6%
                          PHARMACEUTICALS-1.6%
1,000,000                 Abbott Laboratories, Note,
                             3.500%, 2/17/2009                                         978,454
1,000,000                 Pfizer, Inc., Note,
                             2.500%, 3/15/2007                                         976,938
                                                                                  -------------------
                             Total Healthcare                                        1,955,392
                                                                                  -------------------

                          INFORMATION TECHNOLOGY-1.3%
                          COMPUTERS & PERIPHERALS-1.3%
1,500,000                 International Business Machines Corp., 4.875%,
                             10/1/2006                                               1,519,728

                          TELECOMMUNICATION SERVICES-1.7%
                          DIVERSIFIED TELECOMMUNICATION SERVICES-1.7%
2,000,000         (2)     SBC Communications, Inc., Note, 5.750%, 5/2/2006           2,033,582
                                                                                  -------------------
                             TOTAL CORPORATE BONDS
                             (IDENTIFIED COST $6,510,620)                            6,525,112
                                                                                  -------------------
GOVERNMENT AGENCIES-10.2%
                          FEDERAL HOME LOAN
                          BANK-5.1% (3)
2,000,000                 4.875%, 11/15/2006                                         2,029,632
2,000,000                 5.375%, 2/15/2006                                          2,023,892
2,000,000                 6.500%, 11/15/2006                                         2,077,806
                                                                                  -------------------
                             Total                                                   6,131,330
                                                                                  -------------------
                          FEDERAL NATIONAL MORTGAGE ASSOCIATION-5.1% (3)
2,000,000                 2.500%, 6/15/2006                                          1,976,214
2,000,000         (2)     4.250%, 5/15/2009                                          2,019,076
2,000,000                 5.250%, 4/15/2007                                          2,051,218
                                                                                  -------------------
                             Total                                                   6,046,508
                                                                                  -------------------
                             TOTAL GOVERNMENT AGENCIES
                             (IDENTIFIED COST $11,986,141)                          12,177,838
                                                                                  -------------------
MORTGAGE BACKED SECURITIES-7.6%
                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-7.6%
1,219,957                 5.000%, 2/15/2018                                          1,245,856
1,259,509                 5.000%, 2/15/2018                                          1,286,248
1,402,724                 5.000%, 3/15/2018                                          1,432,504
1,499,175                 5.000%, 5/15/2018                                          1,531,003
1,789,491                 5.000%, 6/15/2019                                          1,827,214
1,734,440                 5.000%, 8/15/2019                                          1,771,003
                                                                                  -------------------
                             TOTAL MORTGAGE BACKED SECURITIES
                             (IDENTIFIED COST $9,187,314)                         $  9,093,828
                                                                                  -------------------

                                  REGIONS MORGAN KEEGAN SELECT BALANCED FUND
     SHARES                                                                            VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY-4.7%
                           U.S. TREASURY NOTES-4.7%
1,500,000         (2)      3.250%, 1/15/2009                                     $   1,477,207
2,000,000         (2)      4.000%, 6/15/2009                                         2,021,562
2,000,000         (2)      6.500%, 10/15/2006                                        2,079,218
                                                                                ---------------------
                              TOTAL U.S. TREASURY
                              (IDENTIFIED COST $5,530,340)                           5,577,987
                                                                                ---------------------
MUTUAL FUNDS-21.9%
24,084,387                 Bank of New York Institutional Cash Reserves Fund
                              (held as collateral for securities lending)           24,084,387
 1,108,912                 Fidelity Institutional Money Market Fund                  1,108,912
 1,111,809                 Fidelity Institutional Prime Money Market Fund            1,111,809
                                                                                ---------------------
                              TOTAL MUTUAL FUNDS
                              (IDENTIFIED COST $26,305,108)                         26,305,108
                                                                                ---------------------
                              TOTAL INVESTMENTS-120.8%
                              (IDENTIFIED COST $128,642,852)                       144,889,665
                                                                                ---------------------
                              OTHER ASSETS AND LIABILITIES-
                              NET-(20.8)%                                          (24,920,336)
                                                                                ---------------------
                              TOTAL NET ASSETS-100.0%                            $ 119,969,329
                                                                                =====================

CALL OPTIONS WRITTEN MAY 31, 2005
         NUMBER OF                     COMMON STOCKS/EXPIRATION                        MARKET
         CONTRACTS                       DATE/EXERCISE PRICE                           VALUE
------------------------- ------------------------------------------------------ ---------------------
            100            Exxon Mobil Corp. / July / 60                               5,000

(1) Non-income producing security.
(2) Certain shares are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

                  MARKET VALUE OF                                    MARKET VALUE
                 SECURITIES LOANED                                   OF COLLATERAL
--------------------------------------------------- --------------------------------------------------
                    $23,435,417                                       $24,084,387

(3) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4) A portion or all of the security is pledged as collateral for call options written.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

OBJECTIVE & STRATEGY
                                     -------------------------------------------

The Regions Morgan Keegan Select Fixed Income Fund seeks current income with capital appreciation as a secondary objective. The Fund invests in investment-grade debt securities.

INVESTMENT RISKS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. Bond prices and the value of bond funds decline as interest rates rise. Longer-term funds (e.g., those that invest in high yield debt securities) are more vulnerable to interest rate risk.

MANAGEMENT DISCUSSION & ANALYSIS
                                                        ------------------------

With an economic growth picture that was solid but unspectacular, fixed income returns were correspondingly good but not overwhelming. The Fed continued its well communicated tightening policy by raising rates from 1% last June to 3% today. As a result, the 2-year Treasury rose 0.58% over the past six months. Alternatively, long-term rates, as measured by the 10-year Treasury, fell 0.37%. Concerns about a weakening economy, well contained inflation data and a perception that the Fed is ahead of inflation have all contributed to the low level longer-term rates. However, there have been technical factors as well. A well documented short base, the profitability of carry trades, and a large foreign appetite for dollar denominated assets have also contributed to the low level of yields. Some of these trends should continue into 2006 while others may be losing their influence.

For the six month period ended May 31, 2005, the Regions Morgan Keegan Select Fixed Income Fund's Class A Shares had a total return of 1.45%, based on net asset value. While the Fund reported a positive return, it slightly underperformed its benchmark, the Merrill Lynch 1-10 Year Government/Corporate A Rated and Above Index(1) ("ML1-10GCA+"), which returned 1.93% during the same period. We attribute the Fund's performance returns to the appropriate sector allocation and the correct yield curve positioning rather than outright interest rate positioning. Since the Fed began raising interest rates, we have been pursuing curve flattening strategies in which short-term and long-term maturity securities are emphasized. Additionally, over the course of the previous six-months we gradually increased our agency and non-agency mortgage positions to take advantage of wide yields and attractive valuations. In terms of credit, there was very little change as our corporate positions maintain a very high credit quality.

We expect the economy to grow around 3%-3.5% this year and, as a result, we have a neutral duration stance in the Fund's portfolio. From a sector perspective, we maintain a strong overweight allocation in mortgage-backed securities as we believe a range-bound interest rate environment will continue to benefit these types of securities. Our credit portfolio is of the highest quality and will by and large remain that way. In certain circumstances, we may look to move down in credit quality in order to take advantage of attractive valuations.


/s/ Michael L. Smith                               /s/ John B. Norris, V

Michael L. Smith                                   John B. Norris, V
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                                REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

PORTFOLIO STATISTICS+
                                              ----------------------------------
AS OF MAY 31, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Average Credit Quality............                                  AAA
Current Yield.....................                                5.03%
Yield to Maturity.................                                4.27%
Duration..........................                           3.43 Years
Average Effective Maturity........                           4.19 Years
Total Number of Holdings..........                                   55

ASSET ALLOCATION+
                                              ----------------------------------
AS OF MAY 31, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
Government and Agency Bonds...........                            29.4%
Mutual Funds..........................                            20.0%
Mortgage-Backed Securities............                            19.8%
Corporate Bonds.......................                            19.3%
U. S. Treasury Obligations............                            11.5%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY+
                                     -------------------------------------------
AS OF MAY 31, 2005

                    % OF TOTAL INVESTMENTS                % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

AAA............................  19.6%    Agency ......................    41.3%

AA.............................   6.3%    Treasury.....................    14.0%

A..............................  18.6%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

INDEX DESCRIPTION
                                     -------------------------------------------

1 THE MERRILL LYNCH 1-10 YEAR GOVERNMENT/CORPORATE A RATED AND ABOVE INDEX IS COMPRISED OF PUBLICLY PLACED, NON-CONVERTIBLE, COUPON-BEARING DOMESTIC DEBT WITH MATURITIES BETWEEN 1 AND 9.99 YEARS, RATED "A" OR BETTER. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

GROWTH OF A $25,000 INVESTMENT
                                     -------------------------------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Fixed Income Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the ML1-10GCA+,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]

                                                   Merrill Lynch 1-10 Year Govt/
Class A                                            Corp A Rated and Above Index
      11/30/94          24,500                       11/30/94         25,000
      11/30/95          28,266                       11/30/95         28,598
      11/30/96          29,867                       11/30/96         30,230
      11/30/97          31,656                       11/30/97         32,144
      11/30/98          34,014                       11/30/98         35,021
      11/30/99          34,095                       11/30/99         35,403
      11/30/00          36,747                       11/30/00         38,277
      11/30/01          40,757                       11/30/01         42,660
      11/30/02          43,596                       11/30/02         45,813
      11/30/03          44,975                       11/30/03         47,787
      11/30/04          45,367                       11/30/04         49,106
       5/31/05          46,022                        5/31/05         50,054


GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Fixed Income Fund--Class C Shares from December 3, 2001 (commencement of investment operations) to May 31, 2005 compared to the ML1-10GCA+,(2)a broad-based market index.

                            [GRAPHIC REPRESENTATION]

                                                   Merrill Lynch 1-10 Year Govt/
Class C                                            Corp A Rated and Above Index
       12/3/01          10,000                        12/3/01         10,000
      11/30/02          10,615                       11/30/02         10,739
      11/30/03          10,869                       11/30/03         11,202
      11/30/04          10,882                       11/30/04         11,511
       5/31/05          11,008                        5/31/05         11,733

                                REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND

PERFORMANCE INFORMATION
                                              ----------------------------------

                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                         SIX          1         5         10        OF INVESTMENT
AS OF MAY 31, 2005                     MONTHS*      YEAR       YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES(1)**                     -0.58%      0.57%      5.59%     5.27%              5.69%
   (EXCLUDING SALES LOAD)(1)             1.45%      2.62%      6.01%     5.49%              5.85%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                        0.15%      0.93%       N/A       N/A               2.78%
   (EXCLUDING CDSC)                      1.16%      1.95%       N/A       N/A               2.78%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                            N/A        N/A        N/A       N/A                N/A
------------------------------------------------------------------------------------------------------
  * AGGREGATE.
 ** REFLECTS THE MAXIMUM SALES LOAD OF 2.00%.
*** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN 12 MONTHS.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE
ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE
CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT
GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

1  EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL
   TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT
   OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES,
   EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A
   SHARES, DURING SUCH PERIODS.

2  THE ML1-10GCA+ IS COMPRISED OF PUBLICLY PLACED, NON-CONVERTIBLE, COUPON-BEARING DOMESTIC DEBT WITH
   MATURITIES BETWEEN 1 AND 9.99 YEARS, RATED "A" OR BETTER. TOTAL RETURNS FOR THE INDEXES SHOWN ARE NOT
   ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION
   REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE UNMANAGED, AND UNLIKE THE FUND, ARE
   NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

3  THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON APRIL 20, 1992 AND
   DECEMBER 3, 2001, RESPECTIVELY. AS OF MAY 31, 2005, THE FUND'S CLASS I SHARES HAD NOT COMMENCED INVESTMENT
   OPERATIONS.

                                REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
    PRINCIPAL
     AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-23.7%
                         CONSUMER DISCRETIONARY-1.3%
                         MEDIA-1.3%
$ 3,000,000              Washington Post, 5.500%, 2/15/2009                      $    3,144,603

                         CONSUMER STAPLES-1.3%
                         PERSONAL PRODUCTS-1.3%
  3,000,000              Avon Products, 6.550%, 8/1/2007                              3,156,456

                         ENERGY-0.8%
                         OIL & GAS-0.8%
  2,000,000              BP Capital Markets PLC, Note,
                            4.625%, 4/15/2009                                         2,133,492

                         FINANCIALS-15.2%
                         CAPITAL MARKETS-4.7%
  6,000,000      (1)     Goldman Sachs Group, Inc., Note, 5.500%, 11/15/2014          6,250,866
  5,000,000              J.P. Morgan Chase & Co., Sub. Note, 6.500%, 1/15/2009        5,379,645
                                                                                  -------------------
                            Total                                                    11,630,511
                                                                                  -------------------
                         COMMERCIAL BANKS-1.6%
  4,000,000              Wells Fargo & Co., Note,
                            5.900%, 5/21/2006                                         4,074,096
                         CONSUMER FINANCE-7.3%
  5,000,000              American General Finance Corp., 4.625%, 9/1/2010             5,015,160
  5,000,000      (1)     Household Finance Corp., Note,
                            4.625%, 1/15/2008                                         5,051,885
  8,000,000              Household Finance Corp., Unsecd. Note, 5.750%, 1/30/2007     8,215,496
                                                                                  -------------------
                            Total                                                    18,282,541
                                                                                  -------------------
                         DIVERSIFIED FINANCIAL SERVICES-1.6%
  4,000,000      (1)     General Electric Capital Corp., Note, (Series MTNA),
                            5.375%, 3/15/2007                                         4,096,152
                                                                                  -------------------
                            Total Financials                                         38,083,300
                                                                                  -------------------

                         HEALTHCARE-1.6%
                         PHARMACEUTICALS-1.6%
  4,000,000              Pfizer, Inc., Note, 2.500%, 3/15/2007                        3,907,752

                         INDUSTRIALS-2.1%
                         ELECTRICAL EQUIPMENT-2.1%
  5,000,000              Emerson Electric Co., Unsecd. Note, 5.850%, 3/15/2009        5,280,275

                         INFORMATION TECHNOLOGY-1.4%
                         COMPUTERS & PERIPHERALS-1.4%
  3,500,000              International Business Machines Corp., 4.875%, 10/1/2006     3,546,032
                                                                                  -------------------
                            TOTAL CORPORATE BONDS
                            (IDENTIFIED COST $57,513,356)                            59,251,910
                                                                                  -------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES-36.0%
                         FEDERAL HOME LOAN BANK-6.3% (2)
$ 1,000,000              5.375%, 2/15/2006                                       $    1,011,946
  5,000,000              5.800%, 3/30/2009                                            5,317,635
  2,000,000              5.875%, 2/15/2011                                            2,165,722
  2,005,000      (1)     6.375%, 8/15/2006                                            2,065,076
  5,000,000              6.500%, 11/15/2006                                           5,194,515
                                                                                  -------------------
                            Total                                                    15,754,894
                                                                                  -------------------
                         FEDERAL HOME LOAN MORTGAGE CORPORATION-16.2% (2)
  8,000,000              4.375%, 7/30/2009                                            7,989,800
  4,500,000              5.000%, 6/15/2033                                            4,519,710
  6,000,000              5.250%, 11/05/2012                                           6,070,470
  4,000,000      (1)     5.500%, 7/15/2006                                            4,079,036
  4,000,000      (1)     5.750%, 3/15/2009                                            4,254,080
  4,000,000              5.750%, 4/15/2008                                            4,206,812
  1,750,000      (1)     6.000%, 6/15/2011                                            1,925,025
  3,000,000              6.375%, 8/1/2011                                             3,075,678
  4,000,000      (1)     6.625%, 9/15/2009                                            4,412,904
                                                                                  -------------------
                            Total                                                    40,533,515
                                                                                  -------------------
                         FEDERAL NATIONAL MORTGAGE ASSOCIATION-13.5% (2)
  6,000,000              4.650%, 6/24/2009                                            6,005,160
  2,000,000      (1)     5.000%, 1/15/2007                                            2,038,188
  3,988,884              5.000%, 1/1/2020                                             4,037,350
  5,000,000              5.000%, 7/25/2033                                            5,012,640
  3,000,000              5.250%, 4/15/2007                                            3,076,827
  5,000,000              5.625%, 2/28/2012                                            5,126,725
  4,000,000              6.000%, 5/15/2008                                            4,230,276
  4,000,000              6.625%, 9/15/2009                                            4,407,044
                                                                                  -------------------
                            Total                                                    33,934,210
                                                                                  -------------------
                            TOTAL GOVERNMENT AGENCIES
                            (IDENTIFIED COST $87,632,804)                            90,222,619
                                                                                  -------------------
MORTGAGE BACKED SECURITIES-24.3%
                         GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-10.7%
  4,072,810              5.000%, 11/15/2018                                           4,159,276
  4,334,144              5.000%, 11/15/2018                                           4,426,158
  4,486,423              5.000%, 1/15/2019                                            4,580,997
  9,233,246              5.000%, 6/15/2019                                            9,427,883
  2,012,165              5.500%, 2/15/2018                                            2,083,094
  2,164,624              5.500%, 2/15/2018                                            2,240,927
                                                                                  -------------------
                            Total                                                    26,918,335
                                                                                  -------------------
                         COLLATERALIZED MORTGAGE
                         OBLIGATIONS-13.6%
  5,000,000              Countrywide 2005-6CB,
                            5.500%, 4/25/2035                                         5,095,785
  4,220,667              Downey Savings & Loan 2004-AR3 2A2A, 2.780%, 7/19/2044       4,232,527
  3,159,109              GSR Mortgage Loan Trust 2004-7 2A1, 4.186%, 6/25/2034        3,141,632
  8,522,328              J.P. Morgan Chase & Co. 2005-A1 3A3, 4.900%, 2/25/2035       8,481,080

                                REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND
    PRINCIPAL
      AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
$ 4,761,052              Master Mortgage 2005-1 9A1,
                            5.319%, 1/25/2035                                     $    4,833,943
  2,284,259              Merrill Lynch 2005-A1 2A1,
                            4.665%, 12/25/2034                                         2,284,624
  5,835,105              Structured Mortgage 2005-1 5A2, 5.321%, 1/25/2035             5,904,251
                                                                                   ------------------
                            Total                                                     33,973,842
                                                                                   ------------------
                            TOTAL MORTGAGE BACKED SECURITIES
                            (IDENTIFIED COST $60,955,118)                             60,892,177
                                                                                   ------------------
U.S. TREASURY-14.0%
                         U.S. TREASURY NOTES-14.0%
  6,000,000       (1)    3.500%, 11/15/2006                                            5,998,830
  4,500,000       (1)    4.250%, 11/15/2013                                            4,594,396
  4,000,000       (1)    4.250%, 11/15/2014                                            4,072,188
  6,000,000       (1)    4.375%, 5/15/2007                                             6,089,064
  6,000,000       (1)    4.625%, 5/15/2006                                             6,068,436
  6,000,000       (1)    4.750%, 5/15/2014                                             6,340,782
  1,750,000       (1)    5.375%, 2/15/2031                                             2,026,719
                            TOTAL U.S. TREASURY
                            (IDENTIFIED COST $35,104,282)                             35,190,415
                                                                                   ------------------
MUTUAL FUNDS-24.6%
 57,255,292              Bank of New York Institutional Cash Reserves Fund
                           (held as collateral for securities lending)                57,255,292
  2,137,521              Fidelity Institutional Money Market Fund                      2,137,521
  2,142,276              Fidelity Institutional Prime Money Market Fund                2,142,276
                                                                                   ------------------
                            TOTAL MUTUAL FUNDS
                            (IDENTIFIED COST $61,535,089)                             61,535,089
                                                                                   ------------------
                            TOTAL INVESTMENTS-122.6%
                            (IDENTIFIED COST $302,740,649)                           307,092,210
                                                                                   ------------------
                            OTHER ASSETS AND LIABILITIES-
                            NET-(22.6)%                                              (56,581,880)
                                                                                   ------------------
                            TOTAL NET ASSETS-100.0%                                 $250,510,330
                                                                                   ==================

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

                  MARKET VALUE OF                                    MARKET VALUE
                 SECURITIES LOANED                                   OF COLLATERAL
-------------------------------------------------  ----------------------------------------------------
                    $56,229,524                                       $57,255,292

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

OBJECTIVE & STRATEGY
                                     -------------------------------------------

The Regions Morgan Keegan Select Limited Maturity Fixed Income Fund seeks current income. The Fund invests in investment-grade debt securities.

INVESTMENT RISKS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. Bond prices and the value of bond funds decline as interest rates rise.

MANAGEMENT DISCUSSION & ANALYSIS
                                                        ------------------------

The economy continued its solid but unspectacular path of recovery during the first half of 2005. Since June of last year, the economy added new jobs at a pace of about 125,000 jobs per month. Inflation pressures have accelerated but remain well contained. As a result, the Fed continued its well communicated policy of raising rates from 1.0% last year to 3.0% today. Because short-term rates are influenced by Fed policy, short-term maturity securities have remained under pressure, as the 2-year Treasury rose 58 basis points (0.58%) over the past 6 months. In this environment, the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund's Class A Shares had a total return 0.82%, based on net asset value, for the six month period ended May 31, 2005. While the Fund reported a positive return, it slightly underperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index(1) ("ML1-3TI"), which returned 0.89% during the same period.

We attribute the Fund's performance returns to the appropriate sector allocation, proper security selection, and correct yield curve positioning. Since the Fed began raising interest rates, we have been pursuing curve flattening strategies in which short-term and long-term maturity securities are emphasized. We gradually increased our agency and non-agency mortgage positions in the longer end in order to increase both our curve flattening bias and to take advantage of attractive valuations in this sector. In terms of individual industry sectors, the Fund's performance was influenced to a large degree by our decision to not hold any positions in the auto sector; consequently, the Fund avoided any negative repercussions from the auto sector since the Fund had no auto exposure in its portfolio holdings.

Until the Fed stops raising rates, we will continue overweighting the 6-month and 3-year sectors in order to take advantage of a flattening yield curve. When appropriate, we will add to our mortgage positions but admittedly valuations are not as attractive as they once were. Credit positioning remains of the highest quality as all securities in the portfolio remain A rated and above. In the coming quarter, we may take advantage of particular opportunities with the lower rated credit products but we do not expect any broad changes in our credit standards.


/s/Michael L. Smith                                /s/John B. Norris, V

Michael L. Smith                                   John B. Norris, V
Senior Portfolio Manager                           Senior Portfolio Manager
Morgan Asset Management, Inc.                      Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

PORTFOLIO STATISTICS+
                                     -------------------------------------------
AS OF MAY 31, 2005


                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

Average Credit Quality............                                AAA
Current Yield.....................                              3.95%
Yield to Maturity.................                              3.77%
Duration..........................                         1.63 Years
Average Effective Maturity........                         1.98 Years
Total Number of Holdings..........                                 55


ASSET ALLOCATION+
                                     -------------------------------------------
AS OF MAY 31, 2005
                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

Government and Agency Bonds...........                           38.3%
Mutual Funds..........................                           22.2%
Corporate Bonds.......................                           14.6%
U. S. Treasury Obligations............                           14.4%
Mortgage-Backed Securities............                           10.5%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

CREDIT QUALITY+
                                     -------------------------------------------
AS OF MAY 31, 2005


                 % OF TOTAL INVESTMENTS                   % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
AAA........................    16.0%   Agency.......................       49.8%
AA.........................     6.6%   Treasury.....................       16.5%
A..........................    11.1%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


INDEX DESCRIPTION
                                     -------------------------------------------

1 THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX TRACKS SHORT-TERM GOVERNMENT SECURITIES WITH MATURITIES BETWEEN 1 AND 2.99 YEARS. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

GROWTH OF A $25,000 INVESTMENT
                                     -------------------------------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund--Class A Shares(1) from May 31, 1995 to May 31, 2005 compared to the ML1-3TI,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]


Class A                                   Merrill Lynch 1-3 Year Treasury Index
      11/30/94          24,625                 11/30/94          25,000
      11/30/95          27,125                 11/30/95          27,600
      11/30/96          28,311                 11/30/96          29,195
      11/30/97          29,672                 11/30/97          30,927
      11/30/98          31,429                 11/30/98          33,200
      11/30/99          32,260                 11/30/99          34,289
      11/30/00          34,396                 11/30/00          36,644
      11/30/01          37,403                 11/30/01          40,144
      11/30/02          38,882                 11/30/02          42,075
      11/30/03          39,325                 11/30/03          43,026
      11/30/04          39,316                 11/30/04          43,576
       5/31/05          39,638                  5/31/05          43,964


GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Limited Maturity Fixed Income Fund--Class C Shares from December 14, 2001 (commencement of investment operations) to May 31, 2005 compared to the ML1-3TI,(2) a broad-based market index.

                            [GRAPHIC REPRESENTATION]
Class C                                   Merrill Lynch 1-3 Year Treasury Index
      12/14/01          10,000                  12/14/01          10,000
      11/30/02          10,356                  11/30/02          10,507
      11/30/03          10,396                  11/30/03          10,744
      11/30/04          10,316                  11/30/04          10,882
       5/31/05          10,361                   5/31/05          10,979

                          REGIONS MORGAN KEEGAN SELECT
                       LIMITED MATURITY FIXED INCOME FUND

PERFORMANCE INFORMATION
                                     -------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                         SIX          1         5        10        OF INVESTMENT
AS OF MAY 31, 2005                     MONTHS*      YEAR      YEAR      YEAR       OPERATIONS(3)
------------------------------------------------------------------------------------------------------
CLASS A SHARES(1)**                    -0.69%      -0.38%     3.58%    4.10%               4.11%

   (EXCLUDING SALES LOAD)(1)            0.82%       1.14%     3.90%    4.26%               4.25%
------------------------------------------------------------------------------------------------------
CLASS C SHARES***                      -0.56%      -0.62%      N/A      N/A                1.03%

   (EXCLUDING CDSC)                     0.44%       0.39%      N/A      N/A                1.03%
------------------------------------------------------------------------------------------------------
CLASS I SHARES                           N/A         N/A       N/A      N/A                 N/A
------------------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** REFLECTS THE MAXIMUM SALES LOAD OF 1.50%.
 *** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN 12 MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT
RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE
ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE
CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT
GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT
INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS
INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

1  EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL
   TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT
   OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES,
   EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A
   SHARES, DURING SUCH PERIODS.

2  THE ML1-3TI TRACKS SHORT-TERM GOVERNMENT SECURITIES WITH MATURITIES BETWEEN 1 AND 2.99 YEARS. TOTAL
   RETURNS FOR THE INDEXES SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE
   SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE
   UNMANAGED, AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN
   INDEX.

3  THE FUND'S CLASS A SHARES AND CLASS C SHARES COMMENCED INVESTMENT OPERATIONS ON DECEMBER 12, 1993 AND
   DECEMBER 14, 2001, RESPECTIVELY. AS OF MAY 31, 2005, THE FUND'S CLASS I SHARES HAD NOT COMMENCED
   INVESTMENT OPERATIONS.


                                         REGIONS MORGAN KEEGAN SELECT
                                      LIMITED MATURITY FIXED INCOME FUND

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS-18.7%
                        AEROSPACE & DEFENSE-3.6%
$ 3,000,000             United Technologies Corp., 4.875%, 11/1/2006                $   3,041,724
                        COMMERCIAL BANKS-2.4%
  2,000,000             Bank of America Corp., 5.250%, 2/1/2007                         2,041,882
                        COMPUTER & PERIPHERALS-3.0%
  2,500,000             International Business Machines Corp., 4.875%, 10/1/2006        2,532,880
                        CONSUMER FINANCE-3.7%
  3,000,000             Household Finance Corp. 5.750%, 1/30/2007                       3,080,811
                        DIVERSIFIED FINANCIAL SERVICES-2.4%
  2,000,000     (1)     General Electric Capital Corp., 5.375%, 3/15/2007               2,048,076
                        PHARMACEUTICALS-3.6%
  3,000,000             Abbott Laboratories, 5.625%, 7/1/2006                           3,046,971
                                                                                    -----------------
                           TOTAL CORPORATE BONDS
                           (IDENTIFIED COST $15,935,250)                               15,792,344
                                                                                    -----------------
GOVERNMENT AGENCIES-48.8%
                        FEDERAL HOME LOAN BANKS-10.6% (2)
  5,000,000             4.000%, 3/10/2008                                               5,006,810
  4,000,000     (1)     3.375%, 9/14/2007                                               3,964,644
                                                                                    -----------------
                           Total                                                        8,971,454
                                                                                    -----------------
                        FEDERAL HOME LOAN MORTGAGE
                        CORPORATION-17.0% (2)
  4,000,000             3.800%, 6/28/2007                                               3,999,312
  4,000,000             3.750%, 8/3/2007                                                3,993,296
  5,000,000     (1)     3.625%, 2/15/2008                                               4,979,180
  1,377,132             5.000%, 1/15/2016                                               1,390,600
                                                                                    -----------------
                           Total                                                       14,362,388
                                                                                    -----------------
                        FEDERAL NATIONAL MORTGAGE
                        ASSOCIATION-21.2% (2)
  4,000,000     (1)     4.375%, 10/15/2006                                              4,035,656
  1,000,000             3.250%, 11/15/2007                                                985,442
  3,000,000     (1)     3.750%, 5/17/2007                                               2,991,945
  2,000,000             3.250%, 6/28/2006                                               1,989,344
  4,000,000             3.750%, 7/6/2007                                                3,969,500
  4,000,000             3.625%, 1/19/2007                                               3,990,272
                                                                                    -----------------
                           Total Federal National Mortgage Association                 17,962,159
                                                                                    -----------------
                           TOTAL GOVERNMENT AGENCIES
                           (IDENTIFIED COST $41,455,003)                               41,296,001
                                                                                    -----------------
MORTGAGE BACKED SECURITIES-13.4%
                        COLLATERALIZED MORTGAGE
                        OBLIGATIONS-13.4%
  3,000,000             Credit Suisse First Boston 2003-AR24, 4.098%, 10/25/2033        3,015,999
  1,841,745             DSLA Mortgage Loan Trust, 2.780%, 7/19/2044                     1,846,921
  1,353,903             GSR Mortgage Loan Trust, 4.186%, 6/25/2034                      1,346,414

                                             60

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES (CONTINUED)
$ 2,474,613             Merrill Lynch 2005-A1, 4.665%, 12/25/2034                   $  2,475,009
  2,659,383             Wells Fargo Mortgage Backed Trust 20005-AR3, 4.186%,
                         3/25/2035                                                     2,658,558
                                                                                    -----------------
                           TOTAL MORTGAGE BACKED SECURITIES
                           (IDENTIFIED COST $11,304,080)                              11,342,901
                                                                                    -----------------
U.S. TREASURY-18.4%
                        U.S. TREASURY NOTES-18.4%
  4,000,000     (1)     3.500% 11/15/2006                                              3,999,220
  3,000,000     (1)     3.250%, 8/15/2007                                              2,978,202
  3,000,000     (1)     3.000%, 11/15/2007                                             2,957,931
  3,000,000     (1)     3.125%, 5/15/2007                                              2,974,218
  2,650,000     (1)     2.750%, 6/30/2006                                              2,630,745
                                                                                    -----------------
                           TOTAL U. S. TREASURY
                           (IDENTIFIED COST $15,854,878)                              15,540,316
                                                                                    -----------------
MUTUAL FUNDS-28.3%
 23,520,383            Bank of New York Institutional Cash Reserves Fund
                         (held as collateral for securities lending)                  23,520,383
    199,660              Fidelity Institutional Money Market Fund                        199,660
    199,659              Fidelity Institutional Prime Money Market Fund                  199,659
                                                                                    -----------------
                           TOTAL MUTUAL FUNDS
                           (IDENTIFIED COST $23,919,702)                              23,919,702
                                                                                    -----------------
                           TOTAL INVESTMENTS-127.6%
                           (IDENTIFIED COST $108,468,913)                            107,891,264
                                                                                    -----------------
                           OTHER ASSETS AND LIABILITIES-
                           NET-(27.6)%                                               (23,360,723)
                                                                                    -----------------
                           TOTAL NET ASSETS-100%                                     $84,530,541
                                                                                    =================

(1) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type or arrangement and related collateral were as follows.

                  MARKET VALUE OF                                     MARKET VALUE
                 SECURITIES LOANED                                   OF COLLATERAL
---------------------------------------------  --------------------------------------------------------
                    $23,027,285                                       $23,520,383

(2) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

        REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND

OBJECTIVE & STRATEGY
                                     -------------------------------------------

The Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund seeks current income that is exempt from federal income tax. The Fund invests its assets primarily in a highly diversified portfolio of tax-exempt bonds.

INVESTMENT RISKS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. Bond prices and the value of bond funds decline as interest rates rise. A portion of the Fund's income may be subject to the federal alternative minimum tax and/or certain state and local taxes.

MANAGEMENT DISCUSSION & ANALYSIS
                                                  ------------------------------

Calendar year 2004 was a time of transition for the Regions Morgan Keegan Select Intermediate Tax-Exempt Fund. The Fund commenced investment operations on February 9, 2004 through the conversion of three different unregistered collective trust funds, each with its own investment parameters. The portfolio management team gave itself until the end of the calendar year to make some sense of all the same lots and different names and different structures.

By year end, the Fund had taken shape. The team reduced the number of individual holdings in the Fund by about half and instituted what is known as a "barbell" approach. This means the fund has an overweight in short-term and long-term securities and an underweight in securities maturing in between. This approach works as the yield curve is flattening, meaning when short-term and long-term yields converge. Further, while the Fund is still overweight in general obligation debt, the team incorporated more revenue bonds into the mix during the period. Revenue bonds tend to do well as the economy expands and public coffers swell; think of them as the municipal debt equivalent of a growth stock. Finally, the team spread the state concentration a little bit. This helps not only for diversification, but also for the marketing of the Fund as well.

The upshot is the Fund has performed reasonably well over the last 6 months, and very well since the beginning of the calendar year given its parameters. The Fund's Class A Shares had a total return 1.08%, based on net asset value, for the six month period ended May 31, 2005. While the Fund reported a positive return, it slightly underperformed its benchmark, the Merrill Lynch 3-7 Year Municipal Index(1) ("ML3-7MI"), which returned 1.513% during the same period. Last December was difficult for return calculation purposes, as the Fund paid both a dividend and a capital gains distribution due to some conversion related trading.

Currently, the Fund has a neutral duration bias with an emphasis on yield curve positioning as opposed to overall interest rate sensitivity. We will start removing this trade once the Fed stops raising the overnight lending target, at which point we will implement a more laddered structure.


/s/John B. Norris, V

John B. Norris, V
Senior Portfolio Manager
Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

              REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                   BOND FUND

PORTFOLIO STATISTICS+
                                     -------------------------------------------
AS OF MAY 31, 2005


--------------------------------------------------------------------------------
Portfolio Average Credit Quality..........                       AAA
Portfolio Current Yield...................                    4.164%
Portfolio Yield to Maturity...............                     4.79%
Portfolio Duration........................                4.12 Years
Portfolio Average Effective Maturity......                4.67 Years
Total Number of Holdings..................                       110

CREDIT QUALITY+
                                     -------------------------------------------
AS OF MAY 31, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------
AAA..................................                           64.2%
AA...................................                           35.8%
Total................................                          100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

STATE DIVERSIFICATION+
                                     -------------------------------------------
AS OF MAY 31, 2005

                     % OF TOTAL INVESTMENTS               % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

Alabama...........................   28.1%   Arkansas....................   2.9%
North Carolina....................   12.8%   Ohio........................   2.5%
Georgia...........................   12.0%   Indiana.....................   1.9%
Texas.............................   10.5%   Missouri....................   1.7%
Tennessee.........................    6.2%   Illinois....................   0.9%
Florida...........................    7.8%   Louisiana...................   0.9%
Virginia..........................    7.7%   Kentucky....................   0.4%
South Carolina....................    3.5%   Mutual Fund.................   0.2%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.


INDEX DESCRIPTION
                                     -------------------------------------------

1 THE MERRILL LYNCH 3-7 YEAR MUNICIPAL INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR THE INTERMEDIATE-TERM MUNICIPAL BOND MARKET. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

              REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                   BOND FUND

GROWTH OF A $25,000 INVESTMENT
                                     -------------------------------------------
CLASS A SHARES

The graph below illustrates a hypothetical investment of $25,000 in the Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class A Shares from February 9, 2004 (commencement of investment operations) to May 31, 2005 compared to the ML3-7MI,(1) a broad-based market index.

                            [GRAPHIC REPRESENTATION]


Class A                                  Merrill Lynch 3-7 Year Municipal Index
        2/9/04          24,500                    2/9/04         25,000
       5/31/04          24,073                   5/31/04         24,462
      11/30/04          24,553                  11/30/04         25,204
       5/31/05          24,819                   5/31/05         25,585


GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS C SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class C Shares from February 9, 2004 (commencement of investment operations) to May 31, 2005 compared to the ML3-7MI,(1) a broad-based market index.

                            [GRAPHIC REPRESENTATION]
Class C                                  Merrill Lynch 3-7 Year Municipal Index
        2/9/04          10,000                    2/9/04         10,000
       5/31/04           9,808                   5/31/04          9,785
      11/30/04           9,972                  11/30/04         10,082
       5/31/05          10,075                   5/31/05         10,234

              REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                   BOND FUND

GROWTH OF A $10,000 INVESTMENT
                                     -------------------------------------------
CLASS I SHARES

The graph below illustrates a hypothetical investment of $10,000 in the Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund--Class I Shares from February 9, 2004 (commencement of investment operations) to May 31, 2005 compared to the ML3-7MI,(1) a broad-based market index.

                            [GRAPHIC REPRESENTATION]
Class I                                  Merrill Lynch 3-7 Year Municipal Index
        2/9/04          10,000                     2/9/04         10,000
       5/31/04           9,795                    5/31/04          9,785
      11/30/04           9,996                   11/30/04         10,082
       5/31/05          10,127                    5/31/05         10,234


PERFORMANCE INFORMATION
                                     -------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                   COMMENCEMENT
                                           SIX           1         OF INVESTMENT
AS OF MAY 31, 2005                       MONTHS*       YEAR        OPERATIONS(2)
--------------------------------------------------------------------------------

CLASS A SHARES**                         -0.94%        1.03%              -0.55%

   (EXCLUDING SALES LOAD)                 1.08%        3.10%               0.99%
--------------------------------------------------------------------------------
CLASS C SHARES***                         0.01%        1.69%               0.57%

   (EXCLUDING CDSC)                       1.02%        2.72%               0.57%
--------------------------------------------------------------------------------
CLASS I SHARES                            1.31%        3.39%               0.97%
--------------------------------------------------------------------------------
  *  AGGREGATE.
 **  REFLECTS THE MAXIMUM SALES LOAD OF 2.00%.
*** REFLECTS THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 1.00% FOR SHARES REDEEMED WITHIN 12 MONTHS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

1 THE ML3-7MI IS A TOTAL PERFORMANCE BENCHMARK FOR THE INTERMEDIATE-TERM MUNICIPAL BOND MARKET. TOTAL RETURNS FOR THE INDEXES SHOWN ARE NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE INDEXES ARE UNMANAGED, AND UNLIKE THE FUND, ARE NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

2  THE FUND COMMENCED INVESTMENT OPERATIONS ON FEBRUARY 9, 2004.

                      REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                           BOND FUND

  PRINCIPAL
    AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS-99.0%
                ALABAMA-27.9%
$250,000        Alabama State Public School & College Authority, Revenue Bonds,
                   4.75% (Original Issue Yield: 4.85%), 11/1/2006                  $  254,587
 500,000        Alabama Water PCA, Revenue Bond, 4.75% (AMBAC INS) / (Original
                   Issue Yield: 4.90%), 8/15/2014                                     514,645
 500,000        Anniston, AL Waterworks & Sewer Board, Refunding Revenue Bonds,
                   4.00%, 6/1/2006                                                    505,645
 430,000        Athens, AL, GO UT Warrants, 4.65% (AMBAC INS) / (Original Issue
                   Yield: 4.70%), 8/1/2011                                            451,414
 250,000        Auburn, AL, GO UT Warrants, 4.30% (Original Issue Yield: 4.35%),
                   12/1/2007                                                          257,877
 200,000        Auburn, AL GO UT, 3.90% (Original Issue Yield: 4.00%), 1/1/2008       204,734
 500,000        Auburn University, AL, Revenue Bonds, 3.80% (AMBAC INS) /
                   (Original Issue Yield: 3.90%), 6/1/2006                            504,575
 250,000        Baldwin County, AL, Refunding Bonds, 5.20%, 6/1/2008                  260,227
 250,000        Blount County, AL Water Authority, 4.75% (AMBAC INS) / (Original
                   Issue Yield: 4.90%), 8/1/2006                                      255,377
 500,000        Decatur, AL Water Revenue Bonds, GO UT Revenue Bonds, 4.65% (FSA
                   LOC) / (Original Issue Yield: 4.65%), 5/1/2010                     531,615
 275,000        Dothan, AL, GO UT Warrants, 6.25% (Original Issue Yield: 6.249%),
                   9/1/2007                                                           292,264
 500,000        Homewood, AL GO LT, 3.625% (Original Issue Yield : 3.65%), 9/1/2008   508,490
 500,000        Houston County, AL, 4.95% (AMBAC INS), 10/15/2007                     523,380
 500,000        Houston County, AL Board Education Capital Outlay, Special Tax
                   Warrants, 4.57% (MBIA Insurance Corp. INS) /(Original Issue
                   Yield: 4.57%), 12/1/2007                                           520,075
 300,000        Houston County, AL Hospital Board, Revenue Bond Special tax,
                   6.875% (Original Issue Yield: 6.874%), 4/1/2007                    321,453
 250,000        Huntsville, AL Electric Systems, Revenue Bonds, 4.00%, 12/1/2008      257,815
 500,000        Huntsville, AL Health Care Authority, Revenue Bond, 4.70% (MBIA
                   Insurance Corp. INS) / (Original Issue Yield: 4.70%), 6/1/2012     535,015
 500,000        Huntsville, AL Water Systems, Revenue Bond Warrants, 4.875%
                   (Original Issue Yield: 4.95%), 11/1/2015                           526,850
 500,000        Limestone County, AL Water Authority, 4.70% (AMAC INS) / (Original
                   Issue Yield: 4.80%), 12/1/2009                                     528,075
 300,000        Madison, AL, 4.20% (Original Issue Yield: 4.30%), 2/1/2009            311,118

  PRINCIPAL
    AMOUNT                                                                               VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                ALABAMA (CONTINUED)
$250,000        Madison, AL, GO UT Warrants, 4.15% (AMBAC INS), 2/1/2008           $  257,688
500,000         Madison County, AL, GO UT Warrants, 4.55% (Original Issue Yield:
                   4.642%), 6/1/2005                                                  499,993
250,000         Mobile, AL, GO UT Warrants, 5.20% (AMBAC INS) / (Original Issue
                   Yield: 5.30%), 2/15/2010                                           272,100
500,000         Montgomery, AL, GO UT Warrants (Series A), 5.10% (Original Issue
                   Yield:5.10%), 10/1/2008                                            527,620
250,000         Oxford, AL GO UT, 5.00% (AMBAC INS) / (Original Issue
                   Yield:5.05%), 5/1/2006                                             254,930
250,000         Oxford, AL, GO UT, Warrants, 5.10% (AMBAC INS) / (Original Issue
                   Yield: 5.15%), 5/1/2008                                            264,445
250,000         Oxford, AL, GO UT Warrants, 5.20% (AMBAC INS) / (Original Issue
                   Yield: 5.30%), 5/1/2010                                            264,570
250,000         Prattville, AL, GO UT Warrants, 4.00% (MBIA Insurance Corp. INS),
                   2/1/2009                                                           257,985
500,000         Scottsboro, AL Waterworks Sewer & Gas Board, Revenue Bonds, 4.40%
                   (MBIA Insurance Corp. INS) / (Original Issue Yield: 4.55%,
                   8/1/2012                                                           519,030
420,000         Sheffield, AL Electric Revenue, Refunding Revenue Bonds, 4.25%
                   (Original Issue Yield: 4.25%), 7/1/2009                            439,085
250,000         Shelby County, AL Board of Education, GO LT Warrants, 4.375%
                   (AMBAC INS) / (Original Issue Yield: 4.45%), 2/1/2007              255,888
250,000         Shelby County, AL Board of Education, GO LT Warrants, 4.50% (AMBAC
                   INS) / (Original Issue Yield: 4.65%), 2/1/2009                     262,283
500,000         Shelby County, AL Board of Education, GO LT, 4.75% (Original Issue
                   Yield: 5.00%), 2/1/2013                                            524,585
250,000         Southeast Alabama Gas District, Series A, 5.25% (AMBAC INS)/
                   (Original Issue Yield: 5.35%), 6/1/2011                            278,610
335,000         Sylacuaga, AL Utilities Board, 4.375% (MBIA Global Funding LLC
                   INS), 5/1/2006                                                     339,737
250,000         Trustville, AL, GO UT Warrants, 4.50% (MBIA Insurance Corp. INS)/
                   (Original Issue Yield: 4.60%), 10/1/2006                           255,295
250,000         Trustville, AL, GO Ltd., 3.70% (MBIA Insurance Corp. INS)/
                   (Original Issue Yield: 3.700%), 10/1/2005                          250,740
250,000         Tuscaloosa, AL, GO UT Warrants, 4.40% (Original Issue Yield:
                   4.50%), 7/1/2011                                                   264,603

                      REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                           BOND FUND

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   ALABAMA (CONTINUED)
$  500,000         Tuscaloosa, AL, GO UT, 4.00% (Original Issue Yield: 4.10%),
                      2/15/2009                                                    $   515,600
 1,000,000         Tuscaloosa, AL, GO UT, 4.50% (Original Issue Yield: 4.60%),
                      2/15/2013                                                      1,059,220
   245,000         Tuscaloosa, AL City Board of Education, Warrants, 4.55%
                      (Original Issue Yield: 4.65%), 2/15/2010                         249,812
   500,000         The Board of Trustees of the University of Alabama, Revenue
                      Bonds, 5.375% (FGIC LOC) / (Original Issue Yield: 5.47%),
                      10/1/2011                                                        553,620
   250,000         University of North Alabama, 4.65% (Original Issue Yield:
                      4.75%), 11/1/2007                                                260,170
                                                                                   ------------------
                      Total                                                         16,692,840
                                                                                   ------------------
                   ARKANSAS-2.9%
   440,000         Arkansas State University Revenue, Revenue bonds, 4.60% (AMBAC
                      INS) / (Original Issue Yield: 4.60%), 4/1/2011                   455,382
   250,000         Jonesboro, AR County Water & Light Utility, Revenue Bonds,
                      5.00% (MBIA Insurance Corp. INS) / (Original Issue Yield:
                      5.05%) 11/15/2007                                                262,305
 1,000,000         Little Rock, AR, 4.00%, 4/1/2014                                  1,031,510
                                                                                   ------------------
                      Total                                                          1,749,197
                                                                                   ------------------
                   FLORIDA-7.7%
   750,000         Broward County, FL, (Series B), 5.00% (Original Issue Yield:
                      4.10%). 1/1/2012                                                 826,215
 1,000,000         Florida State Board of Education, GO UT, 4.00%, 6/1/2009          1,036,620
 1,000,000         JEA, FL Electric Systems, (Series D), 4.40% (Original Issue
                      Yield: 4.53%). 10/1/2018                                       1,008,540
   250,000         Jacksonville, FL Excise Taxes, 5.65%, 10/1/2005                     252,415
 1,000,000         Palm Beach County, FL Solid Waste Authority Revenue, Revenue
                      Bonds, 3.00% (AMBAC INS) / (Original Issue Yield: 3.00%),
                      10/1/2011                                                        970,780
   500,000         Seminole County, FL Gas Tax Revenue, Revenue Bonds, 3.625% (FSA
                      LOC) / (Original Issue Yield: 3.73%), 10/1/2008                  510,925
                                                                                   ------------------
                      Total                                                          4,605,495
                                                                                   ------------------
                   GEORGIA-11.9%
   300,000         Atlanta and Fulton County Recreation Authority, Revenue Bonds,
                      4.75% (AMBAC INS) / (Original Issue Yield: 4.85%), 12/1/2010     324,357
   500,000         Augusta, GA Water & Sewer Revenue Bonds, Revenue Bonds, 4.00%
                      (FSA LOC) / (Original Issue Yield: 3.99%), 10/1/2012             520,285

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   GEORGIA (CONTINUED)
  $250,000         Cherokee County, GA, 4.30% (Original Issue Yield: 4.38%),
                      8/1/2005                                                     $   250,592
   250,000         Cherokee County, GA Water & Sewer Authority Revenue Bonds,
                      3.60% (FSA LOC) / (Original Issue Yield: 3.70%), 8/1/2005        250,327
   250,000         Cobb County GA, GO UT, 5.00% / (Original Yield: 4.90%),
                      1/1/2008                                                         260,700
   300,000         Coweta County, GA Water & Sewerage Authority Revenue Bonds,
                      4.00% /(Original Issue Yield: 4.04%), 6/1/2007                   306,291
   250,000         Early County, GA, 4.50% (MBIA Insurance Corp. INS) / (Original
                      Yield, 4.50%), 6/1/2005                                          250,000
   250,000         Fayette County, GA School District, 4.625% / (Original Yield:
                      4.63%), 3/1/2010                                                 266,350
   250,000         Fulton County, GA Development Authority, 4.60% (MBIA Insurance
                      Corp. INS) / (Original Yield: 4.65%), 9/1/2006                   255,362
   250,000         Fulton County GA Development Authority, Revenue Bonds, 4.30%
                      /(Original Yield: 4.32%), 11/1/2008                              261,202
   250,000         Fulton County, GA Development Authority, 4.125% / (Original
                      Yield: 4.19%), 11/1/2009                                         261,640
 1,000,000         Georgia State Road & Toll Way Authority Revenue Bond, 4.00%
                      /(Original Issue Yield: 2.30%), 10/1/2008                      1,034,300
 1,000,000         Gwinnett County, GA Water & Sewer Authority Water, Revenue
                      Bonds, 4.01% / (Original Yield: 3.63%), 8/01/2015              1,032,890
   200,000         Jackson County, GA Water & Sewer Authority Water, Revenue
                      Bonds, 4.55% (AMBAC INS) / (Original Issue Yield: 4.58%),
                      9/1/2006                                                         204,218
   250,000         Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds,
                      5.20% (MBIA Insurance Corp. INS) / (Original Issue Yield:
                      5.20%), 7/1/09                                                   261,228
   500,000         Private Colleges & Universities Facilities of GA. Revenue
                      Bonds, 4.50% /(Original Issue Yield: 4.55%), 11/1/2005           503,575
   350,000         Private Colleges & Universities of GA Revenue Bonds, 4.75% /
                      (Original Issue Yield: 4.80%), 11/1/2008                         370,762
   500,000         Roswell GA, GO UT, 4.25% / (Original Issue Yield: 4.30%),
                      2/1/2011                                                         528,030
                                                                                   ------------------
                      Total                                                          7,142,109
                                                                                   ------------------

                      REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                           BOND FUND

   PRINCIPAL
     AMOUNT                                                                              VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                   ILLINOIS-0.9%
$  250,000         Illinois State, Gen Obligation Untld, 5.125% (FGIC LOC) /
                      (Original Issue Yield: 4.90%), 12/1/2005                    $    252,895
   250,000         Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS) /
                      (Original Issue Yield: 5.15%) 12/1/2007                          257,878
                                                                                   ------------------
                      Total                                                            510,773
                                                                                   ------------------
                  INDIANA-1.9%
 1,000,000        Indiana State, Office Building Communications Facility,
                      Revenue Bonds, 5.25% / (Original Issue Yield: 3.64%),
                      7/1/2015                                                       1,132,070

                  KENTUCKY-0.4%
   250,000        Louisville, KY Public Properties Corp. First Mortgage, Revenue
                      Bonds, 4.55% (MBIA Insurance Corp. INS) / (Original Issue
                      Yield: 4.549%), 12/1/2008                                        262,595

                  LOUISIANA-0.9%
   250,000        Louisiana Public Facilities Authority, Reveneue Bonds, 4.625%
                      (FSA LOC) /(Original Issue Yield: 4.65%), 8/1/2007               258,963
   285,000        Monroe, LA, Revenue Bonds (Series A), 4.60% (AMBAC INS),
                      3/1/2007                                                         293,123
                                                                                   ------------------
                      Total                                                            552,086
                                                                                   ------------------
                  MISSOURI-1.7%
 1,000,000        Missouri State, Third Street Building Series A, 4.00%,
                      10/1/2007                                                      1,027,290

                  NORTH CAROLINA-12.7%
 1,000,000        Greensboro, NC, GO UT, 4.00% (Original Issue Yield: 3.80%),
                      2/1/2013                                                       1,046,320
   500,000        Mecklenburg County, NC, GO UT, 4.40% (Original Issue Yield:
                      4.45%, 2/1/2011                                                  526,005
   500,000        Mecklenburg County, NC, GO UT, 4.40% (Original Issue Yield:
                      4.50%, 2/1/2012                                                  528,320
 1,000,000        Mecklenburg County, NC, GO UT Series A, 4.00%, 2/1/2015           1,033,260
 1,000,000        North Carolina State, GO UT Revenue Refunding Bond Series A,
                      4.00%, 6/1/2008                                                1,032,490
 1,000,000        North Carolina State, GO UT Revenue Refunding Bond Series A,
                      4.00%, 9/1/2012                                                1,048,030
   750,000        Wake County, NC, GO UT, 4.00% (Original Issue Yield: 3.62%),
                      4/1/2013                                                         784,350
 1,000,000        Wake County, NC, GO UT Bonds, 4.00% 3/1/2015                      1,040,940
   500,000        Winston-Salem, NC Water & Sewer System, 4.875% (Original Issue
                      Yield: 5.00%), 6/1/2015                                          532,715
                                                                                   ------------------
                      Total                                                          7,572,430
                                                                                   ------------------

   PRINCIPAL
     AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                  OHIO-2.5%
$1,500,000        Cleveland County, NC, GO UT, 3.00% (FSA LOC), 6/1/2008          $ 1,505,985

                  SOUTH CAROLINA-3.5%
   500,000        Greenville, SC Waterworks Revenue, Revenue Bonds, 3.90%
                      (Original Issue Yield: 3.95%), 2/1/2013                         515,015
 1,000,000        South Carolina State, GO UT, 4.00% (Original Issue Yield:
                      3.91%), 1/1/2014                                              1,031,460
   500,000        South Carolina State, (Series A), 4.60% (Original Issue
                      Yield: 4.553%), 5/1/2012                                        532,835
                                                                                 --------------------
                      Total                                                         2,079,310
                                                                                 --------------------
                  TENNESSEE-6.1%
   500,000        Knox County, TN, GO UT, 4.50% (Original Issue Yield: 4.21%),
                      4/1/2010                                                        530,455
   500,000        Memphis, TN GO UT, 3.40% (Original Issue Yield: 3.40%),
                      11/1/2007                                                       505,775
   500,000        Metroplolitan Government Nashville & Davidson County, TN
                      Water & Sewer, Revenue Bonds (Series A), 4.75% (Original
                      Issue Yield: 4.90%) 1/1/2004                                    520,720
   250,000        Rutherford County, TN, GO UT, 4.40% (Original Issue Yield:
                      4.50%), 4/1/2008                                                259,688
   500,000        Shelby County, TN, GO UT, 4.75% (Original Issue Yield:
                      4.875%), 4/1/2010                                               536,010
   255,000        Tenneessee State, Series A, 4.75% (Original Issue Yield:
                      4.85%), 5/1/2009                                                259,368
   500,000        Tullahoma, TN, 4.00% (FGIC LOC), 6/1/2008                           515,520
   250,000        Williamson County, TN, GO UT, 4.65% (Original Issue Yield:
                      4.67%), 3/1/2008                                                261,453
   250,000        Williamson County, TN, GO UT, 4.70% (Original Issue Yield:
                      4.67%), 3/1/2009                                                264,935
                                                                                 --------------------
                      Total                                                         3,653,924
                                                                                 --------------------
                  TEXAS-10.4%
 1,000,000        Dallas County, TX Community College District, GO LT, 3.625%,
                      2/15/2013                                                     1,004,610
 1,000,000        Dallas, TX Waterworks & Sewer System, Revenue Bond, 4.12%
                      (FSA LOC), 4/1/2013                                           1,045,220
 1,000,000        Denton TX Utility                                                 1,079,890
   500,000        Fort Worth, TX, GO UT, 4.00% (Original Issue Yield: 3.70%),
                      3/1/2013                                                        516,810
 1,000,000        San Antonio, TX, General Obligation Ltd, 3.25% (FSA LOC),
                      2/1/2009                                                      1,006,510

                        REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT
                                             BOND FUND

   PRINCIPAL
     AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
                  TEXAS (CONTINUED)
$  500,000        Tarrant County, TX, GO UT, 3.00% (Origianl Issue Yield:
                      2.69%), 7/15/2008                                           $   500,140
   500,000        Texas State Pubic Finance Authority, Revenue Bonds, 4.25% (SF
                      Austin University) / (FSA LOC) / (Original Issue Yield:
                      3.90%), 10/15/2010                                              523,925
   500,000        Tomball, TX, GO UT, 4.50% (MBIA Insurance Corp. INS) /
                      (Original Issue Yield: 4.18%), 2/11/2015                        531,990
                                                                                 --------------------
                      Total                                                         6,209,095
                                                                                 --------------------
                  VIRGINIA-7.6%
   250,000        Norfolk, VA, GO UT Bonds, 5.375% (FGIC LOC), 6/1/2011               264,517
 1,000,000        Virginia Commonwealth Transportation Board Revenue, 5.00% /
                      (Original Issue Yield: 3.670%), 5/15/2012                     1,082,540
 1,000,000        Virginia State Public Building Authority, Revenue Refunding
                      Bonds (Series A), 5.00%, 8/1/2015                             1,088,190
 1,000,000        Virginia State Public Building Authority, Revenue Refunding
                      Bonds (Series A), 4.00%, 8/1/2009                             1,037,620

 1,000,000        Virginia State Resource Authority Infrastructure Revenue,
                      Pooled Loan Bond (Series D), 5.00% / (Original Issue Yield:
                      5.06%, 5/1/2020                                               1,068,540
                                                                                 --------------------
                      Total                                                         4,541,407
                                                                                 --------------------
                      TOTAL MUNICIPAL BONDS
                      (IDENTIFIED COST $58,057,146)                                59,236,606
                                                                                 --------------------

  PRINCIPAL
    AMOUNT                                                                               VALUE
------------------------------------------------------------------------------------------------------
MUTUAL FUND-0.2%
  $143,658        Federated Tax-Free Obligations Fund                            $    143,658
                                                                                 --------------------
                   TOTAL MUTUAL FUNDS
                   (IDENTIFIED COST $143,658)                                         143,658
                                                                                 --------------------
                   TOTAL INVESTMENTS-99.2%
                   (IDENTIFIED COST $58,200,804)                                   59,380,264
                                                                                 --------------------
                   OTHER ASSETS AND LIABILITIES-
                   NET-0.8%                                                           486,505
                                                                                 --------------------
                   TOTAL NET ASSETS-100.0%                                       $  59,866,769
                                                                                 ====================

At May 31, 2005, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The catergories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio :
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FSA--Financial Security Assurance
GNMA--Government National Mortgage Association
GO--General Obligation
HFA--Housing Finance Authority
INS--Insured
LOC--Letter of Credit
LT--Limited Tax
PCA--Pollution Control Authority
PSFG--Permanent School Fund Guarantee
UT--Unlimited Tax

(See Accompanying Notes to the Financial Statements)

                          REGIONS MORGAN KEEGAN SELECT
                           TREASURY MONEY MARKET FUND

OBJECTIVE & STRATEGY
                                 -----------------------------------------------


The Regions Morgan Keegan Select Treasury Money Market Fund seeks current income consistent with stability of principal and liquidity. The Fund invests primarily in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements collateralized by U.S. Treasury obligations.

INVESTMENT RISKS: An investment in the Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

MANAGEMENT DISCUSSION & ANALYSIS
                                        ----------------------------------------

The management of the Regions Morgan Keegan Select Treasury Money Market Fund has been straight forward over the last six months. We have minimized the overnight liquidity and maximized maturities that correspond with the Federal Reserve Open Market Committee ("FOMC") meetings. In other words, we have kept the Fund's balances in lower yielding third-party liquidity vehicles while ensuring the Fund has a large maturity on the Thursday after a FOMC meeting to take advantage of the increase in the overnight lending target. In essence, the focus has been less on the weighted average life of the Fund as opposed to making sure we have enough money to invest at the most opportune time. We feel this management approach has worked to the Fund's advantage, as the 7-day yield of the Fund has consistently been higher than that of its iMoneyNet 100% Treasury (Money Market)(1) peer group over the last six months. To that end, the Fund's Class A Shares had a 7-day yield of 2.32% on May 31, 2005 relative to its peer group's 7-day yield of 2.09%, according to iMoneyNet.

We anticipate that the FOMC has at least two more 25 basis point moves before finally taking a breather. This will take us through August of this year. At that time, we will analyze the situation to determine whether to continue with the current portfolio strategy or to make a change depending on the structure of the yield curve and current economic conditions.


/s/ John B. Norris, V                           /s/ George R. McCurdy
---------------------                           ---------------------
John B. Norris, V                               George R. McCurdy, IV
Senior Portfolio Manager                        Assistant Portfolio Manager
Morgan Asset Management, Inc.                   Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                        --------------------------------------------------------

1 THE IMONEYNET 100% TREASURY INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR SEC REGISTERED RULE 2A-7 MONEY MARKET FUNDS THAT INVEST SOLELY IN U.S. TREASURY SECURITIES. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                         REGIONS MORGAN KEEGAN SELECT
                                          TREASURY MONEY MARKET FUND

MATURITY BREAKDOWN+
                                ------------------------------------------------
AS OF MAY 31, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

1-14 Days..........................................................    16.8%

15-29 Days.........................................................    13.8%

30-59 Days.........................................................    33.3%

60-179 Days........................................................    36.1%
                                                                     -------
Total..............................................................   100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

PERFORMANCE INFORMATION
                                        ----------------------------------------

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                               SEVEN-DAY        SIX          1         5         10
AS OF MAY 31, 2005                             YIELD(1)*      MONTHS*       YEAR      YEAR      YEAR
------------------------------------------------------------------------------------------------------
CLASS A SHARES(2)**                                2.32%        0.90%       1.28%     1.97%     3.36%
------------------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES (LOAD) CHARGE; THEREFORE, THE TOTAL RETURNS DISPLAYED
     ABOVE ARE BASED UPON NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

1 THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN DOES THE TOTAL RETURN QUOTATION. INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.

2 EFFECTIVE JUNE 4, 2004, ALL CLASS B SHARES OF THE FUND CONVERTED TO CLASS A SHARES OF THE FUND. HISTORICAL TOTAL RETURN INFORMATION FOR ANY PERIOD OR PORTION THEREOF PRIOR TO THE COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES (MAY 20, 1998) WILL BE THAT OF CLASS B SHARES AND REFLECT ALL CHARGES, EXPENSES AND FEES INCURRED BY CLASS B SHARES, WHICH WERE GENERALLY HIGHER THAN THE EXPENSES OF CLASS A SHARES, DURING SUCH PERIODS.

                                         REGIONS MORGAN KEEGAN SELECT
                                          TREASURY MONEY MARKET FUND

     PRINCIPAL
      AMOUNT                                                                           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS-94.9%:
                                U.S. TREASURY BILL-94.9%:
$  50,000,000         (1,2)     2.51%-2.70%, 6/2/2005                          $   49,996,385
   50,000,000         (1,2)     2.47%-2.74%, 6/9/2005                              49,971,622
   65,000,000           (1)     2.54%-2.76%, 6/16/2005                             64,928,979
   55,000,000         (1,2)     2.54%-2.66%, 6/23/2005                             54,912,886
  100,000,000         (1,2)     2.60%-2.77%, 6/30/2005                             99,783,245
   80,000,000         (1,2)     2.71%-2.82%, 7/7/2005                              79,779,700
   20,000,000         (1,2)     2.59%-2.62%, 7/14/2005                             19,938,008
   35,000,000           (1)     2.58%-2.84%, 7/21/2005                             34,866,684
   55,000,000         (1,2)     2.73%-2.85%, 7/28/2005                             54,759,769
   30,000,000           (1)     2.77%-2.86%, 8/4/2005                              29,851,067
   65,000,000           (1)     2.79%-2.90%, 8/11/2005                             64,636,273
   35,000,000           (1)     2.83%-2.94%, 8/18/2005                             34,783,171
   35,000,000           (1)     2.88%-2.94%, 8/25/2005                             34,761,646
   40,000,000           (1)     2.91%-2.98%, 9/1/2005                              39,700,489
   40,000,000           (1)     2.95%-3.00%, 9/8/2005                              39,675,363
   20,000,000         (1,2)     2.96%-2.97%, 9/15/2005                             19,827,161
   20,000,000           (1)     2.97%-2.98%, 9/22/2005                             19,815,120
   10,000,000         (1,2)     2.98%, 9/29/2005                                    9,901,833
   10,000,000         (1,2)     2.97%, 10/6/2005                                    9,896,283
   10,000,000           (1)     3.08%, 11/3/2005                                    9,869,542
                                                                                ----------------------
                                TOTAL U.S. TREASURY OBLIGATIONS
                                (COST $821,655,226)                               821,655,226
                                                                                ----------------------

      SHARES
------------------------------------------------------------------------------------------------------
MUTUAL FUNDS-36.6%:
  270,986,996                   Bank of New York Institutional Cash Reserves
                                Fund (held as collateral for securities
                                lending)                                          270,986,996
   19,684,420                   BlackRock Liquidity Funds Treasury Trust Fund
                                Portfolio                                          19,684,420
   18,169,867                   Federated U.S. Treasury Cash Reserve Fund          18,169,867
    7,741,693                   Goldman Sachs Financial Square Trust                7,741,693
                                                                                ---------------------
                                TOTAL MUTUAL FUNDS
                                (COST $316,582,976)                               316,582,976
                                                                                ---------------------
                                TOTAL INVESTMENTS
                                (COST $1,138,238,202) (3)-131.5%                1,138,238,202
                                                                                ---------------------
                                LIABILITIES IN EXCESS OF OTHER ASSETS-(31.5)%    (272,885,124)
                                                                                ---------------------
                                TOTAL NET ASSETS-100%                          $  865,353,078
                                                                                =====================

(1) Yield at date of purchase.
(2) Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.
(3) Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

                         (See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          REGIONS MORGAN KEEGAN SELECT
                          GOVERNMENT MONEY MARKET FUND

OBJECTIVE & STRATEGY
                                ------------------------------------------------


The Regions Morgan Keegan Select Government Money Market Fund seeks current income consistent with stability of principal and liquidity. The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

INVESTMENT RISKS: An investment in the Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

MANAGEMENT DISCUSSION & ANALYSIS
                                        ----------------------------------------

The management of the Regions Morgan Keegan Select Government Money Market Fund has been straight forward over the last six months. We have maximized the overnight liquidity as the Federal Reserve Open Market Committee ("FOMC") has been raising the overnight lending target. Unlike the Treasury Money Market Fund the Government Money Market Fund invests in repurchase agreements which react the most quickly to changes in the key overnight rate. As such, a 25 basis point increase in the overnight rate leads to a near instantaneous 25 basis point increase in repurchase agreements. The same cannot be said of the liquidity vehicles used in the Treasury Money Market Fund. Similarly, the focus has been less on the weighted average life of the Government Money Market Fund as opposed to making sure we have enough money to invest at the most opportune time. We feel this has worked to the Fund's advantage, as the 7-day yield of the Fund has consistently been higher than that of its iMoneyNet 100% Treasury (Money Market)(1) peer group over the last six months. To that end, the Fund's Class A Shares had a 7-day yield of 2.35% on May 31, 2005 relative to its peer group's 7-day yield of 2.35%, according to iMoneyNet.

We anticipate that the FOMC has at least two more 25 basis point moves before finally taking a breather. This will take us through August of this year. At that time, we will analyze the situation to determine whether to continue with the current portfolio strategy or to make a change depending on the structure of the yield curve and current economic conditions.


/s/ John B. Norris, V                          /s/ George R. McCurdy, IV
---------------------                          -------------------------
John B. Norris, V                              George R. McCurdy, IV
Senior Portfolio Manager                       Assistant Portfolio Manager
Morgan Asset Management, Inc.                  Morgan Asset Management, Inc.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVES. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND'S WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUND.

INDEX DESCRIPTION
                                ------------------------------------------------

1 THE IMONEYNET 100% TREASURY INDEX IS A TOTAL PERFORMANCE BENCHMARK FOR SEC REGISTERED RULE 2A-7 MONEY MARKET FUNDS THAT INVEST SOLELY IN U.S. TREASURY SECURITIES. THE INDEX IS UNMANAGED, AND UNLIKE THE FUND, IS NOT AFFECTED BY CASHFLOWS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                          REGIONS MORGAN KEEGAN SELECT
                          GOVERNMENT MONEY MARKET FUND

MATURITY BREAKDOWN+
                                ------------------------------------------------
AS OF MAY 31, 2005

                                                          % OF TOTAL INVESTMENTS
--------------------------------------------------------------------------------

1-14 Days.........................................................       51.5%

15-29 Days........................................................        9.0%

30-59 Days........................................................       10.7%

60-179 Days.......................................................       28.8%
                                                                      --------
Total.............................................................      100.0%

+  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

PERFORMANCE INFORMATION
                                        ----------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                                    COMMENCEMENT
                                  SEVEN-DAY        SIX          1        3         OF INVESTMENT
AS OF MAY 31, 2005                YIELD(1)*      MONTHS*      YEAR      YEAR       OPERATIONS(2)
---------------------------------------------------------------------------------------------------
CLASS A SHARES**                      2.35%        0.92%     1.31%    1.00%                1.06%
---------------------------------------------------------------------------------------------------
   * AGGREGATE.
  ** THE FUND'S SHARES ARE NOT SOLD SUBJECT TO A SALES (LOAD) CHARGE; THEREFORE,
     THE TOTAL RETURNS DISPLAYED ABOVE ARE BASED UPON NET ASSET VALUE.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-877-757-7424. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. RETURNS SHOWN IN THE CHART AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS. MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U. S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

1 THE SEVEN-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND THAN DOES THE TOTAL RETURN QUOTATION. INVESTORS MAY CALL THE FUND AT 877-757-7424 TO ACQUIRE THE CURRENT SEVEN-DAY NET YIELD.

2  THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 3, 2001.

                                     REGIONS MORGAN KEEGAN SELECT
                                     GOVERNMENT MONEY MARKET FUND

    PRINCIPAL
     AMOUNT                                                                              VALUE
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES-54.8%:
                        FEDERAL FARM CREDIT BANK-3.1% (1):
$  2,000,000            2.125%, 8/15/2005                                       $   1,997,513
                                                                                -------------------
                        FEDERAL HOME LOAN BANK DISCOUNT NOTES-6.1% (1):
   4,000,000        (2) 3.126%-3.318%, 7/29/2005-10/28/2005                         3,962,987
                                                                                -------------------
                        FEDERAL HOME LOAN MORTGAGE
                        CORPORATION DISCOUNT NOTES-5.3% (1):
   3,500,000        (2) 3.062%-3.145%, 8/1/2005-8/23/2005                           3,478,942
                                                                                -------------------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION
                        DISCOUNT NOTES - 40.3% (1):
  26,389,000        (2) 2.667%-3.996%, 6/6/2005-10/27/2005                         26,245,391
                                                                                -------------------
                           TOTAL U.S. GOVERNMENT AGENCIES
                           (COST $35,684,833)                                      35,684,833
                                                                                ===================

REPURCHASE AGREEMENTS-45.5%:
  14,604,762            Repurchase agreement with G.X. Clarke & Co., 2.910%,
                           dated 5/31/2005, to be repurchased at $14,605,943 on
                           6/1/05, collateralized by U.S. Treasury Obligations
                           with maturities ranging from 7/31/05-8/31/05,
                           collateral market value of $14,898,513                  14,604,762
  15,000,000            Repurchase agreement with Mizuho Securities, 2.910%,
                           dated 5/31/2005, to be repurchased at $15,001,213 on
                           collateral collateralized by a U.S. Treasury
                           Obligation with a maturity of 2/15/21, collateral
                           market value of $15,557,188                             15,000,000
                                                                                -------------------
                           TOTAL REPURCHASE AGREEMENTS
                           (COST $29,604,762)                                      29,604,762
                                                                                -------------------
                           TOTAL INVESTMENTS
                           (COST $65,289,595) (3)-100.3%                           65,289,595
                                                                                -------------------
                           LIABILITIES IN EXCESS OF OTHER
                           ASSETS-(0.3)%                                             (167,226)
                                                                                -------------------
                           TOTAL NET ASSETS-100%                                $  65,122,369
                                                                                ===================

(1) The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(2) Yield at date of purchase.
(3) Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                         MID CAP                             MID CAP                            BALANCED
                                       GROWTH FUND       GROWTH FUND       VALUE FUND       VALUE FUND            FUND
 ----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at
     value........................  $ 365,361,915(1)  $ 453,946,752(1)  $ 115,337,621(1)  $ 170,763,902    $ 144,889,665(1)
   Investments in repurchase
     agreements...................             --                --                --                --               --
                                    ----------------  ----------------  ----------------  --------------   ----------------
     Total investments in
       securities.................    365,361,915       453,946,752       115,337,621       170,763,902      144,889,665
                                    ----------------  ----------------  ----------------  --------------   ----------------
   Cash...........................            --                 --                --                --               --
   Income receivable..............       173,685            615,375            36,824           499,816          394,506
   Receivable for investments sold     1,182,481                 --                --           192,173        1,009,957
   Receivable for shares sold.....       259,323            118,303           213,952                 0               99
   Prepaid expenses...............            --                 --                --                --               --
   Other Assets...................        17,682                 --                --               429               --
                                    ----------------  ----------------  ----------------  --------------   ----------------
     Total assets.................   366,995,086        454,680,430       115,588,397       171,456,320      146,294,227
                                    ----------------  ----------------  ----------------  --------------   ----------------
LIABILITIES:
   Payable for investments
     purchased....................     1,124,980                 --                --                --        1,887,570
   Call options written, at value
     (premiums received $9,300)...            --                 --                --                --            5,000
   Payable for shares redeemed....       157,382          1,060,375               567           747,618          198,851
   Income distribution payable....            --                 --                --                --               --
   Payable for collateral due to
     broker.......................    76,778,145         57,460,918        17,690,713                --       24,084,387
   Payable for investment adviser
     fee (Note 4).................       178,682            249,065            61,388           107,615           75,922
   Payable for administrative
     personnel and services fee
     (Note 4).....................        21,442             29,888             7,367            12,914            9,111
   Payable for custodian fees
     (Note 4).....................         4,635              5,656             1,849             3,082            2,237
   Payable for transfer and
     dividend disbursing agent
     fees and expenses (Note 4)...        16,077             12,186             9,870             6,447            7,004
   Payable for Trustees' fees.....           600                600               600               600              600
   Payable for shareholder
     services fee (Note 4)........        59,522             83,112            20,483            35,775           25,330
   Payable for distribution
     services fee (Note 4)........         3,184              1,907               303             1,200            1,262
   Accrued expenses...............        28,326             19,997           179,562            44,489           27,624
                                    ----------------  ----------------  ----------------  --------------   ----------------
     Total liabilities............    78,372,975         58,923,704        17,972,702           959,740       26,324,898
                                    ----------------  ----------------  ----------------  --------------   ----------------
NET ASSETS CONSIST OF:
   Paid-in capital................  $232,452,951      $ 388,476,095     $  81,710,644     $ 172,199,084    $ 106,054,644
   Net unrealized appreciation of
     investments..................    48,262,900         54,003,518        14,662,059        26,382,509       16,251,113
   Accumulated net realized gain
     (loss) on investments........     8,484,795        (46,997,454)        1,659,284       (28,518,251)      (2,607,628)
   Undistributed (distributions
     in excess of) net investment
     income.......................      (578,535)           274,567          (416,292)          428,238          271,200
                                    ----------------  ----------------  ----------------  --------------   ----------------
     TOTAL NET ASSETS.............  $288,622,111      $ 395,756,726     $  97,615,695     $ 170,491,580    $ 119,969,329
                                    ----------------  ----------------  ----------------  --------------   ----------------
NET ASSET VALUE PER SHARE:
(NET ASSETS / SHARES OUTSTANDING)
   Class A Shares.................  $      15.69      $       15.66     $       10.68     $       14.84    $       14.25
   Class C Shares.................  $      15.31      $       15.30     $       10.54     $       14.76    $       14.22
   Class I Shares.................  $      15.73      $       15.66     $       10.68     $       14.87               --
                                    ----------------  ----------------  ----------------  --------------   ----------------
OFFERING PRICE PER SHARE:
   Class A Shares.................  $      16.60(2)   $       16.57(2)  $       11.30(2)  $       15.70(2) $       15.08(2)
   Class C Shares.................  $      15.31      $       15.30     $       10.54     $       14.76    $       14.22
   Class I Shares.................  $      15.73      $       15.66     $       10.68     $       14.87               --
                                    ----------------  ----------------  ----------------  --------------   ----------------
REDEMPTION PROCEEDS PER SHARE:
   Class A Shares.................  $      15.69      $      15.66      $       10.68     $       14.84    $       14.25
   Class C Shares.................  $      15.16(3)   $      15.15(3)   $       10.43(3)  $       14.61(3) $       14.08(3)
   Class I Shares.................  $      15.73      $      15.66      $       10.68     $       14.87               --
NET ASSETS:
   Class A Shares.................  $282,610,962      $392,714,024      $  97,089,379     $ 167,971,936    $ 118,479,339
   Class C Shares.................  $  5,104,151      $  3,026,064      $     515,610     $   1,906,379    $   1,489,990
   Class I Shares.................  $    906,998      $     16,638      $      10,706     $     613,265               --
                                    ----------------  ----------------  ----------------  --------------   ----------------
SHARES OUTSTANDING:
   Class A Shares.................    18,008,616        25,081,876          9,091,592        11,316,402        8,314,399
   Class C Shares.................       333,429           197,801             48,916           129,115          104,814
   Class I Shares.................        57,666             1,063              1,003            41,232               --

Investments, at identified cost...  $317,099,015      $399,943,234      $ 100,675,562     $ 144,381,393    $ 128,642,852
---------------------------------------------------------------------------------------------------------------------------
(1) Including 74,505,275, $55,783,283, $17,407,000, and $ 23,435,417 of securities loaned, respectively.
(2) Computation of Offering Price Per Share: 100/94.5 of net asset value.
(3) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Accompanying Notes to the Financial Statements)

                                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                                     LIMITED MATURITY   INTERMEDIATE                          GOVERNMENT
                                    FIXED INCOME       FIXED INCOME      TAX EXEMPT        TREASURY MONEY    MONEY MARKET
                                        FUND               FUND          BOND FUND           MARKET FUND         FUND
 ----------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities,
     at value..................    $ 307,092,210(1)    $ 107,891,264(1)  $  59,380,264     $ 1,138,238,202(1) $  35,684,833
   Investments in repurchase
     agreements................               --                  --                --                  --       29,604,762
                                   ----------------    ----------------  ----------------  ------------------ ----------------
     Total investments in
        securities.............      307,092,210         107,891,264        59,380,264       1,138,238,202       65,289,595
                                   ----------------    ----------------  ----------------  ------------------ ----------------
   Cash........................                                                                         --                4
   Income receivable...........        2,068,057             745,529           714,146             133,804           14,838
   Receivable for investments
     sold......................               --                  --                --                  --               --
   Receivable for shares sold..          151,025                 135                --                  --               --
   Prepaid expenses............               --              22,828                --              25,976            4,145
   Other Assets................            6,746                 345                --                  --               --
                                   ----------------    ----------------  ----------------  ------------------ ----------------
     Total assets..............      309,318,038         108,660,101        60,094,410       1,138,397,982       65,308,582
                                   ----------------    ----------------  ----------------  ------------------ ----------------
LIABILITIES:
   Payable for investments
     purchased.................               --                  --                --                  --               --
   Payable for shares redeemed.          755,825             428,993             5,000                  --               --
   Income distribution payable.          568,594             122,650           144,828           1,601,511          126,737
   Payable for collateral due
     to broker.................       57,255,292          23,520,383                --         270,986,996               --
   Payable for investment
     adviser fee (Note 4)......          106,883              29,332            12,788             144,489            8,382
   Payable for administrative
     personnel and services
     fee (Note 4)..............           19,239               6,600             4,604              65,019            5,029
   Payable for custodian fees
     (Note 4)..................            4,268               1,679             1,235               7,647            1,330
   Payable for transfer and
     dividend disbursing agent
     fees and expenses (Note 4)            3,610                 655             3,013              15,694            1,558
   Payable for Trustees' fees..              600                 600               600                 280              211
   Payable for shareholder
     services fee (Note 4).....           53,403              18,305            12,702             180,613           11,176
   Payable for distribution
     services fee (Note 4).....            1,545                 363                --                  --               --
   Payable to bank.............               --                  --                --                  --               --
   Accrued expenses............           38,449                  --            42,871              42,655           31,790
                                   ----------------    ----------------  ----------------  ------------------ ----------------
     Total liabilities.........       58,807,708          24,129,560           227,641         273,044,904          186,213

NET ASSETS CONSIST OF:
   Paid-in capital.............    $ 247,108,616       $  89,060,365     $  58,614,108     $   865,299,435    $  65,122,400
   Net unrealized appreciation
     (depreciation) of
     investments...............        4,351,561            (577,649)        1,179,460                  --               --
   Accumulated net realized
     gain (loss) on investments         (949,861)         (4,703,629)           89,481                  --              (31)
   Undistributed
     (distributions in excess
     of) net investment income.               14             751,454           (16,280)             53,643               --
                                   ----------------    ----------------  ----------------  ------------------ ----------------
     TOTAL NET ASSETS..........    $ 250,510,330       $  84,530,541     $  59,866,769     $   865,353,078    $  65,122,369

NET ASSET VALUE PER SHARE:
   (net assets / shares
     outstanding)..............
   Class A Shares..............    $       10.50       $        9.76     $        9.67     $          1.00    $        1.00
   Class C Shares..............    $       10.51       $        9.76     $        9.69                  --               --
   Class I Shares..............               --                  --     $        9.68                  --               --
                                   ----------------    ----------------  ----------------  ------------------ ----------------
OFFERING PRICE PER SHARE:
   Class A Shares..............    $       10.71(2)    $        9.91(3)  $        9.87(2)  $          1.00    $        1.00
   Class C Shares..............    $       10.51       $        9.76     $        9.69                  --               --
   Class I Shares..............                --                 --     $        9.68                  --               --

REDEMPTION PROCEEDS PER SHARE:
   Class A Shares..............    $       10.50       $        9.76     $        9.67     $          1.00    $        1.00
   Class C Shares..............    $       10.40(4)    $        9.66(4)  $        9.59(4)               --               --
   Class I Shares..............                --                 --     $        9.68                  --               --

NET ASSETS:
   Class A Shares..............    $ 248,165,712       $  84,036,720     $  59,543,582     $   865,353,078    $  65,122,369
   Class C Shares..............    $   2,344,618       $     493,821     $          50                  --               --
   Class I Shares..............               --                  --     $     323,137                  --               --

SHARES OUTSTANDING:
   Class A Shares..............       23,625,287           8,612,021         6,155,041         865,306,531       65,122,400
   Class C Shares..............          223,171              50,608                 5                  --               --
   Class I Shares..............               --                  --            33,398                  --               --

Investments, at identified cost    $ 302,740,649       $ 108,468,913     $  58,200,804     $ 1,138,238,202    $  65,289,595
------------------------------------------------------------------------------------------------------------------------------
(1) Including $56,229,524, $23,027,285 and $268,336,786 securities loaned, respectively.
(2) Computation of Offering Price Per Share: 100/98 of net asset value.
(3) Computation of Offering Price Per Share: 100/98.5 of net asset value.
(4) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Accompanying Notes to the Financial Statements)

                                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                             MID CAP                         MID CAP
                                             GROWTH          GROWTH           VALUE          VALUE          BALANCED
                                              FUND            FUND            FUND           FUND             FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends..............................  $   1,175,217     $ 3,162,017(2)   $   305,208     $  2,015,018     $  659,107(5)
Interest...............................         81,885(1)       24,997(3)         7,941(4)           867        864,152(6)
                                         ----------------  --------------   --------------  ------------     -------------
          Total income.................      1,257,102       3,187,014          313,149        2,015,885      1,523,259
                                         ----------------  --------------   --------------  ------------     -------------

EXPENSES:
Investment adviser fee (Note 4)........      1,074,851       1,601,731          451,006          688,574        477,056
Administrative personnel and services
   fee (Note 4)........................        128,976         180,186           55,670           77,461         53,666
Custodian fees (Note 4)................         27,727          33,597           14,585           18,461         13,173
Transfer and dividend disbursing agent
   fees and expenses (Note 4)..........         98,326          96,717           19,325           50,427         41,115
Trustees' fees.........................          1,060           2,377              938            1,069          2,315
Auditing fees..........................         15,118          18,626           16,764           16,673         16,350
Legal fees.............................          9,554           5,901           12,055           11,787         14,377
Portfolio accounting fees..............         47,628          65,008           17,580           30,133         22,803
Shareholder services fee--Class A
   Shares (Note 4).....................        350,623         496,493          120,034          211,900        146,469
Shareholder services fee--Class C
   Shares (Note 4).....................          6,493           3,811              515            2,502          2,612
Distribution services fee--Class C
   Shares (Note 4).....................         19,480          11,433            1,543            7,507          7,834
Share registration costs...............         20,731          21,308           19,239           11,052         11,908
Printing and postage...................         10,070          12,744            5,346            3,154          1,770
Insurance premiums.....................         19,905          28,868           12,266           15,124          8,714
Miscellaneous..........................          5,095           6,570           10,763            4,859          3,329
                                         ----------------  --------------   --------------  ------------     -------------
          Total expenses...............      1,835,637       2,585,370          757,629        1,150,683        823,491
                                         ----------------  --------------   --------------  ------------     -------------
WAIVERS (NOTE 4):
Waiver of investment adviser fee.......             --        (100,108)         (28,188)         (43,036)       (29,816)
                                         ----------------  --------------   --------------  ------------     -------------

     Net expenses......................      1,835,637       2,485,262          729,441        1,107,647        793,675
                                         ----------------  --------------   --------------  ------------     -------------
          Net investment income........       (578,535)        701,752         (416,292)         908,238        729,584
                                         ----------------  --------------   --------------  ------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
Net realized gain on investments.......      8,481,093      15,871,225        2,407,995        3,414,545      1,075,904
Net change in unrealized
   appreciation\depreciation of
   investments.........................      1,298,556      (6,292,878)       2,676,557        2,167,399      1,497,207
                                         ----------------  --------------   --------------  ------------     -------------
     Net realized and unrealized gain
        on investments                       9,779,649       9,578,347        5,084,552        5,581,944      2,573,111
                                         ----------------  --------------   --------------  ------------     -------------
          Change in net assets
            resulting from operations..  $   9,201,114     $10,280,099      $ 4,668,260     $  6,490,182     $3,302,695
--------------------------------------------------------------------------------------------------------------------------

(1)     Including income on securities loaned of $81,285.

(2)     Net of foreign taxes withheld of $3,300.

(3)     Including income on securities loaned of $24,997.

(4)     Including income on securities loaned of $7,941.

(5)     Net of foreign taxes withheld of $1,545.

(6)     Including income on securities loaned of $16,993.

(See Accompanying Notes to the Financial Statements)

                                              REGIONS MORGAN KEEGAN SELECT FUNDS

                                                            LIMITED       INTERMEDIATE      TREASURY       GOVERNMENT
                                             FIXED         MATURITY        TAX EXEMPT         MONEY          MONEY
                                            INCOME       FIXED INCOME         BOND           MARKET          MARKET
                                             FUND            FUND            FUND(1)          FUND            FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest...........................     $  5,954,288(2)  $  2,661,306(3)  $ 1,191,215   $ 10,346,387(4)   $   819,483
Dividends..........................           42,690            6,294          16,684             --               --
                                        ---------------  ---------------  -----------   ---------------   -----------
          Total income.............        5,996,978        2,667,600       1,207,899     10,346,387          819,483
                                        ---------------  ---------------  -----------   ---------------   -----------
EXPENSES:
Investment adviser fee (Note 4)....          972,761          337,005         163,099      2,142,064          165,806
Administrative personnel and
   services fee (Note 4)...........          116,726           43,552          29,357        385,548           29,844
Custodian fees (Note 4)............           25,688           10,926           7,771         45,107            7,879
Transfer and dividend disbursing
   agent fees and expenses (Note 4)           34,790           26,361          19,493         99,821            9,908
Trustees' fees.....................            2,374            2,685           2,059          2,228            1,499
Auditing fees......................           14,350            8,125          16,335         17,202            7,525
Legal fees.........................           12,877            9,165          11,377          9,026            9,080
Portfolio accounting fees..........           48,269           14,192          11,088        127,223            9,726
Shareholder services fee--Class A
   Shares (Note 4).................          320,703          119,844          81,069      1,071,032           82,903
Shareholder services fee--Class C
   Shares (Note 4).................            3,129              880              --             --               --
Distribution services fee--Class C
   Shares (Note 4).................            9,386            2,639              --             --               --
Share registration costs...........           12,602            5,661           8,496          1,156            2,533
Printing and postage...............            6,783              549             940          4,919            5,596
Insurance premiums.................           19,515            7,545           4,538         27,374            1,757
Miscellaneous......................            8,238            2,704             907         30,198            5,780
                                        ---------------  ---------------  -----------   ---------------   -----------
          Total expenses...........        1,608,191          591,833         356,529      3,962,898          339,836
                                        ---------------  ---------------  -----------   ---------------   -----------

WAIVERS (NOTE 4):
Waiver of investment adviser fee...         (324,253)        (144,431)       (114,614)    (1,285,244)        (116,064)
Waiver of shareholder services
   fee--Class A Shares.............               --               --              --             --          (16,581)
                                        ---------------  ---------------  -----------   ---------------   -----------
     Total waivers.................         (324,253)        (144,431)       (114,614)    (1,285,244)        (132,645)
                                        ---------------  ---------------  -----------   ---------------   -----------
          Net expenses.............        1,283,938          447,402         241,915      2,677,654          207,191
                                        ---------------  ---------------  -----------   ---------------   -----------
               Net investment
                 income............        4,713,040        2,220,198         965,984      7,668,733          612,292
                                        ---------------  ---------------  -----------   ---------------   -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
   investments.....................          255,209       (1,085,901)         80,209             --               --
Net change in unrealized
   appreciation/depreciation of
   investments.....................       (1,263,049)        (417,350)       (361,022)            --               --
                                        ---------------  ---------------  -----------   ---------------   -----------
     Net realized and unrealized
        loss on investments........       (1,007,840)      (1,503,251)       (280,813)            --               --
                                        ---------------  ---------------  -----------   ---------------   -----------
          Change in net assets
            resulting from
            operations.............     $  3,705,200     $    716,947     $   685,171   $  7,668,733      $   612,292
-----------------------------------------------------------------------------------------------------------------------

(1)     Reflects operations for the period from February 9, 2004 (date of initial public investment) to
        November 30, 2004.

(2)     Including income from securities loaned of $43,714.

(3)     Including income from securities loaned of $19,896.

(4)     Including income from securities loaned of $283,397.

(See Accompanying Notes to the Financial Statements)

                                              REGIONS MORGAN KEEGAN SELECT FUNDS


                                                        MID CAP GROWTH                                GROWTH FUND
                                              -----------------------------------       ----------------------------------
                                              SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                                MAY 31, 2005    NOVEMBER 30, 2004         MAY 31, 2005    NOVEMBER 30, 2004
                                              ----------------  -----------------       ----------------  ----------------

                                                 (UNAUDITED)                               (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income (loss)                     $(578,535)      $(1,913,360)               $701,752          $1,536,073
Net realized gain (loss) on investments           8,481,093        38,488,098             15,871,225          39,042,338
Net change in unrealized
   appreciation/depreciation of investments       1,298,556      (18,995,315)            (6,292,878)        (32,412,726)
                                              ----------------  -----------------       ----------------  ----------------
     Change in net assets resulting from
        operations                                9,201,114        17,579,423             10,280,099           8,165,685
                                              ----------------  -----------------       ----------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares                                        --                --            (1,951,197)                  --
   Class C Shares                                        --                --               (12,061)                  --
   Class I Shares                                        --                --                     --                  --
Distributions from net realized gain on
   investment transactions:
   Class A Shares                              (24,267,601)                --                     --                  --
   Class C Shares                                 (453,983)                --                     --                  --
   Class I Shares                                  (85,136)                --                     --                  --
                                              ----------------  -----------------       ----------------  ----------------
     Change in net assets resulting from
        distributions to shareholders          (24,806,720)                --            (1,963,258)                  --
                                              ----------------  -----------------       ----------------  ----------------
SHARE TRANSACTIONS--(NOTE 6)
   Proceeds from sales of shares                 19,902,801       147,549,328             28,023,518         169,800,397
   Paid in Capital transferred from merger
     of RMK Select Capital Growth Fund                   --        32,483,816                     --                  --
   Net asset value of shares issued to
     shareholders in payment of dividends
     declared                                    18,400,757                --              1,273,354                  --
   Cost of shares redeemed                     (34,785,019)     (143,353,776)           (56,596,940)       (180,620,235)
                                              ----------------  -----------------       ----------------  ----------------
     Change in net assets resulting from
        share transactions                        3,518,539        36,679,368           (27,300,068)        (10,819,838)
                                              ----------------  -----------------       ----------------  ----------------
          Change in net assets                 (12,087,067)        54,258,791           (18,983,227)         (2,654,153)

NET ASSETS:
   Beginning of period                          300,709,178       246,450,387            414,739,953         417,394,106
                                              ----------------  -----------------       ----------------  ----------------
   End of period                               $288,622,111      $300,709,178           $395,756,726        $414,739,953
                                              ================  =================       ================  ================
   Undistributed (distributions in excess
     of) net investment income included in
     net assets at end of period                 $(578,535)               $--               $274,567          $1,536,073
----------------------------------------------------------------------------------------------------------------------------

(See Accompanying Notes to the Financial Statements)

                                                 REGIONS MORGAN KEEGAN SELECT FUNDS


                                                      MID CAP VALUE FUND                            VALUE FUND
                                              ---------------------------------------    -----------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                MAY 31, 2005     NOVEMBER 30, 2004(1)      MAY 31, 2005    NOVEMBER 30, 2004
                                              ----------------   --------------------    ----------------  -----------------

                                                 (UNAUDITED)                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                               $(416,292)            $(472,598)             $908,238          $1,881,021
Net realized gain (loss) on investments              2,407,995            21,577,467            3,414,545          10,227,799
Net change in unrealized
   appreciation/depreciation of investments          2,676,557           (5,646,861)            2,167,399           7,150,323
                                                 ---------------      ----------------      ---------------     -------------

     Change in net assets resulting from
        operations                                   4,668,260            15,458,008            6,490,182          19,259,143
                                                 ---------------      ----------------      ---------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares                                           --              (22,789)          (1,270,607)         (1,133,563)
   Class B Shares                                           --                    --                   --            (48,902)
   Class C Shares                                           --                    --             (10,503)             (7,193)
   Class I Shares                                           --                    --              (4,627)             (1,508)
Distributions from net realized gain on investment
   transactions:
   Class A Shares                                 (21,631,351)           (4,722,548)                   --                  --
   Class B Shares                                           --                 (430)                   --                  --
   Class C Shares                                     (80,147)                 (286)                   --                  --
   Class I Shares                                           --                    --                   --                  --
                                                 ---------------      ----------------      ---------------     -------------
     Change in net assets resulting from
        distributions to shareholders             (21,711,498)           (4,746,053)          (1,285,737)         (1,191,166)
                                                 ---------------      ----------------      ---------------     -------------
SHARE TRANSACTIONS--(NOTE 6)
   Proceeds from sales of shares                    19,356,611            59,090,040           14,361,576          45,989,295
   Paid in Capital transferred from
     merger of RMK Select Financial Fund                    --                    --                   --           6,316,317
   Net asset value of shares issued to
     shareholders in payment of dividends
     declared                                        6,385,178               118,409              959,609             703,092
   Cost of shares redeemed                        (17,689,131)          (31,357,732)         (22,392,618)       (132,365,646)
                                                 ---------------      ----------------      ---------------     -------------
     Change in net assets resulting from
        share transactions                           8,052,658            27,850,717          (7,071,433)        (79,356,942)
                                                 ---------------      ----------------      ---------------     -------------
        Change in net assets                       (8,990,580)            38,562,672          (1,866,988)        (61,288,965)

NET ASSETS:
   Beginning of period                             106,606,275            68,043,603          172,358,568         233,647,533
                                                 ---------------      ----------------      ---------------     -------------
   End of period                                   $97,615,695          $106,606,275         $170,491,580        $172,358,568
                                                 ===============      ================      ===============     =============

   Undistributed net investment income
     included in net assets at end of period        $(416,292)                   $--             $428,238            $805,737
------------------------------------------------------------------------------------------------------------------------------

(1) Reflects operations for the period from December 9, 2002 (commencement of investment operations) to November 30, 2004.

(See Accompanying Notes to the Financial Statements)

                                               REGIONS MORGAN KEEGAN SELECT FUNDS


                                                          BALANCED FUND                          FIXED INCOME FUND
                                              ---------------------------------------    -----------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                MAY 31, 2005     NOVEMBER 30, 2004         MAY 31, 2005    NOVEMBER 30, 2004
                                              ----------------   --------------------    ----------------  -----------------

                                                 (UNAUDITED)                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                              $729,584          $1,988,821          $4,713,040         $10,643,540
Net realized gain (loss) on investments           1,075,904           4,171,007             255,209         (1,205,071)
Net change in unrealized
   appreciation/depreciation of investments       1,497,207           (593,413)         (1,263,049)         (6,409,953)
                                              ---------------     ---------------     ---------------    ----------------
     Change in net assets resulting from
        operations                                3,302,695           5,566,415           3,705,200           3,028,516
                                              ---------------     ---------------     ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Class A Shares                                 (906,594)         (1,549,559)         (4,676,380)        (10,154,461)
   Class B Shares                                        --           (194,481)                  --           (432,802)
   Class C Shares                                  (11,480)            (11,384)            (36,195)            (47,964)
   Class I Shares                                        --                  --                  --                  --
Distributions from net realized gain on
   investment transactions:
   Class A Shares                                        --                  --                  --         (5,914,806)
   Class B Shares                                        --                  --                  --           (501,572)
   Class C Shares                                        --                  --                  --            (17,258)
   Class I Shares                                        --                  --                  --                  --
                                              ---------------     ---------------     ---------------    ----------------
     Change in net assets resulting from
        distributions to shareholders             (918,074)         (1,755,424)         (4,712,575)        (17,068,863)
                                              ---------------     ---------------     ---------------    ----------------
SHARE TRANSACTIONS--(NOTE 6)
   Proceeds from sales of shares                 10,653,784          40,668,611          18,342,337          59,713,339
   Net asset value of shares issued to
     shareholders in payment of dividends
     declared                                       878,991           1,677,174           1,198,818           5,152,757
   Cost of shares redeemed                     (13,999,728)        (55,844,936)        (36,085,988)       (127,226,801)
                                              ---------------     ---------------     ---------------    ----------------
     Change in net assets resulting from
        share transactions                      (2,466,953)        (13,499,151)        (16,544,833)        (62,360,705)
                                              ---------------     ---------------     ---------------    ----------------
        Change in net assets                       (82,332)         (9,688,160)        (17,552,208)        (76,401,052)

NET ASSETS:
   Beginning of period                          120,051,661         129,739,821         268,062,538         344,463,590
                                              ---------------     ---------------     ---------------    ----------------
   End of period                               $119,969,329        $120,051,661        $250,510,330        $268,062,538
                                              ===============     ===============     ===============    ================

   Undistributed net investment income
     included in net assets at end of period       $271,200            $459,691                 $14              $(451)
------------------------------------------------------------------------------------------------------------------------------------

(See Accompanying Notes to the Financial Statements)

                                                 REGIONS MORGAN KEEGAN SELECT FUNDS

                                                       LIMITED MATURITY FIXED                     INTERMEDIATE TAX
                                                           INCOME FUND                            EXEMPT BOND FUND
                                              ---------------------------------------    -----------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                MAY 31, 2005     NOVEMBER 30, 2004         MAY 31, 2005    NOVEMBER 30, 2004
                                             -----------------  --------------------    ----------------- ------------------

                                                 (UNAUDITED)                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN  NET
  ASSETS:

OPERATIONS--
Net investment income...........             $    2,220,198     $     3,809,997      $      965,984         $      1,825,418
Net realized gain (loss) on
   investments..................                (1,085,901)         (2,098,164)              80,209                  410,773
Net change in unrealized
   appreciation/depreciation
   of investments...............                  (417,350)         (1,589,758)           (361,022)              (2,096,338)
                                             --------------     ---------------      --------------         ----------------
     Change in net assets
        resulting from
        operations..............                    716,947             122,075             685,171                  139,853
                                             --------------     ---------------      --------------         ----------------
DISTRIBUTIONS TO
   SHAREHOLDERS--
Distributions from net
   investment income:
   Class A Shares...............                (1,582,543)         (4,363,402)           (976,993)              (1,806,039)
   Class B Shares...............                         --           (162,228)                  --                       --
   Class C Shares...............                    (9,068)            (13,150)                 (1)                      (2)
   Class I Shares...............                         --                  --             (5,270)                  (3,097)
Distributions from net
   realized gain on
   investment transactions:
   Class A Shares...............                         --                  --           (415,820)                       --
   Class B Shares...............                         --                  --                  --                       --
   Class C Shares...............                         --                  --                  --                       --
   Class I Shares...............                         --                  --             (1,961)                       --
                                             --------------     ---------------      --------------         ----------------
     Change in net assets
        resulting from
        distributions to
        shareholders............                (1,591,611)         (4,538,780)         (1,400,045)              (1,809,138)
                                             --------------     ---------------      --------------         ----------------
SHARE TRANSACTIONS--(NOTE
   6)
   Proceeds from sales of
        shares..................                  4,015,861          45,122,678           5,124,105                6,264,981
   Proceeds from shares
     issued in connection
     with the tax-free
     transfer of assets from
     Limited Maturity Tax
     Exempt Fund................                         --                  --                  --               20,134,603
   Proceeds from shares
     issued in connection
     with the tax-free
     transfer of assets from
     Personal Trust
     Municipal Fund.............                         --                  --                  --               25,762,496
   Proceeds from shares
     issued in connection


     with the tax-free
     transfer of assets from
     Tax Exempt Fund............                         --                  --                  --               27,967,592
   Net asset value of shares
     issued to shareholders
     in payment of dividends
     declared...................                    676,283           1,522,078              41,388                    1,968
   Cost of shares redeemed......               (30,379,223)       (112,683,960)        (13,440,790)              (9,605,415)
                                             --------------     ---------------      --------------         ----------------
     Change in net assets
        resulting from share
        transactions............               (25,687,079)        (66,039,204)         (8,275,297)               70,526,225
                                             --------------     ---------------      --------------         ----------------
        Change in net assets....               (26,561,743)        (70,455,909)         (8,990,171)               68,856,940

NET ASSETS:
   Beginning of period.........                 111,092,284         181,548,193          68,856,940                       --
                                             --------------     ---------------      --------------         ----------------
   End of period...............              $   84,530,541     $   111,092,284      $   59,866,769         $     68,856,940
                                             ==============     ===============      ==============         ================
   Undistributed
     (distributions in excess
     of) net investment
     income included in net
     assets at end of period...              $      751,454      $      122,867      $     (16,280)         $             --
----------------------------------------------------------------------------------------------------------------------------

(1) Reflects operations for the period from February 9, 2004 (commencement of investment operations) to November 30, 2004.

(See Accompanying Notes to the Financial Statements)

                                                                 87

                                                 REGIONS MORGAN KEEGAN SELECT FUNDS

                                                   TREASURY MONEY MARKET FUND               GOVERNMENT MONEY MARKET FUND
                                              ---------------------------------------    -----------------------------------
                                              SIX MONTHS ENDED       YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                                MAY 31, 2005     NOVEMBER 30, 2004         MAY 31, 2005    NOVEMBER 30, 2004
                                             -----------------  --------------------    ----------------- ------------------

                                                 (UNAUDITED)                               (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income................         $   7,668,733     $     4,350,148         $      612,292     $       378,245
                                            ---------------     ---------------        ---------------     ---------------

     Change in net assets
        resulting from operations....             7,668,733           4,350,148                612,292             378,245
                                            ---------------     ---------------        ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
   income:
   Class A Shares....................           (7,645,549)         (4,311,392)              (612,292)           (378,514)
   Class B Shares....................                    --            (24,077)                     --                  --
                                            ---------------     ---------------        ---------------     ---------------
     Change in net assets resulting
        from distributions to
        shareholders.................          (7,645,549)          (4,335,469)              (612,292)           (378,514)
                                            ---------------     ---------------        ---------------     ---------------
SHARE TRANSACTIONS--(NOTE 6)
Proceeds from sales of shares........           800,831,921       1,280,594,634             97,242,148         118,191,213
Net asset value of shares issued
   to shareholders in payment of
   dividends declared................             1,071,620             321,967                    276                 737
Cost of shares redeemed..............         (797,943,122)     (1,249,321,444)           (90,525,612)       (127,364,199)
                                            ---------------     ---------------        ---------------     ---------------
     Change in net assets
        resulting from share
        transactions.................             3,960,419          31,595,157              6,716,812         (9,172,249)
                                            ---------------     ---------------        ---------------     ---------------
        Change in net assets.........             3,983,603          31,609,836              6,716,812         (9,172,518)

NET ASSETS:
Beginning of period..................           861,369,475         829,759,639             58,405,557          67,578,075
                                            ---------------     ---------------        ---------------     ---------------
End of period........................       $   865,353,078     $   861,369,475        $    65,122,369     $    58,405,557
                                            ===============     ===============        ==============      ===============
Undistributed net investment
   income included in net assets
   at end of period..................       $        53,643     $        30,459        $           --     $            --
-----------------------------------------------------------------------------------------------------------------------------

(See Accompanying Notes to the Financial Statements)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                               REGIONS MORGAN KEEGAN SELECT FUNDS

                                           INVESTMENT ACTIVITIES                     LESS DISTRIBUTIONS
                                   ------------------------------------------   -------------------------------------------
                        NET ASSET                   NET REALIZED        TOTAL       DIVIDENDS
                          VALUE,        NET        AND UNREALIZED       FROM         FROM NET    DISTRIBUTION
                        BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT     INVESTMENT   FROM CAPITAL      TOTAL
                        OF PERIOD  INCOME (LOSS)  FROM INVESTMENTS   ACTIVITIES       INCOME        GAINS      DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
CLASS A SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited).......      $  16.57     (0.03)          0.52            0.49            --         (1.37)      (1.37)
Year Ended
   November 30,
   2004..............      $  15.49     (0.11)          1.19            1.08            --          --          --
Year Ended
   November 30,
   2003.............       $  11.99     (0.11)(5)       3.61            3.50            --          --          --
Year Ended
   November 30,
   2002.............       $  13.66     (0.05)(5)      (1.60)          (1.65)          (0.02)       --         (0.02)
Year Ended
   November 30,
   2001.............       $  17.01      0.03           0.64            0.67           (0.10)      (3.92)      (4.02)

MID CAP GROWTH FUND
CLASS C SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited)......       $  16.24     (0.03)          0.47            0.44            --         (1.37)      (1.37)
Year Ended
   November 30,
   2004.............       $  15.29     (0.11)          1.06            0.95            --          --          --
Year Ended
   November 30,
   2003.............       $  11.92     (0.21)(5)       3.58            3.37            --          --          --
Period Ended
   November 30,
   2002 (6).........       $  13.71     (0.12)(5)      (1.67)          (1.79)           --          --          --

MID CAP GROWTH FUND
CLASS I SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited).......      $  16.59     (0.03)          0.54            0.51            --         (1.37)      (1.37)
Year Ended
   November 30,
   2004 (7)..........      $  16.16     (0.11)          0.54            0.43            --          --          --

GROWTH FUND
CLASS A SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited).......      $  15.33      0.02            0.38           0.40           (0.07)       --         (0.07)
Year Ended
   November 30,
   2004..............      $  15.04      0.06            0.23           0.29            --          --          --
Year Ended
   November 30,
   2003..............      $  13.03     (0.03)(5)        2.04           2.01            --          --          --
Year Ended
   November 30,
   2002..............      $  15.27     (0.01)(5)       (2.23)         (2.24)          (0.00)(3)    --         (0.00)(3)
Year Ended
   November 30,
   2001..............      $  20.38     (0.03)          (4.20)         (4.23)           --         (0.88)      (0.88)

GROWTH FUND
CLASS C SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited).......      $  15.02      0.01            0.33           0.34           (0.06)       --         (0.06)
Year Ended
   November 30,
   2004..............      $  14.84      0.06            0.12           0.18            --          --          --
Year Ended
   November 30,
   2003..............      $  12.95     (0.15)(5)        2.04           1.89            --          --          --
Year Ended
   November 30,
   2002 (6)..........      $  15.46     (0.09)(5)       (2.42)         (2.51)           --          --          --

GROWTH FUND
CLASS I SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited) (8)...      $  15.52     (0.05)           0.19           0.14            --          --          --
----------------------------------------------------------------------------------------------------------------------------
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3) Represents less than $0.005.

(4) Annualized for periods less than one year.

                                   REGIONS MORGAN KEEGAN SELECT FUNDS

                                     RATIOS TO AVERAGE NET ASSETS                  SUPPLEMENTAL DATA
                           ---------------------------------------------------  -----------------------
  NET ASSET
    VALUE,                           NET                                         NET ASSETS,    PORTFOLIO
    END OF          TOTAL        INVESTMENT        NET       EXPENSES WAIVER/   END OF PERIOD   TURNOVER
    PERIOD      RETURN (1, 9)   INCOME (LOSS)    EXPENSES    REIMBURSEMENT (2) (000'S OMITTED)    RATE
--------------------------------------------------------------------------------------------------------
  $   15.69        3.31%         (0.39)%(4)     1.26%(4)             --         $    282,611         49%
  $   16.57        6.97%         (0.69)%        1.29%                --         $    294,325         56%
  $   15.49       29.19%         (0.82)%        1.33%                --         $    175,867         49%
  $   11.99      (12.07)%        (0.42)%        1.30%                --         $    114,660        126%
  $   13.66        3.91%          0.24%         1.07%                --         $    144,726         81%


  $   15.31        3.05%         (1.14)%(4)     2.01%(4)             --         $      5,104         49%
  $   16.24        6.21%         (1.39)%        1.99%                --         $      5,353         56%
  $   15.29       28.27%         (1.62)%        2.08%                --         $      1,825         49%
  $   11.92      (14.06)%        (1.18)%(4)     2.05%(4)             --         $        259        126%


  $   15.73        3.44%         (0.14)%(4)     1.01%(4)             --         $        907         49%
  $   16.59        2.66%         (0.40)%(4)     1.00%(4)             --         $      1,032         56%


  $   15.66        2.64%          0.35%(4)      1.23%(4)           0.05%(4)     $    392,714         40%
  $   15.33        1.93%          0.37%         1.27%              0.05%        $    411,785         33%
  $   15.04       15.43%         (0.23)%        1.27%              0.05%        $    319,180         44%
  $   13.03      (14.65)%        (0.06)%        1.28%              0.05%        $    271,852        112%
  $   15.27      (21.59)%        (0.09)%        1.02%              0.05%        $    306,923         47%


  $   15.30        2.27%         (0.40)%(4)     1.98%(4)           0.05%(4)     $      3,026         40%
  $   15.02        1.21%         (0.32)%        1.96%              0.05%        $      2,955         33%
  $   14.84       14.59%         (1.06)%        2.02%              0.05%        $      1,072         44%
  $   12.95      (16.88)%        (0.81)%(4)     2.03%(4)           0.05%(4)     $        139        112%


  $   15.66        0.90%          0.60%(4)      0.98%(4)           0.05%(4)     $         17         40%

(5) Based on average shares outstanding.

(6) Reflects operations for the period from January 7, 2002 (commencement of investment operations) to
    November 30, 2002.

(7) Reflects operations for the period from June 24, 2004 (commencement of investment operations) to November
    30, 2004.

(8) Reflects operations for the period from May 20, 2005 (commencement of investment operations) to May 31,
    2005.

(9) Not annualized for periods less than one year.

(See Accompanying Notes to the Financial Statements)

                                                 REGIONS MORGAN KEEGAN SELECT FUNDS

                                            INVESTMENT ACTIVITIES                              LESS DISTRIBUTIONS
                                  ------------------------------------------   ---------------------------------------------------
                       NET ASSET                   NET REALIZED       TOTAL    DIVIDENDS
                         VALUE,        NET        AND UNREALIZED      FROM      FROM NET   DISTRIBUTION
                       BEGINNING    INVESTMENT    GAINS (LOSSES)   INVESTMENT  INVESTMENT  FROM CAPITAL  RETURN OF      TOTAL
                       OF PERIOD  INCOME (LOSS)  FROM INVESTMENTS  OPERATIONS   INCOME        GAINS       CAPITAL   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
CLASS A SHARES
For the Six Months Ended
   May 31, 2005
   (Unaudited).......     $ 12.73    (0.05)           0.58             0.53          --         (2.58)      --           (2.58)
Year Ended
   November 30,
   2004..............     $  11.27   (0.06)           2.35             2.29         (0.00)(3)   (0.83)      --           (0.83)
Period Ended
   November 30,
   2003 (7)..........     $  10.00   (0.00)(3,5)      1.27             1.27          --          --         --            --

MID CAP VALUE
   FUND
CLASS C SHARES
For the Six Months
  Ended May 31, 2005
   (Unaudited).......     $  12.63   (0.05)           0.54             0.49          --         (2.58)       --          (2.58)
Year Ended
   November 30,
   2004..............     $  11.25   (0.06)           2.27             2.21          --         (0.83)       --          (0.83)
Period Ended
   November 30,
   2003 (7)..........     $  10.00   (0.06)(5)        1.31             1.25          --          --          --           --

MID CAP VALUE
   FUND
CLASS I SHARES
For the Six Months...
   Ended May 31, 2005
   (Unaudited) (8)        $  10.50   (0.05)           0.23             0.18          --          --          --           --

VALUE FUND
CLASS A SHARES
For the Six Months
   Ended May 31, 2005
   (Unaudited).......     $  14.40   0.08             0.47             0.55         (0.11)       --         --           (0.11)
Year Ended
   November 30,
   2004..............     $  13.13   0.12             1.23             1.35         (0.08)       --         --           (0.08)
Year Ended
   November 30,
   2003..............     $  12.22   0.08(5)          0.90             0.98         (0.07)       --         --           (0.07)
Year Ended
   November 30,
   2002..............     $  13.94   0.12            (1.71)           (1.59)        (0.13)       --        (0.00)(3,6)   (0.13)
Year Ended
   November 30,
   2001..............     $  15.22   0.21            (1.27)           (1.06)        (0.22)       --         --           (0.22)

VALUE FUND
CLASS C SHARES
For the Six
   Months Ended
   May 31, 2005
   (Unaudited).......     $  14.33   0.04             0.46             0.50         (0.07)       --         --          (0.07)
Year Ended
   November 30,
   2004..............     $  13.13   0.08             1.16             1.24         (0.04)       --         --          (0.04)
Year Ended
   November 30,
   2003..............     $  12.21  (0.00)(3,5)       0.92             0.92         (0.00)(3)    --         --          (0.00)(9)
Period Ended
   November 30,
   2002 (9)..........     $  13.35   0.02            (1.14)           (1.12)        (0.02)       --        (0.00)(3,6)  (0.02)


VALUE FUND
CLASS I SHARES
For the Six
   Months Ended
   May 31, 2005
   (Unaudited).......     $  14.42   0.09             0.48             0.57         (0.12)       --         --          (0.12)
Period Ended
   November 30,
   2004 (10).........     $  13.69   0.07             0.70             0.77         (0.04)       --         --           0.04
------------------------------------------------------------------------------------------------------------------
(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Represents less than $0.005.

(4) Annualized for periods less than one year.

                                                                 92


(5) Based on average shares outstanding.

(6) Represents a return of capital for federal income tax purposes.

(7) Reflects operations for the period from December 9, 2002 (commencement of investment operations) to
    November 30, 2003.


                                     REGIONS MORGAN KEEGAN SELECT FUNDS



                                     RATIOS TO AVERAGE NET ASSETS               SUPPLEMENTAL DATA
                            ------------------------------------------------  --------------------------
     NET ASSET
       VALUE,                       NET                                        NET ASSETS,     PORTFOLIO
       END OF      TOTAL        INVESTMENT         NET      EXPENSES WAIVER/   END OF PERIOD   TURNOVER
       PERIOD  RETURN (1, 11)  INCOME (LOSS)    EXPENSES    REIMBURSEMENT (2) (000'S OMITTED)    RATE
----------------------------------------------------------------------------------------------------------
   $   10.68         4.59%        (0.86)%(4)     1.50%(4)           0.05%(4)    $     97,089         22%
   $   12.73        21.76%        (0.70)%        1.38%              0.05%       $    106,222         23%

   $   11.27        12.70%         0.03%(4)      1.38%(4)           0.05%(4)    $     68,034        126%

   $   10.54         4.25%        (1.61)%(4)     2.25%(4)           0.05%(4)    $        516         22%
   $   12.63        21.00%        (1.13)%        1.81%              0.05%       $        384         23%

   $   11.25        12.50%        (0.72)%(4)     2.13%(4)           0.05%(4)    $          4        126%

   $   10.68         1.71%        (0.61)%(4)     1.25%(4)           0.05%(4)    $         11         22%

   $   14.84         3.83%         1.06%(4)      1.28%(4)           0.05%(4)    $    167,972         35%
   $   14.40        10.29%         0.92%         1.29%              0.05%       $    169,772         59%
   $   13.13         8.12%         0.68%         1.25%              0.05%       $    209,319        231%
   $   12.22       (11.47)%        0.89%         1.23%              0.05%       $    196,423        163%
   $   13.94        (6.96)%        1.41%         0.98%              0.05%       $    214,667        128%

   $   14.76         3.50%         0.31%(4)      2.03%(4)           0.05%(4)    $      1,907         35%
   $   14.33         9.45%         0.18%         2.00%              0.05%       $      2,056         59%
   $   13.13         7.55%         0.04%         2.00%              0.05%       $        368        231%

   $   12.21        (8.80)%        0.21%(4)      1.98%(4)           0.05%(4)    $         55        163%

   $   14.87         3.97%         1.31%(4)      1.03%(4)           0.05%(4)    $        613         35%

   $   14.42         5.63%         1.16%(4)      1.02%(4)           0.05%(4)    $        531         59%

(8)    Reflects operations for the period from May 11, 2005 (commencement of investment operations) to May 31,
       2005.

(9)    Reflects operations for the period from February 21, 2002 (commencement of investment operations) to
       November 30, 2002.

(10)   Reflects operations for the period from June 17, 2004 (commencement of investment operations) to
       November 30, 2002.

(11)   Not annualized for periods less than one year.

(See Accompanying Notes to the Financial Statements)

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                           INVESTMENT ACTIVITIES                     LESS DISTRIBUTIONS
                                   ------------------------------------------   ---------------------------------------------
                        NET ASSET                   NET REALIZED        TOTAL       DIVIDENDS
                          VALUE,        NET        AND UNREALIZED       FROM         FROM NET    DISTRIBUTION
                        BEGINNING    INVESTMENT    GAINS (LOSSES)    INVESTMENT     INVESTMENT   FROM CAPITAL      TOTAL
                        OF PERIOD  INCOME (LOSS)  FROM INVESTMENTS   ACTIVITIES       INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
CLASS A SHARES
For the Six Months Ended
   May 31, 2005
   (Unaudited)..........   $  13.97     0.09             0.30            0.39           (0.11)      --         (0.11)
Year Ended November 30,                                  0.40
   2004.................   $  13.54     0.22(5)                          0.62           (0.19)      --         (0.19)
Year Ended November 30,                                  0.68
   2003.................   $  12.88     0.20(5)                          0.88           (0.22)      --         (0.22)
Year Ended November 30,                                 (0.93)
   2002.................   $  14.07     0.24(5)                         (0.69)          (0.24)     (0.26)      (0.50)
Year Ended November 30,
   2001.................   $  14.93     0.36            (0.73)          (0.37)          (0.38)     (0.11)      (0.49)


BALANCED FUND
CLASS C SHARES
For the Six Months Ended
   May 31, 2005
   (Unaudited)..........   $  13.95     0.06             0.29            0.35           (0.08)      --         (0.08)
Year Ended November 30,
   2004.................   $  13.54     0.13(5)          0.39            0.52           (0.11)      --         (0.11)
Year Ended November 30,
   2003.................   $  12.90     0.10(5)          0.67            0.77           (0.13)      --         (0.13)
Period Ended November
   30, 2002 (6).........   $  13.67     0.13(5)         (0.82)          (0.69)          (0.08)      --         (0.08)

FIXED INCOME FUND
CLASS A SHARES
For the Six Months Ended
   May 31, 2005
   (Unaudited)..........   $  10.54     0.19            (0.04)           0.15           (0.19)      --         (0.19)
Year Ended November 30,
   2004.................   $  11.02     0.37            (0.27)           0.10           (0.37)     (0.21)      (0.58)
Year Ended November 30,
   2003.................   $  11.10     0.41            (0.06)           0.35           (0.41)     (0.02)      (0.43)
Year Ended November 30,
   2002.................   $  10.82     0.46             0.28            0.74           (0.46)      --         (0.46)
Year Ended November 30,
   2001.................   $  10.27     0.55             0.55            1.10           (0.55)      --         (0.55)

FIXED INCOME FUND
CLASS C SHARES
For the Six Months Ended
   May 31, 2005
   (Unaudited)..........   $  10.55     0.15            (0.04)           0.11           (0.15)      --         (0.15)
Year Ended November 30,
   2004.................   $  11.02     0.28            (0.25)           0.03           (0.29)     (0.21)      (0.50)
Year Ended November 30,
   2003.................   $  11.10     0.32            (0.05)           0.27           (0.33)     (0.02)      (0.35)
Period Ended November
   30, 2002 (7).........   $  10.82     0.37             0.28            0.65           (0.37)      --         (0.37)
-----------------------------------------------------------------------------------------------------------------------

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Represents less than $0.005.

(4) Annualized for periods less than one year.

                                  REGIONS MORGAN KEEGAN SELECT FUNDS

                                  RATIOS TO AVERAGE NET ASSETS                 SUPPLEMENTAL DATA
                          ---------------------------------------------- ------------------------------
   NET ASSET
     VALUE,                        NET                                        NET ASSETS,    PORTFOLIO
    END OF         TOTAL       INVESTMENT       NET      EXPENSES WAIVER/    END OF PERIOD   TURNOVER
    PERIOD      RETURN (1,8)     INCOME      EXPENSES    REIMBURSEMENT (2)  (000'S OMITTED)     RATE
-------------------------------------------------------------------------------------------------------
   $   14.25        2.80%        1.23%(4)      1.32%(4)          0.05%(4)    $     118,479         16%
   $   13.97        4.63%        1.62%         1.33%             0.05%       $     117,968         79%
   $   13.54        6.92%        1.58%         1.35%             0.05%       $      96,192         98%
   $   12.88       (4.99)%       1.83%         1.30%             0.05%       $      92,530         82%
   $   14.07       (2.42)%       2.57%         1.07%             0.05%       $      92,980         70%

   $   14.22        2.49%        0.48%(4)      2.07%(4)          0.05%(4)    $       1,490         16%
   $   13.95        3.86%        0.92%         2.08%             0.05%       $       2,084         79%
   $   13.54        6.07%        0.81%         2.10%             0.05%       $         978         98%
   $   12.90       (5.31)%       1.24%(4)      2.05%(4)          0.05%(4)    $         612         82%

   $   10.50        1.45%        3.64%(4)      0.98%(4)          0.25%(4)    $     248,166         23%
   $   10.54        0.87%        3.44%         0.97%             0.25%       $     265,532        116%
   $   11.02        3.16%        3.65%         0.97%             0.25%       $     316,857         72%
   $   11.10        6.96%        4.19%         0.97%             0.25%       $     255,280         50%
   $   10.82       10.91%        5.16%         0.71%             0.25%       $     241,393         51%

   $   10.51        1.16%        2.89%(4)      1.73%(4)          0.25%(4)    $       2,344         23%
   $   10.55        0.12%        2.63%         1.72%             0.25%       $       2,531        116%
   $   11.02        2.40%        2.90%         1.72%             0.25%       $         916         72%
   $   11.10        6.15%        3.33%(4)      1.72%(4)          0.25%(4)    $         327         50%

(5) Based on average shares outstanding.

(6) Reflects operations for the period from January 14, 2002 (commencement of investment operations) to
    November 30, 2002.

(7) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to
    November 30, 2002.

(8) Not annualized for periods less than one year.

(See Accompanying Notes to the Financial Statements)

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                       INVESTMENT ACTIVITIES                              LESS DISTRIBUTIONS
                                ---------------------------------------------  --------------------------------------------
                                                    NET REALIZED
                          NET ASSET                AND UNREALIZED     TOTAL       DIVIDENDS   DISTRIBUTIONS
                            VALUE,        NET          GAINS          FROM         FROM NET       FROM
                          BEGINNING   INVESTMENT   (LOSSES) FROM    INVESTMENT    INVESTMENT     CAPITAL         TOTAL
                          OF PERIOD     INCOME       INVESTMENTS    ACTIVITIES      INCOME        GAINS       DISTRIBUTION
---------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY
   GOVERNMENT FUND
CLASS A SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $  9.84        0.24          (0.16)          0.08        (0.16)           --           (0.16)
Year Ended November
   30, 2004...........    $ 10.11        0.27          (0.27)          0.00(3)     (0.27)           --           (0.27)
Year Ended November
   30, 2003...........    $ 10.31        0.27(5)       (0.16)          0.11        (0.30)         (0.01)         (0.31)
Year Ended November
   30, 2002...........    $ 10.32        0.39(6)        0.01(6)        0.40        (0.40)         (0.01)         (0.41)
Year Ended November
   30, 2001...........    $  9.97        0.50           0.35           0.85        (0.50)           --           (0.50)

LIMITED MATURITY
   GOVERNMENT FUND
CLASS C SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $  9.84        0.20          (0.16)          0.04        (0.12)           --           (0.12)
Year Ended November
   30, 2004...........    $ 10.11        0.20          (0.28)         (0.08)       (0.19)           --           (0.19)
Year Ended November
   30, 2003...........    $ 10.31        0.19(5)       (0.15)          0.04        (0.23)         (0.01)         (0.24)
Period Ended November
   30, 2002 (7).......    $ 10.26        0.30(6)        0.08(6)        0.38        (0.32)         (0.01)         (0.33)

INTERMEDIATE TAX
   EXEMPT BOND FUND
CLASS A SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $  9.77        0.15          (0.04)          0.11        (0.15)         (0.06)         (0.21)
Period Ended November
   30, 2004 (8).......    $ 10.00        0.25          (0.23)          0.02        (0.25)           --           (0.25)

INTERMEDIATE TAX
   EXEMPT BOND FUND
CLASS C SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $  9.77        0.12          (0.02)         0.10         (0.12)         (0.06)         (0.18)
Period Ended November
   30, 2004 (8).......    $ 10.00        0.20          (0.23)         (0.03)       (0.20)           --           (0.20)

INTERMEDIATE TAX
   EXEMPT BOND FUND
CLASS I SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $  9.77        0.16          (0.03)          0.13        (0.16)         (0.06)         (0.22)
Period Ended November
   30, 2004 (8).......    $ 10.00        0.22          (0.23)         (0.01)       (0.22)           --           (0.22)
---------------------------------------------------------------------------------------------------------------------------

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Represents less than 0.005.

(4) Annualized for periods less than one year.

(5) Based on average shares outstanding.

(6) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American
    Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies
    and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002, was as follows:

                                                      NET           RATIO OF
                                      NET           REALIZED      NET INVESTMENT
                                   NVESTMENT       UNREALIZED      INCOME TO
                                    INCOME            GAIN           AVERAGE
INCREASE (DECREASE)                PER SHARE       PER SHARE       NET ASSETS
-----------------------------     ----------     -------------    --------------

Class A......................     $   (0.02)      $      0.02           (0.18)%

Class C......................     $   (0.02)      $      0.02           (0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                       RATIOS TO AVERAGE NET ASSETS                    SUPPLEMENTAL DATA
                            --------------------------------------------------  -------------------------------

   NET ASSET
    VALUE,                          NET                                         NET ASSETS,    PORTFOLIO
    END OF         TOTAL        INVESTMENT     NET       EXPENSES WAIVER/      END OF PERIOD    TURNOVER
    PERIOD     RETURN (1, 10)     INCOME     EXPENSES    REIMBURSEMENT (2)    (000'S OMITTED)     RATE
----------------------------------------------------------------------------------------------------------------
  $    9.76         0.82%        4.58%(4)      0.92%(4)        0.30%(4)        $     84,037            25%
  $    9.84        (0.02)%       2.23%         0.97%           0.23%           $    110,249           144%
  $   10.11         1.14%        2.67%         1.00%           0.20%           $    168,969            63%
  $   10.31         3.95%        3.65%(6)      0.99%           0.20%           $    144,274            53%
  $   10.32         8.74%        4.97%         0.79%           0.20%           $    126,065            54%

  $    9.76         0.44%        3.83%(4)      1.67%(4)        0.30%(4)        $        494            25%
  $    9.84        (0.77)%       1.41%         1.72%           0.23%           $        843           144%
  $   10.11         0.38%        1.88%         1.75%           0.20%           $        164            63%
  $   10.31         3.56%        3.22%(5,6)    1.74%(5)        0.20%(5)        $         10            53%

  $    9.67         1.08%        2.97%(4)      0.74%(4)        0.35%(4)        $     59,544            13%
  $    9.77         0.22%        3.18%(4)      0.63%(4)        0.50%(4)        $     68,531            19%

  $    9.69         1.02%        2.22%(4)      1.49%(4)        0.35%(4)        $          0(9)         13%
  $    9.77        (0.27)%       2.58%(4)      1.23%(4)        0.50%(4)        $          0(9)         19%

  $    9.68         1.31%        3.22%(4)      0.49%(4)        0.35%(4)        $        323            13%
  $    9.77        (0.04)%       3.43%(4)      0.38%(4)        0.50%(4)        $        326            19%

(7)    Reflects operations for the period from December 14, 2001 (commencement of investment operations) to
       November 30, 2002.

(8)    Reflects operations for the period from February 9, 2004 (commencement of investment operations) to
       November 30, 2004.

(9)    Represents less than $1,000.

(10)   Not annualized for periods less than one year.

(See Accompanying Notes to the Financial Statements)

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                       INVESTMENT ACTIVITIES                              LESS DISTRIBUTIONS
                                ---------------------------------------------  --------------------------------------------
                                                    NET REALIZED
                          NET ASSET                AND UNREALIZED     TOTAL       DIVIDENDS   DISTRIBUTIONS
                            VALUE,        NET          GAINS          FROM         FROM NET       FROM
                          BEGINNING   INVESTMENT   (LOSSES) FROM    INVESTMENT    INVESTMENT     CAPITAL         TOTAL
                          OF PERIOD  INCOME (LOSS)   INVESTMENTS    ACTIVITIES      INCOME        GAINS       DISTRIBUTION
---------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET
   FUND
CLASS A SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November
   30, 2004...........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November                                                                               --
   30, 2003...........    $   1.00       0.00(3)        --            0.00(3)      (0.00)(3)                     (0.00)(3)
Year Ended November
   30, 2002...........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November
   30, 2001...........    $   1.00       0.04           --            0.04         (0.04)         --             (0.04)
Year Ended November
   30, 2000...........    $   1.00       0.05           --            0.05         (0.05)         --             (0.05)

GOVERNMENT MONEY
   MARKET FUND
CLASS A SHARES
For the Six Months End
   May 31, 2005
   (Unaudited)........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November
   30, 2004...........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November
   30, 2003...........    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
Year Ended November
   30, 2002 (5).......    $   1.00       0.01           --            0.01         (0.01)         --             (0.01)
---------------------------------------------------------------------------------------------------------------------------

(1) Not annualized for periods less than one year.

(2) This voluntary expense decrease is reflected in both the net expense and net investment income (loss)
    ratios shown.

(3) Represents less than $0.005.

(4) Annualized for periods less than one year.

(5) Reflects operations for the period from December 3, 2001 (commencement of investment operations) to
    November 30, 2002.

(See Accompanying Notes to the Financial Statements)

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                       RATIOS TO AVERAGE NET ASSETS                    SUPPLEMENTAL DATA
                            --------------------------------------------------  -------------------------------

   NET ASSET
    VALUE,                          NET                                         NET ASSETS,
    END OF         TOTAL        INVESTMENT     NET       EXPENSE WAIVER/      END OF PERIOD    PORTFOLIO
    PERIOD       RETURN (1)       INCOME     EXPENSES    REIMBURSEMENT (2)    (000'S OMITTED)  TURNOVER
----------------------------------------------------------------------------------------------------------------
    $  1.00      0.90%          1.79%(4)      0.62%(4)       0.30%(4)          $   865,353            --
    $  1.00      0.54%          0.55%         0.64%          0.29%             $   861,369            --
    $  1.00      0.47%          0.47%         0.66%          0.25%             $   764,892            --
    $  1.00      1.11%          1.10%         0.66%          0.25%             $   779,770            --
    $  1.00      3.99%          3.86%         0.42%          0.25%             $   689,884            --
    $  1.00      5.50%          5.37%         0.42%          0.25%             $   536,668

    $  1.00      0.92%          1.84%(4)      0.62%(4)       0.40%(4)          $    65,122            --
    $  1.00      0.63%          0.61%         0.64%          0.43%             $    58,406            --
    $  1.00      0.79%          0.79%         0.38%          0.60%             $    67,578            --
    $  1.00      1.36%          1.37%(4)      0.38%(4)       0.65%(4)          $    73,357            --

                       REGIONS MORGAN KEEGAN SELECT FUNDS

NOTES TO THE FINANCIAL STATEMENTS
                                                           ---------------------
(UNAUDITED)

1.  ORGANIZATION

Regions Morgan Keegan Select Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the date of this report, the Trust consists of seventeen portfolios, each with its own investment objective. The accompanying financial statements are for the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, and Regions Morgan Keegan Select Government Money Market Fund, (collectively, the "Funds" and individually, a "Fund"). All Funds, excluding the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund, are referred to as the "Variable Funds". The Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund are referred to as the "Money Market Funds".

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. The Variable Funds offer three classes of shares: Class A Shares, Class C Shares, and Class I Shares. The Money Market Funds offer Class A Shares only. Effective June 1, 2004, the Trust began offering Class I Shares of all portfolios except for the Money Market Funds. However, as of the date of this report, Class I Shares of the Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, and Regions Morgan Keegan Select Limited Maturity Fixed Income Fund had not commenced investment operations.

Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under the Funds' distribution plan, shareholder services plan, and the voting rights on matters affecting a single class of shares. Class A Shares are sold at net asset value plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase. Purchases of Class A Shares of $1 million or more have a 1% Contingent Deferred Sales Charge ("CDSC") if the Shares are redeemed within 12 months of purchase. Class C Shares and Class I Shares are sold without a sales charge at net asset value per share. Class C Shares have a 1% CDSC if Shares are redeemed within 12 months of purchase. The assets of each portfolio of the Trust are segregated and a shareholder's interest is limited to the portfolio in which Shares are held.

2.  REORGANIZATIONS

Certain portfolios of the Trust previously offered Class B Shares. Effective June 4, 2004, all Class B Shares of the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, Regions Morgan Keegan Select Balanced Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Limited Maturity Fixed Income Fund, and Regions Morgan Keegan Select Treasury Money Market Fund existing at the time of conversion on June 4, 2004 converted to Class A Shares of the same Fund and the Trust terminated the Class B Shares of all portfolios of Regions Morgan Keegan Select Funds. No Contingent Deferred Sales Charges were assessed on the Class B Shares existing at the time of the conversion as a result of the termination and conversion to Class A Shares.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE TAX EXEMPT BOND FUND--The Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund ("Intermediate Tax Exempt Bond Fund") is a new series of the Trust created through the conversion of three Regions Bank common trust funds in which the Intermediate Tax Exempt Bond Fund acquired all of the assets of the Limited Maturity Tax Exempt Fund, Personal Trust Municipal Fund, and Tax Exempt Fund in exchange for the issuance of shares of the Intermediate Tax Exempt Bond Fund to be distributed to the unit holders of the three common trust funds. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on February 9, 2004. The following is a summary of the net assets immediately before and after the reorganization:

                                                                      NET ASSETS OF THE
                                                                       LIMITED MATURITY
                                                                       TAX EXEMPT FUND,
                                                                        PERSONAL TRUST
                                                  NET ASSETS OF THE     MUNICIPAL FUND   NET ASSETS OF THE
CLASS A SHARES OF                                  INTERMEDIATE TAX     AND TAX EXEMPT    INTERMEDIATE TAX
THE INTERMEDIATE                                   EXEMPT BOND FUND    FUND IMMEDIATELY   EXEMPT BOND FUND
 TAX EXEMPT BOND    NET ASSETS      UNREALIZED         PRIOR TO            PRIOR TO      IMMEDIATELY AFTER
   FUND ISSUED      RECEIVED(1)    APPRECIATION     REORGANIZATION       COMBINATION       REORGANIZATION
------------------------------------------------------------------------------------------------------------
    7,386,469      $ 73,864,691    $ 3,636,820      $           --       $  73,864,691      $  73,864,691

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

REGIONS MORGAN KEEGAN SELECT VALUE FUND--Morgan Keegan Select Fund, Inc. and the Trust entered into an agreement and plan of reorganization on behalf of the Regions Morgan Keegan Select Financial Fund ("Financial Fund") and the Regions Morgan Keegan Select Value Fund ("Value Fund"), which provided for the acquisition by the Value Fund of all of the assets of the Financial Fund in exchange solely for the assumption of all of the liabilities of the Financial Fund and the issuance of shares of the Value Fund distributed pro rata by the Financial Fund to its shareholders in complete liquidation and termination of the Financial Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on June 16, 2004 following approval by shareholders on the Financial Fund at a special shareholder meeting. The following is a summary of the net assets immediately before and after the reorganization:


                                                            NET ASSETS OF THE    NET ASSETS OF THE    NET ASSETS OF THE
                 SHARES OF THE                                 VALUE FUND          FINANCIAL FUND         VALUE FUND
                  VALUE FUND    NET ASSETS     UNREALIZED       PRIOR TO         IMMEDIATELY PRIOR    IMMEDIATELY AFTER
                    ISSUED      RECEIVED(1)   APPRECIATION   REORGANIZATION      TO REORGANIZATION      REORGANIZATION
------------------------------------------------------------------------------------------------------------------------
Class A Shares     308,684       $ 4,226,253   $ 572,152     $ 213,433,668         $   4,226,253       $   217,659,921
Class C Shares     105,324         1,440,242     195,220         1,320,889             1,440,242             2,761,131
Class I Shares      47,454           649,822      87,957               --                649,822               649,822
Total              461,462       $ 6,316,317   $ 855,329     $ 214,754,557         $   6,316,317       $   221,070,874

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND--Morgan Keegan Select Fund, Inc. and the Trust entered into an agreement and plan of reorganization on behalf of the Regions Morgan Keegan Select Capital Growth Fund ("Capital Growth Fund") and the Regions Morgan Keegan Select Mid Cap Growth Fund ("Mid Cap Growth Fund"), which provided for the acquisition by the Mid Cap Growth Fund of all of the assets of the Capital Growth Fund in exchange solely for the assumption of all of the liabilities of the Capital Growth Fund and the issuance of shares of the Mid Cap Growth Fund distributed pro rata by the Capital Growth Fund to its shareholders in complete liquidation and termination of the Capital Growth Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on June 23, 2004 following approval by shareholders on the Financial Fund at a special shareholder meeting. The following is a summary of the net assets immediately before and after the reorganization:

                                                                                                     NET ASSETS OF THE
                                                           NET ASSETS OF THE     NET ASSETS OF THE          MID CAP
                 SHARES OF THE                               MID CAP GROWTH     CAPITAL GROWTH FUND       GROWTH FUND
                MID CAP GROWTH   NET ASSETS    UNREALIZED      FUND PRIOR        IMMEDIATELY PRIOR     IMMEDIATELY AFTER
                  FUND ISSUED    RECEIVED(1)  APPRECIATION  TO REORGANIZATION   TO REORGANIZATION      REORGANIZATION
--------------------------------------------------------------------------------------------------------------------------
Class A Shares    1,964,529      $31,747,910  $ 6,981,332     $ 257,392,670        $  31,747,910       $  289,140,580
Class C Shares        2,287           36,318        8,127         5,237,524               36,318            5,273,842
Class I Shares       43,287          699,588      153,829               --               699,588              699,588
Total             2,010,103      $32,483,816  $ 7,143,288     $ 262,630,194        $  32,483,816       $  295,114,010

(1)  Unrealized appreciation is included in the Net Assets Received amount shown above.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

3.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the accounting principles generally accepted in the United States of America.

INVESTMENT VALUATIONS--Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities for which no sales were reported for that day are valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term debt securities having a maturity of sixty days or less from the valuation date may be valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Valuation Committee using procedures established by and under the direction of the Board of Trustees. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

EXPENSES--Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income, fees and expenses (other than class specific fees and expenses) and realized and unrealized gains and losses of a Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--The Funds pay dividends to their shareholders from the Funds' respective net investment income. Income dividends on the Regions Morgan Keegan Select Mid Cap Growth Fund, Regions Morgan Keegan Select Growth Fund, Regions Morgan Keegan Select Mid Cap Value Fund, Regions Morgan Keegan Select Value Fund, and the Regions Morgan Keegan Select Balanced Fund, if any, are declared and paid quarterly, while income dividends for all other Funds are declared daily and paid monthly. Each Fund also distributes all of its net realized capital gains, if any, on an annual basis. Non-cash dividends included in dividend income, if any, are recorded at fair value. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific fees and expenses. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from Accounting Principles Generally Accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

REPURCHASE AGREEMENTS--The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). The Funds may invest in repurchase agreements with with institutions that are deemed by Morgan Asset Management, Inc. (the "Adviser") to be of good standing and creditworthy pursuant to the guidelines established by the Trustees. A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which is at all times at least equal to the principal amount of the repurchase transaction, including accrued interest. In the event of counterparty default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. However, there could be potential losses to the Funds in the event of default or bankruptcy by the counterparty to the agreement and the Funds are delayed or prevented from exercising their rights to dispose of the collateral, including the risk of possible decline in the value of the collateral during the period while the Funds seek to assert their rights.

SECURITIES LENDING--The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of November 30, 2004, the Funds had securities on loan as follows:

                                                 MARKET VALUE  MARKET VALUE OF
FUND                                             OF COLLATERAL SECURITIES LOANED
--------------------------------------------------------------------------------
Mid Cap Growth Fund............................ $  76,778,145  $    74,505,275
Growth Fund....................................    57,460,918       55,783,283
Mid Cap Value Fund.............................    17,690,713       17,407,000
Balanced Fund..................................    24,084,387       23,435,417
Fixed Income Fund..............................    57,255,292       56,229,524
Limited Maturity Fixed Income Fund.............    23,520,383       23,027,285
Treasury Money Market Fund.....................   270,986,996      268,336,786

OPTION WRITING--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

As of May 31, 2005 portfolio securities valued at $562,000 were held as cover for call options written by the Balanced Fund. Transactions in options written during the six-month period ended May 31, 2005 were as follows:

                                                             BALANCED FUND
                                                        ------------------------
                                                         NUMBER OF     PREMIUMS
                                                         CONTRACTS     RECEIVED
                                                        -----------  -----------
Options outstanding at November 30, 2004...............        --      $     --
Options written........................................       200        22,944
Options terminated in closing purchase transactions....      (100)      (13,644)
Options expired........................................        --            --
Options exercised......................................        --            --
                                                        ------------------------
Options outstanding at May 31, 2005....................       100      $  9,300
                                                        ------------------------

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER--Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

4.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--The Funds have entered into an Investment Advisory Agreement with Morgan Asset Management, Inc. ("Investment Adviser"), a wholly owned subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under the terms of the agreement, the Funds are charged the following annual management fees which are calculated daily and paid monthly based on the average daily net assets of the Funds. The Investment Adviser may voluntarily choose to waive any portion of its fee. The Investment Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


                                                            INVESTMENT ADVISER
FUND                                                          FEE PERCENTAGE
--------------------------------------------------------------------------------
Mid Cap Growth Fund........................................             0.75%
Growth Fund................................................             0.80%
Mid Cap Value Fund.........................................             0.80%
Value Fund.................................................             0.80%
Balanced Fund..............................................             0.80%
Fixed Income Fund..........................................             0.75%
Limited Maturity Government Fund...........................             0.70%
Intermediate Tax Exempt Bond Fund..........................             0.50%
Treasury Money Market Fund.................................             0.50%
Government Money Market Fund...............................             0.50%

                       REGIONS MORGAN KEEGAN SELECT FUNDS

INVESTMENT SUBADVISER TO MID CAP VALUE FUND--Channing Capital Management LLC ("CCM") serves as the subadviser to Mid Cap Value Fund pursuant to an investment sub-advisory agreement with the Investment Adviser and the Mid Cap Value Fund. For the services provided and the expenses assumed by CCM pursuant to the Sub-Advisory Agreement, Morgan Asset Management, Inc., not the Fund, pays CCM a annual sub-advisory fee of 0.325% based on the average daily net assets of the Regions Morgan Keegan Select Mid Cap Value Fund.

ADMINISTRATOR AND SUB-ADMINISTRATORS--The Trust and Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions and an affiliate of the Investment Adviser, have entered into an Administration Agreement, under which Morgan Keegan provides certain administrative personnel and services for an annual fee of 0.065% based on the average daily net assets of the Funds. Morgan Keegan also provides an employee to serve the Funds as Chief Compliance Officer for which Morgan Keegan receives no compensation from the Funds.

Prior to January 1, 2005, Federated Administrative Services served as the Administrator and provided the Trust with certain administrative personnel and services for an annual fee based on a scale that ranged from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period.

The Trust and Regions Bank have entered into a Sub-Administrative Services Agreement under which Regions Bank provides certain administrative services for an annual fee based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period.

Morgan Keegan and BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., have entered into a Sub-Administration Agreement under which BISYS provides certain administration services to the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select Government Money Market Fund. For the services rendered pursuant to this Agreement, Morgan Keegan pays BISYS monthly compensation at an annual rate of 0.06% of the average daily net assets of the Funds.

FUND ACCOUNTANTS--The Trust and Morgan Keegan have entered into a Fund Accounting Service Agreement, under which Morgan Keegan provides portfolio accounting services to the Variable Funds for an annual fee of 0.03% based on the average daily net assets of the Variable Funds. The Trust and BISYS have entered into a Fund Accounting Service Agreement, under which BISYS provides portfolio accounting services to the Money Market Funds for an annual fee of 0.03% based on the average daily net assets of the Money Market Funds.

DISTRIBUTOR--The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act ("12b-1 Plan") with respect to Class C Shares of the Variable Funds. The 12b-1 Plan compensates the Morgan Keegan, the Funds' principal Distributor, and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds' Shares. Under the Class C Shares' 12b-1 Plan, the Trust will pay a fee at an annual rate of up to 0.75% of the average daily net assets with respect to Class C Shares of the Variable Funds. The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SALES CHARGES--Morgan Keegan received commissions on the sale of shares of the Funds. For the period ended May 31, 2005, Morgan Keegan received front-end sales charges related to Class A Shares and contingent deferred sales charges related to Class A Shares and Class C Shares as follows:

                                                          FRONT END           CONTINGENT DEFERRED
                                                        SALES CHARGES            SALES CHARGES
                                                        --------------  -------------------------------
                                                        CLASS A SHARES  CLASS A SHARES    CLASS C SHARES
                                                       --------------   --------------    --------------
Mid Cap Growth Fund................................    $       23,689   $           --    $       276
Growth Fund........................................            60,091               --              5
Mid Cap Value Fund.................................             8,645               --             --
Value Fund.........................................             6,341              810             --
Balanced Fund......................................               987               --             13
Fixed Income Fund..................................             1,244               --             --
Limited Maturity Fixed Income Fund.................                --               10             --
Intermediate Tax Exempt Bond Fund..................                --               --             --
Treasury Money Market Fund.........................                --               --             --
Government Money Market Fund.......................                --               --             --

                       REGIONS MORGAN KEEGAN SELECT FUNDS

SHAREHOLDER SERVICES AGENT--The Trust and Morgan Keegan have entered into a Shareholder Services Agreement, under which Morgan Keegan provides certain services for shareholders and to maintain shareholder accounts for an annual fee of 0.25% of the average daily net assets of the Funds' Class A Shares and Class C Shares.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Morgan Keegan serves as the Transfer and Dividend Disbursing Agent for the Funds. The fee paid to Morgan Keegan is based on the size, type and number of accounts and transactions made by shareholders.

CUSTODIAN--Regions Bank acts as Custodian for all of the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are also Officers and Directors of the Investment Adviser, Morgan Keegan, and Regions Bank. Such Officers and Trustees of the Trust who are "Interested Persons" as defined in the 1940 Act receive no salary or fees from the Funds. Independent Trustees receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from the Trust. Each chairperson of the Independent Trustees Committee and Audit Committee receives annual compensation of $500 from the Trust. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Trustee is entitled to receive pension or retirement benefits from the Trust. The table below sets forth the compensation paid to the Trustees by the Trust during the period covered by this report.


                                                 AGGREGATE COMPENSATION FROM THE
                                                  FUNDS DURING THE PERIOD ENDED
NAME                                                       MAY 31, 2005
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
William Jefferies Mann.......................   $                    4,250.00
James Stillman R. McFadden...................   $                    4,500.00
W. Randall Pittman...........................   $                    4,000.00
Mary S. Stone................................   $                    4,000.00
Archie W. Willis III.........................   $                    4,000.00

TRUSTEES WHO ARE "INTERESTED PERSONS"
J. Kenneth Alderman..........................                            None
Allen B. Morgan, Jr..........................                            None

OTHER TRANSACTIONS--For the period ended May 31, 2005, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of investment securities held by the Funds.

5.  INVESTMENT TRANSACTIONS

During the period ended May, 31, 2005, cost of purchases and proceeds from sales and maturities of investment securities, including long-term U.S. Government Securities, but excluding short-term securities, for each Fund were as follows:

FUND                                                  PURCHASES        SALES
--------------------------------------------------------------------------------
Mid Cap Growth Fund..............................  $ 134,333,760 $ 156,977,569
Growth Fund......................................    158,143,009   159,744,473
Mid Cap Value Fund...............................     20,401,546    34,210,698
Value Fund.......................................     58,281,581    74,564,500
Balanced Fund....................................     19,057,106    22,384,456
Fixed Income Fund................................     57,434,234    64,366,578
Limited Maturity Fixed Income Fund...............     23,664,510    37,435,284
Intermediate Tax Exempt Bond Fund................      8,324,100    13,643,330

                       REGIONS MORGAN KEEGAN SELECT FUNDS

6.  CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows:

                                                                MID CAP GROWTH FUND
                                                      PERIOD ENDED                  YEAR ENDED
                                                      MAY 31, 2005               NOVEMBER 30, 2004
                                               ---------------------------  ----------------------------
               CLASS A SHARES                    SHARES        DOLLARS       SHARES          DOLLARS
Shares sold..................................   1,230,590   $  18,877,176    4,111,323    $  65,475,281
Class B share conversion to Class A shares...          --              --    4,322,275       68,940,284
Paid in Capital transferred from merger of
   RMK Select Capital Growth Fund (June 24,
   2004).....................................          --              --    1,964,529       31,747,910
Shares issued to shareholders in payment of
   distributions declared....................   1,191,657      17,934,434           --              --
Shares redeemed..............................  (2,176,937)    (33,284,431)  (3,985,072)     (63,099,744)
                                               -----------  --------------  -----------   --------------
Net change resulting from Class A Share
   transactions..............................     245,310   $  3,527,179     6,413,055    $ 103,063,731
                                               -----------  --------------  -----------   --------------

                                                      PERIOD ENDED                  YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               ---------------------------  ----------------------------
               CLASS B SHARES                    SHARES        DOLLARS       SHARES          DOLLARS
Shares sold..................................          --   $          --      461,990    $   7,303,581
Shares issued to shareholders in payment of
   distributions declared....................          --              --           --               --
Class B share conversion to Class A shares...          --              --    (4,357,793)    (68,940,284)
Shares redeemed..............................          --              --      (571,159)     (8,959,390)
                                               -----------  --------------  -----------   --------------
Net change resulting from Class B Share
   transactions..............................          --  $           --    (4,466,962)  $ (70,596,093)
                                               -----------  --------------  -----------   --------------

                                                      PERIOD ENDED                  YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               ---------------------------  ----------------------------
               CLASS C SHARES                    SHARES        DOLLARS       SHARES          DOLLARS
Shares sold..................................      58,699   $     883,989       326,692   $   5,046,979
Paid in Capital transferred from merger of
   RMK Select Capital Growth Fund (June 24,
   2004).....................................          --              --         2,287          36,318
Shares issued to shareholders in payment of
   distributions declared....................      27,171         399,684            --              --
Shares redeemed..............................     (82,055)     (1,219,041)     (118,793)     (1,863,596)
                                               -----------  --------------  -----------   --------------
Net change resulting from Class C Share
   transactions..............................       3,815   $      64,632       210,186   $   3,219,701
                                               -----------  --------------  -----------   --------------

                                                      PERIOD ENDED                  YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004(1)
                                               ---------------------------  ----------------------------
               CLASS I SHARES                    SHARES        DOLLARS       SHARES          DOLLARS
Shares sold..................................      9,303    $    141,636        50,036    $     783,203
Paid in Capital transferred from merger of
   RMK Select Capital Growth Fund (June 24,
   2004).....................................         --              --        43,287          699,588
Shares issued to shareholders in payment of
   distributions declared....................      4,425          66,639            --               --
Shares redeemed..............................    (18,274)       (281,547)      (31,111)        (490,762)
                                               -----------  --------------  -----------   --------------
Net change resulting from Class I Share
   transactions..............................     (4,546)   $    (73,272)       62,212    $     992,029
                                               -----------  --------------  -----------   --------------
Net change resulting from Fund Share
   transactions..............................    244,579    $  3,518,539     2,218,491    $  36,679,368
                                               ===========  ==============  ===========   ==============

(1) Reflects operations for the period from June 24, 2004 (commencement of investment operations) to
    November 30, 2004.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                     GROWTH FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................    1,764,940  $ 27,329,129     4,517,862   $  69,034,814
Class B share conversion to Class A shares...           --            --     5,900,803      91,816,495
Shares issued to shareholders in payment of
   distributions declared....................       82,457     1,264,542            --              --
Shares redeemed..............................  (3,622,130)   (55,931,963)   (4,783,614)    (73,173,504)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions..............................  (1,774,733)  $(27,338,292)    5,635,051  $   87,677,805
                                               -----------  -------------  ------------ ---------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                                -------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................          --   $        --        365,765   $    5,617,584
Shares issued to shareholders in payment of
   distributions declared....................          --            --             --               --
Class B share conversion to Class A shares...          --            --     (5,985,430)     (91,816,495)
Shares redeemed..............................          --            --       (924,451)     (14,133,408)
                                               -----------  -----------    ------------  ---------------
Net change resulting from Class B Share
   transactions..............................          --   $        --     (6,544,116)  $ (100,332,319)
                                               -----------  -----------    ------------  ---------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                                -------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................      43,510   $   653,389       223,744    $    3,331,504
Shares issued to shareholders in payment of
   distributions declared....................         585         8,812            --               --
Shares redeemed..............................     (43,071)     (640,256)      (99,205)       (1,496,828)
                                               -----------  ------------   ------------  ---------------
Net change resulting from Class C Share
   transactions..............................       1,024   $    21,945       124,539    $    1,834,676
                                               -----------  ------------   ------------  ---------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005 (2)           NOVEMBER 30, 2004
                                                -------------------------  ----------------------------
               CLASS I SHARES                     SHARES       DOLLARS        SHARES        DOLLARS

Shares sold..................................       2,642   $    41,000            --    $          --
Shares issued to shareholders in payment of
   distributions declared....................          --            --           --               --
Shares redeemed..............................      (1,579)      (24,721)           --               --
                                               -----------  ------------   ------------  ---------------
Net change resulting from Class I Share
   transactions..............................       1,063   $    16,279            --    $          --
                                               -----------  -------------  ------------  ---------------
Net change resulting from Fund Share
   transactions..............................  (1,772,646)  $(27,300,068)    (784,526)   $  (10,819,838)
                                               ===========  =============  ============  ===============

(2) Reflects operations for the period from May 20, 2005 (commencement of investment operations) to
    May 31, 2005.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                MID CAP VALUE FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................  1,773,071   $  18,847,582     5,065,682  $  58,656,187
Class B share conversion to Class A shares....         --              --         3,389         38,122
Shares issued to shareholders in payment of
   distributions declared.....................    610,177       6,382,456        11,020        117,694
Shares redeemed............................... (1,637,157)    (17,381,744)   (2,769,684)   (31,303,956)
                                               ------------ -------------  ------------  --------------
Net change resulting from Class A Share
   transactions...............................    746,091   $   7,848,294     2,310,407  $  27,508,047
                                               ------------ -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................          -- $           --         2,849  $      31,774
Shares issued to shareholders in payment of
   distributions declared.....................          --             --            40            430
Class B share conversion to Class A shares....          --             --        (3,398)       (38,122)
Shares redeemed...............................          --             --           (10)          (119)
                                               ------------ -------------  ------------  --------------
Net change resulting from Class B Share
   transactions...............................          -- $           --          (519) $      (6,037)
                                               ------------ -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................     22,930   $    239,793        31,313   $     363,957
Shares issued to shareholders in payment of
   distributions declared.....................        263          2,722            27             285
Shares redeemed...............................     (4,680)       (48,680)       (1,282)        (15,535)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class B Share
   transactions...............................     18,513   $    193,835        30,058   $     348,707
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005 (3)           NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS I SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................     25,689   $   269,236             --   $          --
Shares issued to shareholders in payment of
   distributions declared.....................          --             --           --              --
Shares redeemed...............................    (24,686)     (258,707)            --              --
                                               -----------  -------------  ------------  --------------
Net change resulting from Class I Share
   transactions...............................      1,003   $    10,529             --    $         --
                                               -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions...............................    765,607   $ 8,052,658      2,339,946    $ 27,850,717
                                               ===========  =============  ============  ===============

(3) Reflects operations for the period from May 11, 2005 (commencement of investment operations) to
    May 31, 2005.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                    VALUE FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................     920,721   $ 13,848,174     1,574,788   $  21,521,500
Class B share conversion to Class A shares...          --             --     1,456,262      19,761,470
Paid in Capital transferred from merger of
   RMK Select Financial Fund (June 17, 2004).          --             --       308,684       4,226,253
Shares issued to shareholders in payment of
   distributions declared....................     64,311         945,668        48,958         660,002
Shares redeemed..............................  (1,459,527)   (21,718,317)   (7,539,285)   (102,809,817)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions..............................    (474,495)  $ (6,924,475)   (4,150,593)  $(56,640,592)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................          --   $         --       211,440   $   2,905,890
Shares issued to shareholders in payment of
   distributions declared....................          --             --         2,697          36,263
Class B share conversion to Class A shares...          --             --    (1,456,262)    (19,761,470)
Shares redeemed..............................          --             --      (581,062)     (7,943,299)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class B Share
   transactions..............................          --   $         --    (1,823,187)  $ (24,762,616)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................       23,708  $    351,749       135,748   $   1,800,435
Paid in Capital transferred from merger of
   RMK Select Financial Fund (June 17, 2004).          --            --        105,324       1,440,242
Shares issued to shareholders in payment of
   distributions declared....................         648          9,406           396           5,348
Shares redeemed..............................     (38,721)      (577,548)     (126,045)     (1,703,202)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class C Share
   transactions..............................     (14,365)  $   (216,393)      115,423   $   1,542,823
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004 (4)
                                               --------------------------  ----------------------------
               CLASS I SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold..................................      10,627   $    161,653            --   $          --
Paid in Capital transferred from merger of
   RMK Select Financial Fund (June 17, 2004).          --             --        47,454         649,822
Shares issued to shareholders in payment of
   distributions declared....................         307          4,535           109           1,479
Shares redeemed..............................      (6,538)       (96,753)      (10,727)       (147,858)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class I Share
   transactions..............................       4,396   $     69,435        36,836   $     503,443
                                               -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions..............................    (484,464)  $ (7,071,433)   (5,821,521)  $ (79,356,942)
                                               ===========  =============  ============  ===============

(4) Reflects operations for the period from June 17, 2004 (commencement of investment operations) to
    November 30, 2004.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                   BALANCED FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................    749,041   $ 10,520,129       625,092   $   8,662,774
Class B share conversion to Class A shares....         --             --     2,110,316      29,037,954
Shares issued to shareholders in payment of
   distributions declared.....................     62,287        867,511       108,214       1,485,003
Shares redeemed...............................   (941,189)   (13,225,954)   (1,504,754)    (20,669,530)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions...............................   (129,861)  $ (1,838,314)    1,338,868   $  18,516,201
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................          --  $          --      111,013   $   1,540,012
Shares issued to shareholders in payment of
   distributions declared.....................          --             --       13,152         180,905
Class B share conversion to Class A shares....          --             --   (2,110,316)   (29,037,954)
Shares redeemed...............................          --             --     (418,710)    (5,761,710)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class B Share
   transactions...............................          --  $          --   (2,404,861)  $ (33,078,747)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................      9,572   $    133,655      103,814    $   1,427,871
Shares issued to shareholders in payment of
   distributions declared.....................        825         11,480          821           11,266
Shares redeemed...............................    (54,941)      (773,774)     (27,498)        (375,742)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class C Share
   transactions...............................    (44,544)  $   (628,639)      77,137    $   1,063,395
                                               -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions...............................   (174,405)  $ (2,466,953)    (988,856)   $ (13,499,151)
                                               ===========  =============  ===========   ==============

                                                                 FIXED INCOME FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................  1,703,561   $ 17,860,355     2,992,957   $  32,128,852
Class B share conversion to Class A shares....         --             --     1,988,213      20,975,645
Shares issued to shareholders in payment of
   distributions declared.....................    112,671      1,181,076       413,714       4,463,091
Shares redeemed............................... (3,381,330)   (35,409,703)   (8,957,214)    (95,985,470)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions............................... (1,565,098)  $(16,368,272)   (3,562,330)  $ (38,417,882)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................          --  $          --      257,034   $   2,797,241
Shares issued to shareholders in payment of
   distributions declared.....................          --             --       59,966         651,533
Class B share conversion to Class A shares....          --             --   (1,988,213)    (20,975,645)
Shares redeemed...............................          --             --     (750,848)     (8,073,828)

Net change resulting from Class B Share
   transactions...............................          --  $          --   (2,422,061)  $ (25,600,699)
                                               -----------  -------------  ------------  --------------

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                            FIXED INCOME FUND, CONTINUED
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................     45,832   $    481,982       359,686   $   3,811,601
Shares issued to shareholders in payment of
   distributions declared.....................      1,692         17,742         3,548          38,113
Shares redeemed...............................    (64,355)      (676,285)     (206,338)     (2,191,858)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class C Share
   transactions...............................    (16,831)  $   (176,561)      156,896   $   1,657,856
                                               -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions............................... (1,581,929)  $(16,544,833)   (5,827,495)  $ (62,360,725)
                                               ===========  =============  ===========   ==============

                                                        LIMITED MATURITY FIXED INCOME FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................    403,050   $  3,929,379     3,196,645   $  32,063,566
Class B share conversion to Class A shares....         --             --       973,073       9,633,424
Shares issued to shareholders in payment of
   distributions declared.....................     68,638        670,403       144,172       1,441,493
Shares redeemed............................... (3,065,601)   (29,943,868)   (9,816,090)    (97,696,348)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions............................... (2,593,913)  $(25,344,086)   (5,502,200)  $ (54,557,865)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS B SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................          --  $          --      132,157   $   1,336,566
Shares issued to shareholders in payment of
   distributions declared.....................          --             --        7,454          75,153
Class B share conversion to Class A shares....          --             --     (973,073)     (9,633,424)
Shares redeemed...............................          --             --     (394,198)     (3,949,982)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class B Share
   transactions...............................          --  $          --   (1,227,660)  $ (12,171,687)
                                               -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................      8,822   $     86,482       210,445   $   2,089,122
Shares issued to shareholders in payment of
   distributions declared.....................        602          5,880           546           5,432
Shares redeemed...............................    (44,539)      (435,355)     (141,509)     (1,404,206)
                                               -----------  -------------  ------------  --------------
Net change resulting from Class C Share
   transactions...............................    (35,115)  $   (342,993)       69,482   $     690,348
                                               -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions............................... (2,629,028)  $(25,687,079)   (6,660,378)  $ (66,039,204)
                                               ===========  =============  ============  ==============

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                          INTERMEDIATE TAX EXEMPT BOND FUND
                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004(5)
                                               --------------------------  ----------------------------
               CLASS A SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................     527,987   $  5,124,105       596,837   $   5,918,733
Shares issued in connection with the tax-free
   transfer of assets from Limited Maturity Tax
   Exempt Fund................................          --             --     2,013,460      20,134,603
Shares issued in connection with the tax-free
   transfer of assets from Personal Trust
   Municipal Fund.............................          --             --     2,576,250      25,762,496
Shares issued in connection with the tax-free
   transfer of assets from Tax Exempt Fund....          --             --     2,796,759      27,967,592
Shares issued to shareholders in payment of
   distributions declared.....................       4,282         41,388           198           1,943
Shares redeemed...............................  (1,389,996)   (13,440,790)     (970,736)     (9,589,173)
                                                -----------  -------------  ------------  --------------
Net change resulting from Class A Share
   transactions...............................    (857,727)  $ (8,275,297)    7,012,768   $  70,196,194
                                                -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004(5)
                                               --------------------------  ----------------------------
               CLASS C SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................           --  $          --             4  $           48
Shares issued to shareholders in payment of
   distributions declared.....................           --             --             1               1
Shares redeemed...............................           --             --            --              --
                                                -----------  -------------  ------------  --------------
Net change resulting from Class C Share
   transactions...............................           --  $          --             5  $           49
                                                -----------  -------------  ------------  --------------

                                                      PERIOD ENDED                 YEAR ENDED
                                                      MAY 31, 2005              NOVEMBER 30, 2004(5)
                                               --------------------------  ----------------------------
               CLASS I SHARES                     SHARES       DOLLARS        SHARES        DOLLARS
Shares sold...................................           --  $          --       35,043   $     346,200
Shares issued to shareholders in payment of
   distributions declared.....................           --             --            2              24
Shares redeemed...............................           --             --       (1,647)        (16,242)
                                                -----------  -------------  ------------  --------------
Net change resulting from Class I Share
   transactions...............................           --  $          --       33,398   $     329,982
                                                -----------  -------------  ------------  --------------
Net change resulting from Fund Share
   transactions...............................    (857,727)  $ (8,275,297)    7,046,171   $  70,526,225
                                                ===========  =============  ============  ==============

(5) Reflects operations for the period from February 9, 2004 (commencement of investment operations) to
    November 30, 2004.

                                      REGIONS MORGAN KEEGAN SELECT FUNDS

                                                                    TREASURY MONEY MARKET FUND
                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                           MAY 31, 2005                    NOVEMBER 30, 2004
                                               -----------------------------------  ----------------------------------
               CLASS A SHARES                       SHARES         DOLLARS              SHARES           DOLLARS
----------------------------------------------------------------------------------------------------------------------
Shares Sold.................................     800,839,017    $ 800,831,921       1,138,840,452    $ 1,138,847,547
Class B share conversion to Class A Shares..              --             --            37,192,722         37,192,722
Shares issued to shareholders in payment
   of distributions declared................       1,071,620        1,071,620             308,388            308,388
Shares redeemed.............................    (797,943,122)    (797,943,122)     (1,079,889,292)    (1,079,889,292)
                                                ------------    --------------     ---------------   ----------------
Net change resulting from Class A Share
   transactions.............................       3,967,515    $   3,960,419          96,452,270    $    96,459,365
                                                ------------    --------------     ---------------   ----------------

                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                           MAY 31, 2005                    NOVEMBER 30, 2004
                                               -----------------------------------  ----------------------------------
               CLASS B SHARES                       SHARES         DOLLARS              SHARES           DOLLARS
----------------------------------------------------------------------------------------------------------------------
Shares sold.................................              --    $           --        104,554,365    $   104,554,365
Shares issued to shareholders in payment
   of distributions declared................              --                --             13,579             13,579
Class B share conversion to Class A Shares                --                --        (37,192,722)       (37,192,722)
Shares redeemed.............................              --                --       (132,239,430)      (132,239,430)
                                                ------------    --------------     ---------------   ----------------
Net change resulting from Class B Share
   transactions.............................              --    $           --        (64,864,208)   $   (64,864,208)
                                                ------------    --------------     ---------------   ----------------
Net change resulting from Fund Share
   transactions.............................       3,967,515    $   3,960,419          31,588,062    $    31,595,157
                                                ============    ==============     ===============   ================

                                                                   GOVERNMENT MONEY MARKET FUND
                                                         SIX MONTHS ENDED                     YEAR ENDED
                                                           MAY 31, 2005                    NOVEMBER 30, 2004
                                               -----------------------------------  ----------------------------------
               CLASS A SHARES                       SHARES         DOLLARS              SHARES           DOLLARS
----------------------------------------------------------------------------------------------------------------------
Shares Sold.................................     97,242,148     $  97,242,148         118,191,213    $  118,191,213
Shares issued to shareholders in payment
   of distributions declared................            276               276                 737               737
Shares redeemed.............................    (90,525,612)      (90,525,612)       (127,364,199)      (127,364,199)
                                                ------------    --------------     ---------------   ----------------
Net change resulting from Class A Share
   transactions.............................      6,716,812     $   6,716,812          (9,172,249)   $    (9,172,249)
                                                ============    ==============     ===============   ================


7.  FEDERAL TAX INFORMATION

Each Fund of the Trust is treated as a separate entity for federal tax purposes. No provision for federal income or excise taxes is required since the Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code") and distribute substantially all their taxable net investment income and capital gains to their shareholders.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for net operating losses and discount accretion/premium amortization on debt securities.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

                       REGIONS MORGAN KEEGAN SELECT FUNDS

TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND DISTRIBUTIONS--At May 31, 2005, the Funds' cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over the value were as follows:

                                                             GROSS          GROSS     NET UNREALIZED
                                             COST OF       UNREALIZED    UNREALIZED    APPRECIATION/
FUND                                       INVESTMENTS    APPRECIATION (DEPRECIATION) (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund...................... $  317,099,015  $ 55,979,053  $ (7,716,153)  $  48,262,900
Growth Fund..............................    399,943,234    64,440,295   (10,436,777)     54,003,518
Mid Cap Value Fund.......................    100,675,562    16,019,577    (1,357,518)     14,662,059
Value Fund...............................    144,381,393    27,632,401    (1,249,892)     26,382,509
Balanced Fund............................    128,642,852    17,887,932    (1,636,819)     16,251,113
Fixed Income Fund........................    302,740,649     5,182,707      (831,146)      4,351,561
Limited Maturity Fixed Income Fund.......    108,468,913       311,900      (889,549)       (577,649)
Intermediate Tax Exempt Bond Fund........     58,200,804     1,337,283      (157,823)      1,179,460
Treasury Money Market Fund...............  1,138,238,202            --            --              --
Government Money Market Fund.............     65,289,595            --            --              --

CAPITAL LOSS CARRYFORWARDS--At November 30, 2004, the following Funds had capital loss carryforwards which will reduce the Funds' taxable income arising form future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code (the "Code"), and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                        EXPIRING IN   EXPIRING IN   EXPIRING IN  EXPIRING IN
FUND                                        2009          2010         2011         2012           TOTAL
-----------------------------------------------------------------------------------------------------------
Growth Fund..........................  $ 28,901,979  $ 31,565,035   $ 2,401,665   $       --   $ 62,868,679
Value Fund...........................            --    31,932,797            --           --     31,932,797
Balanced Fund........................            --     2,029,596     1,570,163           --      3,599,759
Fixed Income Fund....................            --            --            --    1,205,071      1,205,071
Limited Maturity Fixed Income Fund...            --            --       433,974    2,704,075      3,138,049
Government Money Market Fund.........            --            31            --           --             31

POST-OCTOBER LOSSES DEFERRED--Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year.

8.  CONCENTRATION OF CREDIT RISK

The Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund invests primarily in municipal debt instruments. The ability of the issuers of the securities held by the Funds to meet their obligations might be affected by economic developments in a specific industry, state, or region.

                      BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables set forth information concerning the Trustees and Officers of the Funds. All persons named as Trustees and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of twenty-three portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates the Trustees and/or Officers who are interested persons of the Funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the Funds includes additional information about the Fund's Trustees and is available upon request, without charge, by calling the Funds at 877-757-7424.

TRUSTEES
             -----------------------------------------------------------------------------------------

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
ALLEN B. MORGAN, JR.*          Mr. Morgan has served as a Director and Vice-Chairman of Regions
Age 62, Chairman and Trustee,  Financial Corporation since 2001 and 2003, respectively. He has also
Since 2003                     served as a Director of Morgan Asset Management, Inc. since 1993. He also has been Chairman of Morgan Keegan & Company, Inc. since 1969 and Executive Managing Director of Morgan Keegan & Company, Inc.
                               since 1969.

J. KENNETH ALDERMAN*           Mr. Alderman has been President of Regions Morgan Keegan Trust
Age 52, Trustee,               Company and Chief Executive Officer of Morgan Asset Management, Inc.
Since 2003                     since 2002. He has been Executive Vice President of Regions Financial
                               Corporation since 2000. He served Regions as Senior Vice President and Capital Management Group Director and investment adviser to the
                               Regions Financial Corporation proprietary fund family from 1995 to
                               2000. He is a Certified Public Accountant and a Chartered Financial
                               Analyst.

WILLIAM JEFFERIES MANN         Mr. Mann has been Chairman and President of Mann Investments, Inc.
Age 72, Trustee,               (real estate investments/private investing) since 1985.
Since 2003

JAMES STILLMAN R. MCFADDEN     Mr. McFadden has been Chief Manager of McFadden Communications, LLC
Age 47, Trustee,               (commercial printing) since 2002 and President and Director of 1703,
Since 2003                     Inc. (restaurant management) since 1998. He also has served as a
                               Director for several private companies since 1997.

W. RANDALL PITTMAN             Mr. Pittman has been Chief Financial Officer of Emageon Inc.
Age 51, Trustee,               (healthcare information systems) since 2002. From 1999 to 2002, he
Since 2003                     was Chief Financial Officer of BioCryst Pharmaceuticals, Inc.
                               (biotechnology). From 1998 to 1999, he was Chief Financial Officer of
                               ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as
                               Senior Vice President - Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with
                               AmSouth Bancorporation (bank holding company), including Executive
                               Vice President and Controller. He is a Certified Public Accountant,
                               and was with the accounting firm of Ernst & Young, LLP from 1976 to
                               1983.

MARY S. STONE                  Ms. Stone has held the Hugh Culverhouse Endowed Chair of Accountancy
Age 54, Trustee,               at the University of Alabama, Culverhouse School of Accountancy since
Since 2003                     1981. She is also a member of Financial Accounting Standards Advisory
                               Council, AICPA, Accounting Standards Executive Committee and AACSB
                               International Accounting Accreditation Committee.

                               BOARD OF TRUSTEES AND TRUST OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
ARCHIE W. WILLIS III           Mr. Willis has been President of Community Capital (financial
Age 47, Trustee,               advisory and real estate development consulting) since 1999 and Vice
Since 2003                     President of Community Realty Company (real estate brokerage) since
                               1999. He was a First Vice President of Morgan Keegan & Company, Inc.
                               from 1991 to 1999. He also has served as a Director of Memphis
                               Telecom, LLC since 2001.
------------------------------------------------------------------------------------------------------
THE ADDRESS OF EACH TRUSTEE IS C/O THE FUND, FIFTY NORTH FRONT STREET, 21ST FLOOR, MEMPHIS, TN 38103.

OFFICERS
          --------------------------------------------------------------------------------------------

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
CARTER E. ANTHONY*             From 2002 to present, Mr. Anthony has served as President and Chief
Age 60, President,             Investment Officer of Morgan Asset Management, Inc. From 2000 to
Since 2003                     2002, he served as Executive Vice President and Director of Capital
                               Management Group, Regions Financial Corporation. From 1989 to 2000,
                               Mr. Anthony was Vice President-Trust Investments, National Bank of
                               Commerce.

THOMAS R. GAMBLE*              Mr. Gamble has been an executive at Regions Financial Corporation
Age 62, Vice-President,        since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a
Since 2003                     Senior Vice President and Manager of Employee Benefits at the
                               Birmingham Trust Department of Regions Bank from 1981 to 2000.

JOSEPH C. WELLER*              Mr. Weller has been Executive Vice President and Chief Financial
Age 66, Treasurer,             Officer of Morgan Keegan & Company, Inc. since 1969, Treasurer and
Since 2003                     Secretary of Morgan Keegan & Company, Inc. since 1969 and Executive
                               Managing Director of Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management, Inc. since
                               1993.

CHARLES D. MAXWELL*            Mr. Maxwell has been a Managing Director of Morgan Keegan & Company,
Age 51, Secretary and          Inc. since 1998 and Assistant Treasurer and Assistant Secretary of
Assistant Treasurer,           Morgan Keegan & Company, Inc. since 1994. He has been Secretary and
Since 2003                     Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior
                               Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997.
                               Mr. Maxwell was also with the accounting firm of Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

J. THOMPSON WELLER*            Mr. Weller has been a Managing Director and Controller of Morgan
Age 40, Assistant Secretary,   Keegan & Company, Inc. since October 2001. He was Senior Vice
Since 2003                     President and Controller of Morgan Keegan & Company, Inc. from
                               October 1998 to October 2001, Controller and First Vice President
                               from February 1997 to October 1998, Controller and Vice President
                               from 1995 to February 1997 and Assistant Controller from 1992 to 1995.

                                BOARD OF TRUSTEES AND TRUST OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                           PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
DAVID M. GEORGE*               Mr. George has been the Chief Compliance Officer of Morgan Asset
Age 52, Chief Compliance       Management, Inc. and a Senior Vice President of Morgan Keegan &
Officer,                       Company, Inc. since August 2004. He was an Assistant Director of
Since 2004                     Compliance and Senior Vice President of Morgan Keegan & Company, Inc.
                               from April 2002 to August 2004. He was a Branch Manager and First
                               Vice President of Morgan Keegan & Company, Inc. from April 2001 to
                               April 2002. He was a Branch Administrative Officer of the Private
                               Client Group and First Vice President of Morgan Keegan & Company,
                               Inc. from July 1999 to April 2001. He was a Compliance Administrator
                               and Vice President of Morgan Keegan & Company, Inc. from August 1995 to July 1999.
------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST ARE ELECTED AND APPOINTED BY THE BOARD OF TRUSTEES AND HOLD OFFICE UNTIL THEY RESIGN,
ARE REMOVED, OR ARE OTHERWISE DISQUALIFIED TO SERVE.

JOSEPH C. WELLER IS THE FATHER OF J. THOMPSON WELLER. THE ADDRESS OF MESSRS. MAXWELL, WELLER, WELLER, AND
GEORGE IS FIFTY NORTH FRONT STREET, MEMPHIS, TENNESSEE 38103. THE ADDRESS OF MESSRS. ANTHONY AND GAMBLE IS
417 NORTH 20TH STREET, 15TH FLOOR, BIRMINGHAM, ALABAMA 35203.

                            SUPPLEMENTAL INFORMATION

PRIVACY POLICY NOTICE
                                              ----------------------------------

The Regions Morgan Keegan Funds, their distributor (Morgan Keegan & Company, Inc.) and their agents (referred to as the "Funds," "we" or "us") recognize that consumers (referred to as "you" or "your") expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds' policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

INFORMATION THE FUNDS COLLECT

The Funds collect nonpublic personal information about you from the following sources:

o We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds' website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

o We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

o We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

o We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

o We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the Funds' products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer's account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds' use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

INFORMATION SECURITY

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the Funds' commitment to protecting your personal information and respecting your privacy.

EMPLOYEE ACCESS TO INFORMATION

All of the Funds' employees must adhere to the Funds' policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee's or agent's need to know the information in order to service a customer's account or comply with legal requirements.

VISITING THE FUNDS' WEBSITE

o The Funds' website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

o    Information or data entered into a website will be retained.

o Where registration to a website or re-entering personal information on a website is required, "cookies" are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don't have to resubmit personal information. Cookies provide faster access into the website.

o We may also collect non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-MAIL

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer's request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as Social Security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 1-877-757-7424.

SURVEYS/AGGREGATE DATA

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds' planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

CHANGES TO OUR PRIVACY STATEMENT

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

                            SUPPLEMENTAL INFORMATION

PROXY VOTING POLICIES & RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolios' securities according to a set of policies and procedures approved by the Funds' board. A description of the policies and procedures may be obtained, without charge, by calling 877-757-7424 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 by visiting the Funds' website at www.rmkfunds.com.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS
                                              ----------------------------------

The Funds file a Form N-Q with the SEC no more than sixty days after the close of the Fund's first and third quarters of their fiscal year. Form N-Q includes a schedule of each Fund's portfolio holdings as of the end of those fiscal quarters. The Funds' Form N-Q filings may be found on the SEC's website at www.sec.gov. The Funds' N-Q filings may also be reviewed and copies at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

FEDERAL TAX INFORMATION (UNAUDITED)
                                              ----------------------------------

For the fiscal year ended November 30, 2004, the amount of long term capital gain designated by the Fixed Income Fund and the Mid Cap Value Fund were $6,433,636 and $4,034,711, respectively.

For the fiscal year ended November 30, 2004, 69.68%, 100%, and 100% of the distributions from net investment income paid by the Balanced Fund, Value Fund and Growth Fund, respectively are qualifying dividends which may be subject to a minimum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with reporting of your distributions on form 1099-DIV.

Of the ordinary income (including short term capital gain) distributions made by the Balanced Fund, Value Fund and Growth Fund during the year ended November 30, 2004 of 60.88%, 95.29% and 94.38% qualified for the dividend received deduction available to corporate shareholders.

                            SUPPLEMENTAL INFORMATION
INVESTMENT ADVISER                         SUB-ADVISER TO REGIONS MORGAN KEEGAN SELECT
Morgan Asset Management, Inc.              MID CAP VALUE FUND
417 North 20th Street, 15th Floor          Channing Capital Management, LLC
Birmingham, AL 35203                       10 South LaSalle Street, Suite 2650
                                           Chicago, IL 60603

CUSTODIAN                                  LEGAL COUNSEL
Regions Bank                               Kirkpatrick & Lockhart Nicholson Graham LLP
417 North 20th Street, 15th Floor          1800 Massachusetts Avenue, N.W.
Birmingham, AL 35203                       Washington, D.C. 20036

ADMINISTRATOR, DISTRIBUTOR &               INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
TRANSFER AGENT                             PricewaterhouseCoopers LLP
Morgan Keegan & Company, Inc.              Morgan Keegan Tower
Morgan Keegan Tower                        50 North Front Street, Suite 1000
50 North Front Street                      Memphis, TN 38103
Memphis, TN 38103

Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U. S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 877-757-7424. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                       REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan Fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With more than $5.9 billion in assets, the Fund complex includes six equity funds, two balanced funds, six bond funds, two tax-exempt bond funds, four money market funds and three closed end funds. You may see an overview of each Fund by visiting the Funds' website at www.rmkfunds.com. You may also download each Fund's most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

o    EQUITY FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Mid Cap Growth Fund
     Regions Morgan Keegan Select Growth Fund
     Regions Morgan Keegan Select LEADER Growth Equity Fund
     Regions Morgan Keegan Select LEADER Growth & Income Fund
     Regions Morgan Keegan Select Mid Cap Value Fund
     Regions Morgan Keegan Select Value Fund

o    BALANCED FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Balanced Fund
     Regions Morgan Keegan Select LEADER Balanced Fund

o    BOND FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select High Income Fund
     Regions Morgan Keegan Select Intermediate Bond Fund
     Regions Morgan Keegan Select Fixed Income Fund
     Regions Morgan Keegan Select LEADER Intermediate Bond Fund
     Regions Morgan Keegan Select Limited Maturity Fixed Income Fund
     Regions Morgan Keegan Select LEADER Short Term Bond Fund

o    TAX-EXEMPT BOND FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund
     Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund

o    MONEY MARKET FUNDS
--------------------------------------------------------------------------------
     Regions Morgan Keegan Select Treasury Money Market Fund
     Regions Morgan Keegan Select Government Money Market Fund
     Regions Morgan Keegan Select LEADER Money Market Fund
     Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund


REGIONS MORGAN KEEGAN CLOSED-END FUNDS
--------------------------------------------------------------------------------
o    RMK Advantage Income Fund, Inc. (NYSE: RMA)

o    RMK High Income Fund, Inc. (NYSE: RMH)

o    RMK Strategic Income Fund, Inc. (NYSE: RSF)

--------------------------------------------------------------------------------


Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 200 offices in 18 states. Please access our website www.morgankeegan.com to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).


                                    Alabama

                                    Arkansas

                                    Florida

                                    Georgia

                                    Illinois

                                    Indiana

                                      Iowa

                                    Kentucky

                                   Louisiana

                                 Massachusetts

                                  Mississippi

                                    Missouri

                                    New York

                                 North Carolina

                                 South Carolina

                                   Tennessee

                                     Texas

                                    Virginia



                                     SELECT
                                     FUNDS
                     Regions [Graphic Representation] Morgan Keegan

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement is not applicable to the semi-annual report filing by the Fund.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement is not applicable to the semi-annual report filing by the Fund.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to the semi-annual report filing by the Fund.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

     (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) Not applicable.

     (b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (c) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)   Regions Morgan Keegan Select Funds
      --------------------------------------------------------------

By (Signature and Title) /s/ Carter E. Anthony
                        --------------------------------------------
                             Carter E. Anthony, President

Date  August 31, 2005
    ----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Carter E. Anthony
                        --------------------------------------------
                             Carter E. Anthony, President

Date  August 31, 2005
    ----------------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                        --------------------------------------------
                             Joseph C. Weller, Treasurer

Date  August 31, 2005
    ----------------------------------------------------------------